                                               Filed Pursuant to Rule: 497
                                               Registration File No.: 2-74667

Equitable Life's 300+ Series
Certificates under Group Annuity Contracts
--------------------------------------------------------------------------------







PROSPECTUS
OCTOBER 18, 1999



[GRAPHIC OMITTED]

Equitable Life's 300+ Series
Certificates under Group Annuity Contracts

PROSPECTUS DATED OCTOBER 18, 1999
--------------------------------------------------------------------------------


This prospectus contains important information that you should know before purchasing, or taking any other action under a Certificate. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about the Trust. Please read and keep these prospectuses for future reference.



WHAT IS EQUITABLE LIFE'S 300+ SERIES?

Equitable Life's 300+ Series Certificates are annuity contracts issued by The Equitable Life Assurance Society of the United States. They provide a means for the accumulation of retirement savings and for income. You invest to accumulate on a tax-deferred basis in one or more of our variable investment funds ("Funds") or guaranteed rate accounts ("GRAs"), the "investment options" in Equitable Life's 300+ Series.


-------------------------------------------------------------
Variable Investment Funds
-------------------------------------------------------------
o Alliance Money Market         o Alliance Conservative
o Alliance Intermediate           Investors
  Government Securities         o Alliance Growth Investors
o Alliance High Yield           o MFS Emerging Growth
o Alliance Balanced               Companies
o Alliance Growth & Income      o BT Equity 500 Index
o Alliance Common Stock         o Lazard Small Cap Value
o Alliance Aggressive Stock     o T. Rowe Price International
o Alliance Global                 Stock
-------------------------------------------------------------


You may allocate amounts to any of the Funds. They, in turn, invest in a corresponding securities portfolio ("portfolio") of EQ Advisors Trust. Your investment results in a Fund will depend on the investment experience of the related portfolio and timing of transactions such as contributions and transfers. Each Fund is a subaccount of our Separate Account No. 301.


Guaranteed Rate Accounts. You may allocate amounts to the GRAs which offer guarantees of principal, as well as interest at rates we set.

Types of Contracts. We offer the Certificates for use as:

  o Regular IRAs or Roth IRAs

  o Tax Sheltered Annuities ("TSAs")

  o Simplified Employee Pensions ("SEP")

  o Savings Incentive Match Plans for Employees ("SIMPLE")



A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). A Statement of Additional Information, or "SAI," dated October 18, 1999, which is part of the registration statement, is available free of charge upon request by writing to us or calling 1-800-248-2138, our toll-free number. The SAI has been incorporated by reference into this prospectus. The table of contents for the SAI appears at the back of this prospectus. You may also obtain a copy of this prospectus and the SAI through the SEC's Web site at http://www.sec.gov.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CERTIFICATES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                        ---------------------------------

Copyright 1999 The Equitable Life Assurance Society of the United States, New York, New York 10104. All rights reserved.

Contents of this prospectus

--------
2
--------------------------------------------------------------------------------



EQUITABLE LIFE'S 300+ SERIES

-------------------------------------------------------------
Index of Key Words and Phrases                              4
Equitable Life's 300+ Series Certificates at a Glance -
   Key Features                                             5

-------------------------------------------------------------
FEE TABLE                                                   6
-------------------------------------------------------------
Examples                                                    7
Condensed financial information                             8

-------------------------------------------------------------
CERTIFICATE FEATURES                                        9
-------------------------------------------------------------
How Do I Purchase and Contribute to My Certificate?         9
Owner and Annuitant Requirements                           10
How Do I Make My Contributions?                            10
What Are My Investment Options Within the Certificate      11
Allocating Your Contributions                              12
Your Right to Cancel Within a Certain Number of Days       12

2
-------------------------------------------------------------
DETERMINING YOUR CERTIFICATE'S VALUE                       14
-------------------------------------------------------------
Your Account Balance in the Funds                          14
Your Account Balance in the GRAs                           14

3
-------------------------------------------------------------
TRANSFERRING YOUR MONEY AMONG
INVESTMENT OPTIONS                                         15
-------------------------------------------------------------


--------------------------------------------------------------------------------
"We," "our" and "us" refers to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the Certificate owner who we may also refer to as the "participant." Contents of this prospectus

----------
3
--------------------------------------------------------------------------------



4
----------------------------------------------------------------
ACCESSING YOUR MONEY                                        16
----------------------------------------------------------------
Withdrawing Your Account Balance                            16
Choosing Your Retirement Payout Options                     16

5
----------------------------------------------------------------
CHARGES AND EXPENSES                                        19
----------------------------------------------------------------
Charges that Equitable Life Deducts                         19
Charges for State Premium and Other Applicable Taxes        19
Expenses That the Trust Incurs                              19
Certain Expense Limitations                                 20
Life Annuity Administrative Charge                          20
SEP and SIMPLE Enrollment Fee                               20
Guaranteed Rate Accounts Withdrawal Charge                  21

6
----------------------------------------------------------------
PAYMENT OF DEATH AND DISABILITY BENEFIT                     22
----------------------------------------------------------------
Your Beneficiary and Payment of Death Benefit               22
When the Participant Dies Before Distributions Begin        22
When the Participant Dies After the Retirement Date         22
Disability Payment                                          22

7
----------------------------------------------------------------
TAX INFORMATION                                             23
----------------------------------------------------------------
Tax Changes                                                 23
Tax-Sheltered Annuity Arrangements (TSAs)                   23
Individual Retirement Annuities (Regular and Roth IRAs)     23
IRAs Under Simplified Employee Pension Plans (SEPs and
  SIMPLEs)                                                  23

8
----------------------------------------------------------------
MORE INFORMATION                                            25
----------------------------------------------------------------
About Equitable Life                                        25
About Separate Account No. 301                              25
About EQ Advisors Trust                                     25
About the General Account                                   26
Dates and Prices at Which Certificate Events Occur          26
About Your Voting Rights                                    26
About the Group Annuity Contracts                           27
IRS Disqualification                                        27
About Our Year 2000 Progress                                27
About Legal Proceedings                                     28
About Our Independent Accountants                           28
Transfers of Ownership, Collateral Assignments, Loans,
  and Borrowing                                             28
Underwriter                                                 28
Reports and Additional Information                          29

9
----------------------------------------------------------------
INVESTMENT PERFORMANCE                                      30
----------------------------------------------------------------
Benchmarks                                                  30

10
----------------------------------------------------------------
APPENDIX I: CONDENSED FINANCIAL
  INFORMATION                                                A-1

11
----------------------------------------------------------------
TABLE OF CONTENTS OF STATEMENT OF
  ADDITIONAL INFORMATION                                     S-1
----------------------------------------------------------------

12
----------------------------------------------------------------
HOW TO REACH US   back cover
----------------------------------------------------------------

Equitable Life's 300+ Series

------------
4
--------------------------------------------------------------------------------


INDEX OF KEY WORDS AND PHRASES

This index should help you locate more information on the terms used in this prospectus.



                                  Page
Accessing Your Money              16
account balance                   14
annuitant                         17
Annuity Payout Options            17
beneficiary                       22
Business Day                      10
cash value                        14
Charges and Expenses              19
contributions                     10
Death Benefit                     22
Guaranteed Rate Accounts          12
Investment Options                11
Investment Performance            30
Key Features                       5
Payout Options                    16
portfolio                        cover
Processing Office             back cover
Regular IRA                       23
Retirement Payout Options         16
Right to Cancel                   13
Roth IRA                          23
SAI                               S-1
SEPs                              23
SIMPLEs                           23
Tax Information                   23
Transferring Your Money           15
TSA                               23
Unit                              14
Variable Investment Funds         11
Voting Rights                     26

Equitable Life's 300+ Series

-------------
5
--------------------------------------------------------------------------------



EQUITABLE 300+ SERIES CERTIFICATES AT A GLANCE -- KEY FEATURES


PROFESSIONAL INVESTMENT MANAGEMENT



Equitable Life's 300+ Series Funds invest in 14 different portfolios managed by professional investment advisers.



GUARANTEED RATE ACCOUNTS

o New GRAs with one and three-year guarantee periods offered quarterly.

o Principal guaranteed; interest guaranteed when GRA is held to maturity of guarantee period.


TAX ADVANTAGES OF PLAN

o On contributions

  Pre-tax contributions except for certain IRAs and for Roth IRAs.

o On earnings inside the Certificate

  No tax on any dividends, interest or capital gains until you make withdrawals or receive distributions.

o On transfers inside the Certificate

  No tax on transfers among investment options.

o On payout

  Tax-favored payout alternatives.

If you are buying a contract to fund a retirement plan that already provides tax deferral under Federal income tax rules, you should do so for the contract's features and benefits other than tax deferral. The tax deferral of the contract does not provide additional benefits


MINIMUM CONTRIBUTION AMOUNTS

o Equitable Life has no minimum (If you are contributing through an employer, the employer may have a minimum).


ACCESS TO YOUR MONEY

o Lump sum withdrawals (You may be subject to a withdrawal charge for certain withdrawals or transfers from the GRAs. You may also incur income tax and a penalty tax on any withdrawal.)


PAYOUT ALTERNATIVES

o Fixed annuity payout benefit

o Periodic distribution option

o Single sum payment

o Other annuity or optional retirement benefits we may offer


ADDITIONAL FEATURES

o Unlimited transfers among the Funds.

o Transfers from the GRAs, subject to special rules

o Toll-free telephone access to information regarding your account and use of AIM system for transfers


FEES AND CHARGES

o Participant service charge assessed quarterly for certain administrative services. Maximum of $30 per year.

o Administrative charge, for expenses not covered by the participant service charge, assessed daily against assets of the Funds at an annual rate of 0.25%.

o Other expenses charged directly to the Funds for operating expenses.

o 7% charge, not to exceed interest earned, on amounts withdrawn or transferred from GRAs. There are exceptions to withdrawal charge.

o Annual expenses of EQ Advisors Trust Portfolios are calculated as a percentage of net assets in each portfolio. These expenses include management fees ranging from 0.25% to 0.80% annually, other expenses and, for certain Portfolios, 12b-1 fees of 0.25% annually.

o One-time enrollment fee of $25 for each employee Certificate owner participating in a SEP or SIMPLE; payable by the employee or the employer.

o Annuitization fee of up to $350 if a participant elects an annuity option at retirement. A higher fee may apply when an optional annuity benefit, other than the normal form of annuity, is elected.

The above is not a complete description of all material provisions of the Certificates. For more detailed information we urge you to read the contents of this prospectus, as well as your Certificate. Please feel free to speak with us if you have any questions.

Fee table

--------
6
--------------------------------------------------------------------------------



The fee table below will help you understand the various charges and expenses that apply under your Certificate. The table reflects Fund charges you will directly incur under the Certificate, as well as charges and expenses of the portfolios that you will bear indirectly. Charges for taxes, such as state or local premium taxes, and enrollment fees may also apply. Each of the charges and expenses, including an annuity administrative charge, is further discussed under "Charges and Expenses" later in this prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectus for EQ Advisors Trust.

The Fund charges shown in the table are expressed as an annual percentage of daily net assets, in each Fund. The EQ Advisors Trust annual expenses are shown as a percentage of average daily net assets in each portfolio.



-----------------------------------------------------
CERTIFICATE OWNER TRANSACTION EXPENSES:
-----------------------------------------------------
Sales load on purchases                       None
-----------------------------------------------------
Maximum annual participant service charge     $30
-----------------------------------------------------



----------------------------------------------------------------------------------
                                              Alliance
                             Alliance       Intermediate     Alliance
                              Money          Government        High      Alliance
                              Market         Securities       Yield      Balanced
----------------------------------------------------------------------------------
Fund Related Expenses
 Administration charge        0.25%             0.25%         0.25%       0.25%
 Other expenses               0.15              0.22          0.33        0.13
 Total                        0.40%             0.47%         0.58%       0.38%
----------------------------------------------------------------------------------
 Trust Related Expenses
 Management fees              0.35%(1)          0.35%(1)      0.60%       0.41%
 Other expenses               0.03              0.06          0.04        0.05
 Total                        0.38%(1)          0.41%(1)      0.64%       0.46%
----------------------------------------------------------------------------------
Total Fund and portfolio Annual Expenses (After Expense Limitation as to
Alliance Intermediate Government Securities)(2)(3)
                              0.78%             0.88% (1)     1.22%       0.84%
----------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                                   Alliance                Alliance
                           Alliance    Alliance    Aggres-                Conserva-    Alliance
                            Growth      Common       sive      Alliance      tive      Growth
                           & Income     Stock       Stock       Global    Investors   Investors
-----------------------------------------------------------------------------------------------
Fund Related Expenses
 Administration charge       0.25%       0.25%       0.25%       0.25%       0.25%       0.25%
 Other expenses              0.24        0.13        0.22        0.24        0.53        0.44
 Total                       0.49%       0.38%       0.47%       0.49%       0.78%       0.69%
-----------------------------------------------------------------------------------------------
Trust Related Expenses
 Management fees             0.55%       0.36%       0.54%       0.64%       0.48%       0.51%
 Other expenses              0.04        0.04        0.03        0.08        0.06        0.05
 Total                       0.59%       0.40%       0.57%       0.72%       0.54%       0.56%
-----------------------------------------------------------------------------------------------
Total Fund and portfolio Annual Expenses (After Expense Limitation as to
Alliance Intermediate Government Securities)(2)(3)
                             1.08%       0.78%       1.04%       1.21%       1.32%       1.25%
-----------------------------------------------------------------------------------------------



(1) The annual amount of management fees applicable to the Alliance Money Market Portfolio and Alliance Intermediate Government Securities Portfolio is, in each case, limited to 0.35% of the value of the portfolio's average daily net assets. This limitation is a Certificate right for participants who enrolled prior to May 1, 1987 and cannot be changed without their consent. Equitable Life has voluntarily agreed to impose this limitation for all other participants in those portfolios and reserves the right to discontinue the limitation at any time. Absent this limitation, the management fees for the Alliance Intermediate Government Securities Portfolio would be 0.50% and for the Alliance Money Market Portfolio would be 0.35%, the same as the limitation. See " Charges and Expenses-Expense Limitations."

(2) The management fee for each portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolios. The maximum management fee for each portfolio, however, cannot be increased without a vote of the portfolio's shareholders. The amounts shown in the Table under "Fund Related Expenses" and under "Trust Related Expenses" for the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Balanced and Alliance Common Stock Funds/Portfolios, when added together, are limited by the Certificates to 1% of the value of the Alliance Money Market option's average daily net assets and 1.5% of the value of the Alliance Common Stock, Alliance Intermediate Government Securities and Alliance Balanced Funds' respective average daily net assets. For the Alliance High Yield, Alliance Aggressive Stock and Alliance Global Funds, Equitable Life applies a voluntary combined Fund/Portfolio expense limitation at an effective annual rate of 1.5% of average daily net assets of each Fund. See "Charges and Expenses-Expense Limitations."

(3) On October 18, 1999, these portfolios became part of EQ Advisors Trust. The "Other expenses" for these portfolios have been restated to reflect the estimated expenses that would have been incurred had these portfolios been portfolios of EQ Advisors Trust for the year ended December 31, 1998. The restated expenses reflect an increase of 0.01%.

-------
7
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------
                             MFS Emerging                                     T. Rowe Price
                               Growth          BT Equity     Lazard Small    International
                              Companies       500 Index       Cap Value          Stock
-------------------------------------------------------------------------------------------
Fund Related Expenses
 Administration charge          0.45%            0.45%          0.45%            0.45%
 Other expenses                  -                -              -                -
  Total                         0.45%            0.45%          0.45%            0.45%
-------------------------------------------------------------------------------------------
Trust Related Expenses
 Management fees                0.55%            0.25%          0.80%            0.75%
 12b-1 fee (1)                  0.25             0.25           0.25             0.25
 Other expenses                 0.05             0.05           0.15             0.20
  Total (after expense
  limitation)(2)                0.85%            0.55%          1.20%            1.20%
-------------------------------------------------------------------------------------------
Total Fund and portfolio
  Annual Expenses               1.30%            1.00%          1.65%            1.65%
-------------------------------------------------------------------------------------------



(1) The Funds purchase Class IB shares of the portfolios which are subject to fees imposed under distribution plans adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Rule 12b-1 plans provide that EQ Advisors Trust, in behalf of each portfolio, may pay annually up to 0.25% of the average daily net assets of a portfolio attributable to its Class IB shares for activities primarily intended to result in the sale of the Class IB shares.

(2) The maximum management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses, however, Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to each portfolio, pursuant to which Equitable Life has agreed to waive or limit its fees and assume other expenses. Under the expense limitation agreement, total annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and Rule 12b-1 plan fees) are limited for the respective average daily net assets of each portfolio as follows: 0.60% for MFS Emerging Growth Companies; 0.30% for BT Equity 500 Index; and 0.95% for Lazard Small Cap Value and T. Rowe Price International Stock.


      Absent the expense limitation, "Other Expenses" for 1998 on an annualized basis would have been: 0.24% for MFS Emerging Growth Companies, 0.33% for BT Equity 500 Index, 0.49% for Lazard Small Cap Value and 0.40% for T. Rowe Price International Stock.


      Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust.



EXAMPLES

The examples below show the expenses that a hypothetical participant would pay, assuming a $1,000 contribution is invested in one of the Funds listed, and a 5% annual return on assets(1). The expenses are the same whether or not the participant withdraws amounts held in any of the Funds. For purposes of the examples, the participant service charge is computed by applying a charge of $12 to the average number of participants for the year, divided by average assets for each Fund for the same period.


These examples should not be considered a representation of past or future expenses for each Fund or portfolio. Actual expenses may be greater or less than those shown below. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

------
8
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
                                          1 Year         3 Years         5 Years        10 Years
------------------------------------------------------------------------------------------------
Alliance Money Market                     $8.31          $25.97          $45.13         $100.42
Alliance Intermediate Government
  Securities                               9.33           29.12           50.56          112.18
Alliance High Yield                       12.78           39.78           68.80          151.27
Alliance Balanced                          8.92           27.86           48.39          107.49
Alliance Growth & Income                  11.36           35.40           61.33          135.35
Alliance Common Stock                      8.31           25.97           45.13          100.41
Alliance Aggressive Stock                 10.95           34.15           59.18          130.75
Alliance Global                           12.68           39.47           68.27          150.14
Alliance Conservative Investors           13.80           42.89           74.11          162.49
Alliance Growth Investors                 13.09           40.71           70.40          154.64
MFS Emerging Growth Companies             13.55           42.12             -               -
BT Equity 500 Index                       10.55           32.90             -               -
Lazard Small Cap Value                    17.14           53.10             -               -
T. Rowe Price International Stock         17.14           53.10             -               -
------------------------------------------------------------------------------------------------


(1) The amount accumulated from the $1,000 contribution could not be paid in the form an annuity at the end of any of the periods shown in the examples. This is because the minimum amount applied must be $2,000 and the initial annuity payment must be at least $20. See "Certificate Provisions-Retirement Benefits." In some cases, charges for state premium or other taxes will be deducted from the amount applied.


IF YOU ELECT AN ANNUITY PAYOUT OPTION UNDER WHICH WE DEDUCT A $350 ANNUITIZATION
FEE:


ASSUMING AN ANNUITY PAYOUT OPTION COULD BE ISSUED, THE EXPENSES SHOWN IN THE ABOVE EXAMPLE WOULD, IN EACH CASE, BE INCREASED BY $4.43 BASED ON THE AVERAGE AMOUNT APPLIED TO ANNUITY PAYOUT OPTIONS IN 1998.

CHARGE FOR WITHDRAWALS OR TRANSFERS FROM GRAS. We impose a charge of 7% of the amount withdrawn or transferred (including the amount of the withdrawal charge), but not more than the accumulated interest, on the amount withdrawn or transferred, from any GRA. The charge does not apply to your contributions or at maturity of the GRA, among other exceptions.

ANNUITIZATION FEE. If you elect the fixed annuity benefit available under your Certificate we will deduct a charge of up to $350 at the time we provide that benefit. The charge may be greater if, at that time, we offer more favorable annuity purchase rates for the same benefit.


CONDENSED FINANCIAL INFORMATION


Please see APPENDIX I, at the end of this prospectus, for the unit values and number of units outstanding as of the dates shown, for each of the Funds.

Certificate features

---------
9
--------------------------------------------------------------------------------



HOW DO I PURCHASE AND CONTRIBUTE TO MY CERTIFICATE?

You or your employer may purchase and contribute to a Certificate by making payments to us. You may contribute under a Regular IRA, Roth IRA, SIMPLE IRA, or under a SEP. Your employer contributes under a SEP, TSA, or SIMPLE IRA. We have no minimum contribution amount. However, an employer may establish a minimum contribution amount for payroll deductions. The following table summarizes certain information regarding the Certificates and contributions.

---------------------------------------------------------------------------------------------
Certificate Type                               Contribution Sources
---------------------------------------------------------------------------------------------
Regular IRA                                   o "Regular" IRA contributions not to exceed
                                                $2,000 each year.
  - typically pre-tax contributions           o Rollovers from a qualified plan.
  - distributions are taxable                 o Rollovers from a TSA.
                                              o Rollovers from another traditional
                                                individual retirement arrangement.
                                              o Direct custodian-to-custodian transfers
                                                from other traditional individual retirement
                                                arrangements.
---------------------------------------------------------------------------------------------
Roth IRA                                      o "Regular Roth" IRA contributions not to
  - after tax contributions                     exceed $2,000 each year.
  - distributions are tax-free                o Conversion rollovers from a Regular IRA.
    when conditions met                       o Rollovers from another Roth IRA.
                                              o Direct transfers from another Roth IRA.
---------------------------------------------------------------------------------------------
TSA                                           o Employer remitted "salary reduction"
  - favorable tax treatment for employees       and/or "nonelective" employer
    of tax-exempt organizations and public      contributions.
    schools                                   o Rollovers from another TSA contract or
                                                arrangement.
                                              o Direct transfers from another contract or
                                                arrangement complying with Code Section
                                                403(b) by means of IRS Revenue Ruling 90-24.
---------------------------------------------------------------------------------------------
SEP                                           o Employer contributions.
  - simplified employee pension plans         o Employee contributions permitted.
  - employer contributions to a Regular IRA
    issued to and owned by employee
---------------------------------------------------------------------------------------------
SIMPLE IRA                                    o Employee salary reduction and employer
  - savings incentive match                     matching contributions.
    plan for employees
  - employer contributions to a Regular IRA
    issued to and owned by employee
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
Certificate Type                               Contribution Limitations
---------------------------------------------------------------------------------------------
Regular IRA                                   o No additional regular IRA contributions
                                                after age 70 1/2.
  - typically pre-tax contributions           o Rollover or direct transfer contributions
  - distributions are taxable                   after age 70 1/2 must be net of required
                                                minimum distributions.
---------------------------------------------------------------------------------------------
Roth IRA                                      o Conversion rollovers after age 70 1/2 must
  - after tax contributions                     be net of required minimum distributions
  - distributions are tax-free                  for the Regular IRA you are rolling over.
    when conditions met                       o You cannot make a conversion rollover
                                                from a Regular IRA if your adjusted gross
                                                income is $100,000 or more.
---------------------------------------------------------------------------------------------
TSA                                           o Maximum amount of contributions subject
  - favorable tax treatment for employees       to tax law formula which varies; maximum
    of tax-exempt organizations and public      salary reduction contribution is $10,000 for
    schools                                     1999.
                                              o Rollover or direct transfer contributions
                                                after age 70 1/2 must be net of required
                                                minimum distributions.


---------------------------------------------------------------------------------------------
SEP                                           o Annual employer contributions up to the
  - simplified employee pension plans           lesser of $24,000 or 15% of employee
  - employer contributions to a Regular IRA     compensation.
    issued to and owned by employee           o Employee contributions subject to Regular
                                                IRA limits.
---------------------------------------------------------------------------------------------
SIMPLE IRA                                    o Salary reduction contributions up to
  - savings incentive match                     $6,000; employer matching contributions
    plan for employees                          up to 3% of employee compensation.
  - employer contributions to a Regular IRA
    issued to and owned by employee
---------------------------------------------------------------------------------------------

--------
10
--------------------------------------------------------------------------------

See "Tax Information" for a more detailed discussion of certain contribution and other limitations.


OWNER AND ANNUITANT REQUIREMENTS

The annuitant and the owner must be the same person.


HOW DO I MAKE MY CONTRIBUTIONS?


Contributions must be in the form of a check drawn on a U.S. bank clearing through the Federal Reserve System, in U.S. dollars, and made payable to Equitable Life. We do not accept third party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to collection. We reserve the right to reject a payment if it is received in an unacceptable form.


We do not monitor whether contributions exceed limitations in the Internal Revenue Code. However, we reserve the right to refuse contributions that we believe to exceed those limitations.

You make contributions under a Regular IRA or Roth IRA Certificate by sending your payment directly to us. For TSA, SEP or SIMPLE IRA Certificates, your employer sends contributions to us on your behalf. Payroll deduction amounts will be automatically transferred to us for allocation to the investment options as you direct.

We invest your contributions on the date we receive them, provided they are accompanied by a properly completed instructions form. If the date of receipt is not a Business Day, we invest your contributions on the next Business Day.

Initial contributions must be accompanied by an application and any other form we require to process the payments. We may retain your initial contribution for five Business Days while we attempt to obtain any information that is missing or unclear. If we cannot obtain the information we require within the five Business Days, our Processing Office will inform you or your employer of the circumstances and return the contribution unless you or your employer specifically consent to our retaining your contribution until we receive the required information.


OUR "BUSINESS DAY" GENERALLY IS ANY DAY ON WHICH EQUITABLE LIFE IS OPEN AND THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING. WE MAY, HOWEVER, CLOSE DUE TO EMERGENCY CONDITIONS.


DISCONTINUANCE AND RESUMPTION OF CONTRIBUTIONS

If contributions are discontinued your participation under a Certificate will remain in effect and contributions may be resumed at any time. However, under SEP and SIMPLE Certificates, contributions may not be resumed. We reserve the right to close a participant's account and terminate the Certificate if no contributions are made within 120 days of the issue date of a Certificate.

We also reserve the right to close a participant's account and pay any account balance if contributions are discontinued for at least three years from the date of the last contribution, and either (1) the account balance does not exceed $2,000 or (2) the annuity which the existing account balance would purchase at the participant's retirement date would be less than $20 per month based on the current annuity rates in effect under the Certificate.

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11
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WHAT ARE MY INVESTMENT OPTIONS WITHIN THE CERTIFICATE

We allocate your contributions among the investment options available under the Certificates according to your instructions. Your investment options are the Funds and the GRAs.


VARIABLE INVESTMENT FUNDS


Your investment results in any one of the 14 Funds will depend on the investment performance of the underlying portfolios. Listed below are the currently available portfolios, their investment objectives, and their advisers. YOU CAN CHOOSE AMONG 14 FUNDS THAT INVEST IN CORRESPONDING PORTFOLIOS.


PORTFOLIOS OF EQ ADVISORS TRUST


-----------------------------------------------------------------------------------------------
             PORTFOLIO NAME                                 OBJECTIVE
-----------------------------------------------------------------------------------------------
Alliance Money Market               High level of current income while preserving assets and
                                    maintaining liquidity
-----------------------------------------------------------------------------------------------
Alliance Intermediate Government    High current income consistent with relative stability of
  Securities                        principal
-----------------------------------------------------------------------------------------------
Alliance High Yield                 High return by maximizing current income and, to the
                                    extent consistent with that objective, capital
                                    appreciation
-----------------------------------------------------------------------------------------------
Alliance Balanced                   High return through a combination of current income
                                    and capital appreciation
-----------------------------------------------------------------------------------------------
Alliance Growth & Income            Long-term growth through a combination of current
                                    income and capital appreciation
-----------------------------------------------------------------------------------------------
Alliance Common Stock               Long-term growth of capital and increasing income
-----------------------------------------------------------------------------------------------
Alliance Aggressive Stock           Long-term growth of capital
-----------------------------------------------------------------------------------------------
Alliance Global                     Long-term growth of capital
-----------------------------------------------------------------------------------------------
Alliance Conservative Investors     High total return without, in the adviser's opinion,
                                    undue risk to principal
-----------------------------------------------------------------------------------------------
Alliance Growth Investors           High total return consistent with the adviser's
                                    determination of reasonable risk
-----------------------------------------------------------------------------------------------
MFS Emerging Growth Companies       Long-term growth of capital
-----------------------------------------------------------------------------------------------
BT Equity 500 Index                 Replicate as closely as possible (before the deduction of
                                    portfolio expenses) the total return of the S&P 500
-----------------------------------------------------------------------------------------------
Lazard Small Cap Value              Capital appreciation
-----------------------------------------------------------------------------------------------
T. Rowe Price International Stock   Long-term growth of capital
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------
          PORTFOLIO NAME                            ADVISER
-----------------------------------------------------------------------------
Alliance Money Market               Alliance Capital Management L.P.
-----------------------------------------------------------------------------
Alliance Intermediate Government    Alliance Capital Management L.P.
  Securities
-----------------------------------------------------------------------------
Alliance High Yield                 Alliance Capital Management L.P.
-----------------------------------------------------------------------------
Alliance Balanced                   Alliance Capital Management L.P.
-----------------------------------------------------------------------------
Alliance Growth & Income            Alliance Capital Management L.P.
-----------------------------------------------------------------------------
Alliance Common Stock               Alliance Capital Management L.P.
-----------------------------------------------------------------------------
Alliance Aggressive Stock           Alliance Capital Management L.P.
-----------------------------------------------------------------------------
Alliance Global                     Alliance Capital Management L.P.
-----------------------------------------------------------------------------
Alliance Conservative Investors     Alliance Capital Management L.P.
-----------------------------------------------------------------------------
Alliance Growth Investors           Alliance Capital Management L.P.
-----------------------------------------------------------------------------
MFS Emerging Growth Companies       Massachusetts Financial Services Company
-----------------------------------------------------------------------------
BT Equity 500 Index                 Bankers Trust Company
-----------------------------------------------------------------------------
Lazard Small Cap Value              Lazard Asset Management
-----------------------------------------------------------------------------
T. Rowe Price International Stock   Rowe Price-Fleming International, Inc.
-----------------------------------------------------------------------------




Other important information about the portfolios is included in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus. We may add or delete portfolios under the Funds.


GUARANTEED RATE ACCOUNTS

You can allocate contributions to the GRAs that provide principal and interest guarantees. These amounts become part of our general account assets. We discuss our general account under "More Information."

Currently, we offer GRAs with guarantee periods of one and three years. We may offer additional or different guarantee periods in the future.

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12
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New one-year and three-year guarantee periods are offered each calendar quarter. We announce a fixed interest rate for each guarantee period at least 10 days before the beginning of the quarter. Interest rates are set according to our procedures at the time. Thus, different interest rates may apply to different amounts in the GRAs. All interest rates are effective interest rates, reflecting daily compounding and the deduction of the participant service charge. The guaranteed annual rate of interest will never be less than 3%.

At the end of a guarantee period (the maturity date), unless you instruct us otherwise, we will automatically contribute the accumulated amount to a new guarantee period of similar duration. If we are offering no guarantee period of a similar duration, we will transfer the amount to the maturity period of the shortest duration we then offer.

You may allocate amounts in maturing guarantee periods to one or more other [investment options] by using the AIM System. We must receive instructions before the maturity date. We will apply those instructions to all maturing guarantee periods until we receive other instructions.

The amount of your contributions to the GRAs is guaranteed by us (before deduction of any participant service charge). However, withdrawals and transfers out of a guarantee period before a maturity date, may be subject to a withdrawal charge. See "Charges and Expenses." For futher information regarding the GRAs, please see "The Guaranteed Rate Accounts" in the SAI.


ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more, or all, of the Funds or GRAs. Allocations must be in whole percentages, which you may change at any time in writing or by telephone using our AIM System. Changes are effective on the date we receive all necessary information. Allocation changes have no effect on amounts already invested.


OUR ACCOUNT INVESTMENT MANAGEMENT SYSTEM (AIM SYSTEM)

Participants may use our automated AIM System to transfer between investment options, obtain account information, change the allocation of future contributions and maturing GRAs and hear investment performance information. To use the AIM System, you must have a touch-tone telephone. We assign a personal security code ("PSC") number to you after we receive your completed enrollment form.

We have established procedures to reasonably confirm the genuineness of instructions communicated to us by telephone when using the AIM System. The procedures require personal identification information, including your PSC number, prior to acting on telephone instructions, and providing written confirmation of the transfers. Thus, we will not be liable for following telephone instructions we reasonably believe to be genuine.

A transfer request will be effective on the Business Day we receive the request. We will confirm all transfers in writing.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your Certificate, you may return it to us for a refund. To exercise this cancellation right, you must mail the Certificate directly to our Processing Office within 10 days after you receive it. In some states, this "free look" period may be longer.

Your refund will equal your contributions under the Certificate or, if greater, with respect to contributions allocated to the Funds, your account value, computed on the date we receive your Certificate.

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13
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We follow these same procedures if you change your mind before you receive your
Certificate, but after you make a contribution. Please see "Tax Information" for possible consequences of canceling your Certificate.

If you fully convert an existing Regular IRA Certificate to a Roth IRA Certificate, you may cancel your Roth IRA Certificate and return to a Regular IRA Certificate by following the instructions in the request for full conversion form available from our Processing Office.

2
Determining your Certificate's value

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14
--------------------------------------------------------------------------------


We credit the full amount of your contributions under your Certificate. At any time, the value of your Certificate is the "account balance" in the Funds and the GRAs to which you have allocated contributions. These amounts are subject to certain fees and charges that are reflected in your account balance, as applicable. See "Charges and Expenses."

We refer to the amount of the account balance attributable to the GRAs as their "cash value." The cash value of a GRA guarantee period reflects a withdrawal charge, as described below.


YOUR ACCOUNT BALANCE IN THE FUNDS


Your contributions to one or more of the Funds are, in turn, invested in shares of a corresponding portfolio. The value of your interest in each Fund is measured by "units" that are purchased with your contributions. Your units will increase or decrease in value as though you had invested in the corresponding portfolio's shares directly. Your account balance, however, will decrease by the amount of the fees and charges that we deduct under the Certificate. Your account balance will also decrease by the dollar amount of any withdrawals that you make.


We determine the number of units of a Fund you purchase by dividing the amount of your contribution by the Fund's unit value for the Business Day on which we receive your contribution. On any day, the value of your interest in a Fund equals the number of units credited to your Certificate under that Fund, multiplied by the value for one unit. The number of your units in any Fund does not change unless you make additional contributions, make a withdrawal, or transfer amounts between investment options.


YOUR ACCOUNT BALANCE IN THE GRAS

Your account balance in the GRAs, represented by their cash value, is equal to your contributions and transfers to those options, plus accrued interest, less withdrawals and transfers out of the GRAs and charge deductions. The cash value of your GRAs will be less any withdrawal charge that applies on withdrawals, including transfers, from any of your GRA guarantee periods prior to maturity. Thus, if you withdrew an amount from a GRA period, before the maturity date, we would pay you the cash value. Please see "The Guaranteed Rate Accounts" in the SAI for more information.

3
Transferring your money among Investment Options

---------
15
--------------------------------------------------------------------------------



At any time before the date annuity benefit payments begin, you can transfer some or all of your account balance among the investment options. Withdrawals or transfers from the GRAs before a maturity date are restricted and may be subject to a withdrawal charge. See "Charges and Expenses."

You may request a transfer by telephone using our AIM System. Transfer requests should specify:

o your Social Security number,

o the amounts or percentages to be transferred, and

o the investment options to and from which the amounts are to be transferred.

We will make transfers involving the Funds as of the Business Day we receive your transfer request and all necessary information.

Transfers are permitted to and from the guarantee periods of the GRAs, but transfers may not be made from one guarantee period to another, nor during the "open period" in calendar quarters when new guarantee periods are offered for GRAs. In the case of trustee-to-trustee transfers during the open period, we will impose a withdrawal charge. Transfers from a GRA guarantee period, like withdrawals, may be subject to a withdrawal charge.

4
Accessing your money

---------
16
--------------------------------------------------------------------------------



WITHDRAWING YOUR ACCOUNT BALANCE

You can withdraw your account balance at any time before annuity benefits begin. Withdrawals from the GRAs will be withdrawals of cash value, giving effect to any withdrawal charge. No withdrawal charge applies to withdrawals from any of the Funds.

Partial withdrawals under a periodic distribution option are subject to certain restrictions that we describe below under "Choosing Your Retirement Payout Options." Distributions under TSA Certificates may also be subject to certain restrictions. For the tax consequences and restrictions relating to withdrawals see "Tax Information" below and in the SAI.

We will consider withdrawal requests that result in a total remaining account balance of less than $100 as a request to surrender your Certificate, unless you tell us otherwise.

Your request for a withdrawal should be in writing on our specified form. For a partial withdrawal, you must specify the investment options from which you want to take the withdrawal. Otherwise, we will withdraw from each investment option on a pro rata basis. If you request a full surrender, you must also send us your Certificate with the request. When we receive the information we require, the withdrawal or full surrender will become effective. If we receive only partial information, our Processing Office will contact you for complete instructions before processing your request.


SURRENDERING YOUR CERTIFICATE TO RECEIVE YOUR ACCOUNT BALANCE

You may surrender your Certificate to receive your account balance at any time before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request on our prescribed form at our Processing Office. We will determine your account balance on the date we receive the required information. All benefits under the Certificate will terminate as of that date.

You may receive your account balance in a single sum payment or apply all or part of it to one or both of the annuity payout options described under "Choosing Your Annuity Payout Options" below. For the tax consequences of surrenders, see "Tax Information" below and in the SAI.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments upon a withdrawal or surrender within seven calendar days after the date we receive all necessary information and documents we require in the circumstances. We may postpone such payments or application of proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a Fund's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect persons remaining in the Funds.


CHOOSING YOUR RETIREMENT PAYOUT OPTIONS

When you are ready to receive retirement benefits you have a choice of several options:

o Single sum benefit payment.

o Periodic distribution option.

o Fixed full cash refund annuity.

o Other forms of annuities we may offer.

If you choose a single sum benefit payment, your account value in the Funds and cash value in the GRAs will be applied to provide the benefit. The cash value may reflect a withdrawal charge.

The same amounts will be applied to provide a periodic distribution option or the fixed full cash refund annuity under the Certificate, or any other optional fixed annuity we may offer. However, if you elect a periodic distribution or annuity, no withdrawal charge will be imposed on amounts derived from the GRAs.

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17
--------------------------------------------------------------------------------


ANNUITY PAYOUT OPTIONS

You can choose from among the following annuity payout options:

FULL CASH REFUND ANNUITY. This is the "normal form of annuity benefit." It provides a fixed annuity for the lifetime of the annuitant. The participant's beneficiary will receive a cash refund if, at the participant's death, the total annuity payments do not equal the amount that we applied to provide the annuity. This refund equals the difference between the amount applied to purchase the annuity and the annuity payments actually received.

Once fixed payments begin, the amount of each payment does not change. We determine the minimum amount from tables in the Certificate that show monthly payments for each $1,000 applied (after deduction of any applicable tax charges and the annuitization fee). If our group annuity rates for payment of proceeds or our rate for single premium immediate annuities then in effect produces a larger payment, we pay the larger benefit. We may change the amount of monthly payments shown in Certificates for new participants.

PERIODIC DISTRIBUTION OPTION. An annuity option that pays out your entire account balance in monthly, quarterly, semi-annual or annual installment payments over a period of at least three years, as you or your beneficiary choose. The payout period may not generally exceed applicable life expectancy limitations, as described in "Tax Information" in the SAI.

To calculate the amount of each payment, you specify a dollar amount or a time period. If a time period, we determine the amount of a payment by dividing the remaining account balances by the number of remaining payments. We make withdrawals pro-rata from each investment option. Currently, we distribute periodic payments from the GRAs without withdrawal charges. We retain the right to suspend these distributions from the GRAs in the future.

We require an initial monthly payment of at least $50 under the periodic distribution option. After payments begin, you may continue to transfer amounts among the investment options, according to our rules. By written notice, you may make a partial withdrawal or elect to stop the periodic distribution payments and receive your remaining account balance in a single sum.

OTHER ANNUITIES OR OPTIONAL RETIREMENT BENEFITS. You may elect forms of fixed annuities, other than the normal form of annuity benefit, we offer, including joint and survivor annuities. Payments under life or joint life annuities that do not specify a minimum distribution period terminate with the death of the last surviving annuitant.

You may specify a minimum distribution period under which benefits continue to a beneficiary. You may not specify a minimum distribution period that is greater than your life expectancy or the life expectancy of the beneficiary. If the beneficiary is someone other than your spouse, payments to the surviving beneficiary are limited as the Proposed Treasury Regulations provide.

Once a life annuity takes effect, the annuitant may not redeem or change it to any other form of benefit. If payment under an annuity continues to a beneficiary, the beneficiary will have the right to redeem the annuity for its commuted value. An annuity payout is available only if the amount applied to pay the annuity is $2,000 or more and results in an initial payment of at least $20.

If you are participating under a TSA program and have not chosen a retirement benefit the normal form of annuity will be provided unless the TSA provides otherwise. Under certain TSAs you may be required to elect a joint and survivor annuity payout unless your spouse consents in writing to a different election.

You can choose the date annuity payments are to begin. This is your "retirement date." If you do not advise us of your retirement date, we will assume that it is the date you attain age 65. You can change your retirement date in writing, but the date must be the first day of a calendar month. Also, that date may not be later than the date applicable for the type of qualified plan in which you use the Certificate.

----------
18
--------------------------------------------------------------------------------

If you have not already selected a form of annuity payout, we will send you a form on which you may do so or confirm that the normal form of annuity is to be provided. We will send the form six months before your retirement date. Your account balance will remain invested until we receive your instructions. Once you have selected a payout option and payments have begun, you may make no further change.

The amount of the annuity payments will depend on:

o the amount applied to purchase the annuity,

o the type of payout option you choose, and,

o in the case of a life annuity, your age (or your and your joint annuitant's ages) and in certain instances, gender.

5
Charges and expenses

----------------
19
--------------------------------------------------------------------------------



CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the charges described below during the accumulation period, or if you elect either the fixed annuity option or the periodic distribution option. We will not increase these charges for the life of your Certificate, except as noted.


PARTICIPANT SERVICE CHARGE

On the last day of each calendar quarter, we charge your account balance to reimburse us for certain administration expenses under the Certificates, such as salaries and other overhead costs, travel, legal, actuarial and accounting costs. The charge is up to $15 per year for SEP and SIMPLE IRA Certificates, and up to $30 per year for Regular IRA, Roth IRA, and TSA Certificates. We deduct these charges from the amounts held in the investment options in accordance with our administrative procedures then in effect.

The participant service charge applicable to a Certificate depends on several factors. It will vary depending on:

o whether contributions are made by payroll deduction or direct contribution,

o the number of participants contributing through the same payroll deduction facility or group, and the total contributions that we receive from an affiliated group, and the nature of the group purchasing the Certificates, and the extent to which an employer provides services that we would otherwise provide, and other circumstances that may have an impact on administrative expenses.

We reserve the right to change the participant service charge on advance written notice, or to impose the charge on a less or more frequent basis. In no case, will the charge exceed $30 per year.


ADMINISTRATION CHARGE

We impose a daily charge at the annual rate of 0.25% of the net assets of each Fund. The charge is to reimburse us for administration expenses not covered by the participant service charge. We reflect this charge in the computation of unit values for each Fund.


OTHER EXPENSES

We also charge certain additional costs and expenses directly to the Funds. These include, among other things, certain expenses we incur in the operation of the Funds, taxes, interest, SEC charges, and certain related expenses including printing of registration statements and amendments, outside auditing and legal expenses and recordkeeping.

We reflect these expenses in the unit values for each Fund.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge for applicable taxes such as state premium taxes that your state may impose. If an annuity option is elected, we may deduct the charge from the amount applied to provide the annuity or from contributions. If the periodic distribution is elected we will deduct the charge from each payment when made. No charge is applied if you elect a single sum payment. The current tax charge varies by state and ranges from 0% to 2%.


EXPENSES THAT THE TRUST INCURS

The EQ Advisors Trust incurs the following types of fees and expenses:

o   Management fees ranging from 0.25% to 0.80%.


o   12b-1 fees of 0.25% applicable to Class IB shares of EQ Advisors Trust.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

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20
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These expenses are reflected in the daily share price of each portfolio. For more information about the calculation of these expenses, including applicable expense limitations, please refer to the prospectuses of the Trusts.



CERTAIN EXPENSE LIMITATIONS

We will reimburse the Funds named below for certain expenses they incur in any calendar year, as follows:


ALLIANCE MONEY MARKET, ALLIANCE COMMON STOCK, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES AND ALLIANCE BALANCED FUNDS

The types of expenses included are:


o Management fees and certain other expenses attributable to assets of the Funds invested in the corresponding portfolio of EQ Advisors Trust.


o Administration expenses that the Funds bear directly.


The expenses subject to reimbursement do not include the following portfolio expenses: interest, taxes, brokerage, and extraordinary expenses permitted by appropriate state regulatory authorities.


The annual expense limitations, above which we will reimburse the Funds, are:

o 1% of the Alliance Money Market Fund's average daily net assets.

o 1.5% of the Alliance Common Stock, Alliance Intermediate Government Securities, and Alliance Balanced Funds' respective average daily net assets.

We cannot change these expense limitations without the participant's consent.


ALLIANCE HIGH YIELD, ALLIANCE AGGRESSIVE STOCK AND ALLIANCE GLOBAL FUNDS

We reimburse these Funds for their aggregate expenses in excess of 1.5% of the value of their respective average daily net assets. We may change this voluntary expense limitation at our discretion.


ALLIANCE MONEY MARKET AND ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUNDS


If the amount of the respective management fees charged to the related portfolios exceeds 0.35% of their average daily net asset value, we will reimburse the corresponding Funds for such excess. This expense limitation is a contractual right for participants who enrolled before May 1, 1987, and cannot be changed without the consent of those participants. We have voluntarily agreed to put in place this expense limitation for participants who enrolled after May 1, 1987, and we reserve the right to discontinue this voluntary limitation at any time.



LIFE ANNUITY ADMINISTRATIVE CHARGE

If you elect the fixed annuity option under the Certificate, at retirement we will deduct up to $350 from the amount applied to purchase the annuity. This amount is designed to reimburse us for administrative expenses we incur in processing the application for the annuity and issuing each monthly payment. The specific amount of the charge will depend on your date of enrollment. We may give you a better annuity purchase rate than those currently guaranteed in the Certificates. In that case, the annuity administrative charge may be greater than $350, unless we otherwise provide in your Certificate.


SEP AND SIMPLE ENROLLMENT FEE

We charge a non-refundable fee of $25 upon the enrollment of each Participant in a SEP or SIMPLE IRA. We collect the fee from the employer, or we deduct it from the first contribution.

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21
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GUARANTEED RATE ACCOUNTS WITHDRAWAL CHARGE

We impose a charge on withdrawals or transfers before the maturity of a GRA guarantee period. The charge is 7% of the amount withdrawn or transferred from the guarantee period, or, if less, the accumulated interest. The charge, however, does not apply:

o at maturity of the GRA guarantee period;

o to withdrawals due to death or disability;

o when the periodic distribution installment option is elected; or

o when an annuity retirement option is elected.

However, the withdrawal charge applies to any other pre-maturity withdrawals at retirement.

6
Payment of death and disability benefit

--------------
22
--------------------------------------------------------------------------------



YOUR BENEFICIARY AND PAYMENT OF DEATH BENEFIT


You designate your beneficiary when you apply for your Certificate. You may change your designation by writing to our Processing Office. The change will be effective on the date we receive the change at our processing office. We are not responsible for any beneficiary change that we do not receive. You may be limited as to the beneficiary you can designate in TSA Certificate.


The death benefit is equal to your account balance. We determine the amount of the death benefit as of the date we receive satisfactory proof of death and any required instructions as to the method of payment.


WHEN THE PARTICIPANT DIES BEFORE DISTRIBUTIONS BEGIN

If you die before distributions begin, we will pay the death benefit to your beneficiary.

If the designated beneficiary is your surviving spouse, the distribution of the account balance may begin at the earlier of (a) the date you would have attained age 70 1/2 or (b) the date the surviving spouse elects payment to commence. Depending on your election, we will pay the death benefit as a single sum, in periodic installments, as an annuity or as a combination of the three. If no death benefit election is in effect, the beneficiary may elect a single sum or an alternate form of benefit payment.


WHEN THE PARTICIPANT DIES AFTER THE RETIREMENT DATE

If you die after distributions begin, the amount and payment mode of the distributions may continue to the beneficiary on the same basis as before your death, subject to minimum distribution rules.


DISABILITY PAYMENT

In the case of disability (refer to your certificate for a definition of disability) before your retirement date, we will pay you the account balance. TSA plans may be subject to certain restrictions.

7
Tax information

-----------
23
--------------------------------------------------------------------------------


TAX CHANGES

Federal income tax rules include the United States laws in the Internal Revenue Code and Treasury Department Regulations, and Internal Revenue Service interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change.


TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)

If you are an employee of a public educational institution or a tax-exempt organization described in Code Section 501(c)(3), your employer may purchase a TSA for you. Contributions to the TSA, whether they are made by your salary reduction or non-elective employer contributions, are not taxable to you, subject to annual limitations. Annuity payments, withdrawals or surrenders of the TSA are generally taxable to you. Premature withdrawals may be subject to an additional 10% penalty on the taxable amount. In addition, amounts attributable to salary reduction contributions cannot be distributed before your age 59 1/2, death, disability, separation from service or hardship. In the event of hardship, only the salary reduction contributions can be distributed.


INDIVIDUAL RETIREMENT ANNUITIES (REGULAR AND ROTH IRAS)

You may make compensation-based contributions, subject to annual limitations, to individual retirement arrangements. For both Regular and Roth IRAs, you must have compensation at least equal to the amount of the contribution. Generally, $2,000 is the maximum amount of annual contributions you may make to all of your Regular and Roth IRAs. You may deduct all or a part of your contribution to a Regular IRA depending on your income for the year.

You may make contributions to a Regular IRA until the year you reach age
70 1/2. You may make contributions to a Roth IRA even after age 70 1/2, if you have compensation and your income is within specified federal income tax limits. These limits do not apply to rollover or custodian-to-custodian contributions into either kind of IRA. You and your nonworking spouse can together contribute, annually, an aggregate maximum of $4,000 to Regular and Roth IRAs for you and your spouse (but no more than $2,000 to any one IRA certificate).

Income credited to Regular IRAs is generally not taxable until you get a distribution from the Certificate. Distributions from Regular IRAs are generally fully taxable as ordinary income. Roth IRA distributions are not taxable until all contributions to all of your Roth IRAs are recovered. After recovery of contributions, distributions are taxable. Beginning in 2003, in certain circumstances, Roth IRA distributions may be eligible to be fully non taxable. The taxable portion of certain early withdrawals from Regular and Roth IRAs may be subject to an additional 10% Federal income tax penalty.


IRAS UNDER SIMPLIFIED EMPLOYEE PENSION PLANS (SEPS AND SIMPLES)

An employer can establish a SEP for its employees and can make contributions to a SEP for each eligible employee. A Regular IRA funding a SEP is like other IRAs. If you are an eligible employee, you own the SEP. Most of the rules applicable to Regular IRAs also apply. One major difference is the amount of permissible contributions. Under contribution limits effective in 1999, an employer can annually contribute an amount for an employee up to the lesser of $24,000 or 15% of the employee's compensation. The employer makes this determination without taking into account its contribution to the employee's SEP. This limit may be subject to cost of living changes in future years.

An eligible employer may establish a "SIMPLE" plan to contribute to special individual retirement accounts or individual retirement annuities for its employees (SIMPLE IRAs). A SIMPLE IRA is a form of IRA, which the employee owns. Generally, the rules applicable to Regular IRAs discussed above apply, with certain differences, as follows:

o the employee salary reduction contribution is limited (up to $6,000 in 1999)

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24
--------------------------------------------------------------------------------

o the employer must make contributions, generally a dollar-for-dollar, up to 3% of the employee's compensation or a 2% non-elective contribution to all eligible employees;

o employees who have not participated in the employer's SIMPLE IRA plan for at least two full years may be subject to an increased penalty tax on withdrawals or transfers of SIMPLE IRA funds.

Further discussion of tax aspects of TSA, Regular IRA, Roth IRA, SEP and SIMPLE IRA contributions, distributions and other matters is available in the SAI.

8
More information


--------------
25
--------------------------------------------------------------------------------


ABOUT EQUITABLE LIFE


We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a stock life insurance company that issues the Certificates. We are a New York corporation and have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. The majority shareholder of AXA Financial, Inc. is AXA, a French insurance holding company. As a majority shareholder, and under its other arrangements with Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. Equitable Life's related companies, however, have no legal responsibility to pay amounts that Equitable Life owes under the Certificates.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $390.8 billion in assets as of June 30, 1999. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



ABOUT SEPARATE ACCOUNT NO. 301

Each Fund is a subaccount of our Separate Account No. 301. We established Separate Account No. 301 in 1981 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our Separate Account No. 301 for owners of our variable annuity contracts, including the Certificates. The results of Separate Account No. 301's operations are accounted for without regard to our other operations. We are the legal owner of all of the assets in Separate Account No. 301 and may withdraw any amounts that exceed our reserves and other liabilities with respect to the Funds under our contracts.

Separate Account No. 301 is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable or Separate Account No. 301.


Each subaccount (Fund) within Separate Account No. 301 invests solely in Class IA or Class IB shares, respectively, issued by the corresponding portfolio of The Hudson River Trust and EQ Advisors Trust.


We reserve the right, subject to compliance with laws that apply, to:

(1) to add Funds to, or to remove Funds from, Separate Account No. 301, or to add other separate accounts;

(2) combine any two or more Funds;

(3) transfer the assets we determine to be the shares of the class of contracts to which the Certificates belong from any Fund to another Fund;

(4) operate Separate Account No. 301 or any Fund as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 301 or a Fund directly);

(5) deregister Separate Account No. 301 under the Investment Company Act of
    1940;

(6) restrict or eliminate any voting rights as to Separate Account No. 301; and

(7) cause one or more Funds to invest some or all of their assets in one or more other trusts or investment companies.



ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to a different portfolio of the Trust.

Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services

----------
26
--------------------------------------------------------------------------------


of those advisers. (Prior to September, 1999 EQ Financial Consultants, Inc. served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. Prior to October 18, 1999 the Alliance portfolios were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust and any predecessors that it may have had.

EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on a Trust's shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, its investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan relating to its Class IB shares and other aspects of its operations, appears in its prospectus attached at the end of this prospectus, or in the SAI, which is available upon request.



ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed rate options, and our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933. The general account is not an investment company under the Investment Company Act of 1940.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


DATES AND PRICES AT WHICH CERTIFICATE EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your Certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our Business Day is generally any day that the New York Stock Exchange is open for trading. Our Business Day ends at 4:00 p.m., Eastern Time for purposes of determining the date when we apply contributions and process any other transaction requests. We will apply contributions and process any other transaction requests when we receive them along with all the required information.

If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-Business Day or after 4:00 on a Business Day, we will use the next Business Day.

CONTRIBUTIONS AND TRANSFERS

o We invest contributions allocated to the Funds at the value next determined after the close of the Business Day.

o Contributions allocated to a GRA will receive the interest rate for that GRA in effect for that Business Day.

o We will make transfers to or from Funds at the value next determined after the close of the Business Day.

o Transfers to a GRA will be based on the interest rate for that GRA in effect for the Business Day of the transfer.


ABOUT YOUR VOTING RIGHTS


As the owner of the shares of EQ Advisors Trust, we have the right to vote on certain matters involving the portfolios, such as:


o The election of Trustees.

o The ratification of independent auditors selected for each Trust.

----------
27
--------------------------------------------------------------------------------


o Any other matters described in the prospectus for the Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give Certificate owners the opportunity to instruct us how to vote the number of shares attributable to their Certificates if a shareholder vote is taken. If we do not receive instructions in time from all Certificate owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that Certificate owners vote.



VOTING RIGHTS OF OTHERS


Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of EQ Advisors Trust are held by other separate accounts of ours and by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the Certicate owners, we currently do not foresee any disadvantages because of this. EQ Advisors Trust Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our Certificate owners, we will see to it that appropriate action is taken.



SEPARATE ACCOUNT NO. 301 VOTING RIGHTS

If actions relating to Separate Account No. 301 require Certificate owner approval, Certificate owners will be entitled to one vote for each unit they have in the Funds. We will cast votes attributable to any amounts we have in the Funds in the same proportion as votes cast by Certificate owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT THE GROUP ANNUITY CONTRACTS

The Certificates are issued under group annuity contracts between us and Chase Manhattan Bank, N.A. ("Chase"), whose sole purpose is to serve as a party to the group annuity contracts. Chase has no responsibility for the administration of any of the retirement programs described in this prospectus, for payments to the investment options or to Participants, or for any other duties other than to serve as the group annuity contractholder.


IRS DISQUALIFICATION

If a retirement program funded by the Certificates is found not to qualify under the Internal Revenue Code, we may terminate the Certificate and pay the participant, plan trustees or other designated person, the account balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.


ABOUT OUR YEAR 2000 PROGRESS


Equitable Life relies upon various computer systems in order to administer your certificate and operate the investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on, or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. Equitable Life has completed the work of modifying or replacing non-compliant systems and has confirmed, through testing, that its system are year 2000 compliant. Equitable Life has

----------
28
--------------------------------------------------------------------------------


contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the investment options. All third-party vendors and service providers considered critical to Equitable Life's business, and substantially all vendors and service providers considered non-critical, have provided us confirmation of their year 2000 compliance or a satisfactory plan for compliance. If confirmation is not received from any of the remaining non-critical vendors or service providers, the vendor or service provider will be replaced, eliminated or the subject of contingency plans. Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the system of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your contract and operate the investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271)(1998).



ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 301, our ability to meet our obligations under the Certificates, or the distribution of the Certificates.


ABOUT OUR INDEPENDENT ACCOUNTANTS

The financial statements of Separate Account No. 301 as of December 31, 1998 and for each of the two years in the period ended December 31, 1998, and the financial statements of Equitable Life as of December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998 have been so included in the Statement of Additional Information (SAI), and incorporated by reference in the Prospectus, in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, given upon their authority as experts in accounting and auditing.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING


You cannot assign or transfer ownership of a Regular IRA, Roth IRA, TSA, SEP, or SIMPLE Certificate except by surrender to us. Loans are not available and you cannot assign Regular IRA, Roth IRA, TSA, SEP, and SIMPLE Certificates as security for a loan or other obligation.

You may direct the transfer of account balances under your Regular IRA, Roth IRA, TSA, SEP, or SIMPLE Certificate to another similar arrangement. We can impose a withdrawal charge if one applies.


UNDERWRITER


AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants Inc. and an affiliate of Equitable Life, performs all sales functions for the Certificates and may be deemed to be the principal underwriter of Separate Account No. 301. AXA Advisors is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors and Equitable Life are both indirect subsidiaries of AXA Financial, Inc. The offering of the Certificates is intended to be continuous. We have paid no underwriting commissions during any of the last three fiscal years with respect to units of interest under the Certificates.

---------
29
--------------------------------------------------------------------------------


REPORTS AND ADDITIONAL INFORMATION

Before payments start under your Certificate, we will send you, at least annually, a report showing as of a specified date: (1) the number of units you have credited to each Fund, (2) the unit values, (3) your account balance in each Fund and GRA and the total balance and (4) the cash values of your GRAs. Similar reports will be sent to you if you are receiving payments under the periodic distribution option. All transactions will be individually confirmed.



As required by the Investment Company Act of 1940, each participant will be sent, semi-annually, a report containing financial statements and a list of the securities held by each portfolio.


As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or
(2) by accessing the EDGAR Database at the SEC's web site at http://www.sec.gov.

9
Investment performance

----------
30
--------------------------------------------------------------------------------


We provide the following tables to show two different measurements of the investment performance of the Funds. We include these tables because they may be of general interest to you. THE RESULTS SHOWN REFLECT PAST PERFORMANCE. THEY DO NOT INDICATE HOW THE FUNDS MAY PERFORM IN THE FUTURE. THEY ALSO DO NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.


Tables 1 and 2 show the rates of return of the Funds on a year-by-year and an annualized basis. These tables take into account all asset-based charges under the Certificate, but do not reflect the participant service charge. The results shown are based on the actual historical investment experience of the portfolio in which the Fund invests.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust and any predecessors that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.


BENCHMARKS


Table 2 compares the performance of the Funds to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect any Certificate charges. Comparisons with these benchmarks, therefore, may be of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:


ALLIANCE MONEY MARKET:

Salomon Brothers Three-Month T-Bill Index.


ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES:

Lehman Intermediate Government Bond Index


ALLIANCE HIGH YIELD:

Merrill Lynch High Yield Master Index.


ALLIANCE BALANCED:

50% S&P 500 Index and 50% Lehman Government/Corporate Bond Index.


ALLIANCE GROWTH & INCOME:

75% Standard & Poor's 500 Stock Index/25% Value Line Convertible Index.


ALLIANCE COMMON STOCK:

Standard & Poor's 500 Index.


ALLIANCE AGGRESSIVE STOCK:

50% Russell 2000 Small Stock Index and 50% Standard & Poor's Mid-Cap Total Return Index.


ALLIANCE GLOBAL:

Morgan Stanley Capital International World Index.


ALLIANCE CONSERVATIVE INVESTORS:

70% Lehman Treasury Bond Composite Index and 30% Standard & Poor's 500 Index.

ALLIANCE GROWTH INVESTORS:

30% Lehman Government/Corporate Bond Index and 70% Standard & Poor's 500 Index.


MFS EMERGING GROWTH COMPANIES:

Russell 2000 Index.


BT EQUITY 500 INDEX:

Standard & Poor's 500 Index.


LAZARD SMALL CAP VALUE:

Russell 2000 Index.


T. ROWE PRICE INTERNATIONAL STOCK:

Morgan Stanley Capital Int'l (MSCI) EAFE Index.

--------
31
--------------------------------------------------------------------------------


TABLE 1

ANNUAL PERCENT CHANGES IN UNIT VALUE


-------------------------------------------------------------------------------------------------
                                                            PERIODS ENDED DECEMBER 31
                                                 ------------------------------------------------
                                                   1989      1990      1991      1992      1993
-------------------------------------------------------------------------------------------------
Alliance Money Market .........................     8.7%      7.7%      5.6%      3.0%      2.5%
-------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities(a)     15.1       5.9      13.7       4.9      10.0
-------------------------------------------------------------------------------------------------
Alliance High Yield ...........................     0.6     ( 4.8)     24.6      11.3      22.3
-------------------------------------------------------------------------------------------------
Alliance Balanced .............................    25.4     ( 0.4)     40.7      (3.3)     11.9
-------------------------------------------------------------------------------------------------
Alliance Common Stock .........................    23.9     (12.4)     43.7       2.7      24.4
-------------------------------------------------------------------------------------------------
Alliance Aggressive Stock .....................    43.3       7.0      75.6       3.8      16.0
-------------------------------------------------------------------------------------------------
Alliance Global ...............................    24.9       6.2      26.4      (1.3)     31.3
-------------------------------------------------------------------------------------------------
Alliance Growth & Income ......................       -         -         -         -         -
-------------------------------------------------------------------------------------------------
Alliance Growth Investors .....................                 -         -         -         -
-------------------------------------------------------------------------------------------------
Alliance Conservative Investors ...............       -         -         -         -         -
-------------------------------------------------------------------------------------------------
MFS Emerging Growth Cos. ......................       -         -         -         -         -
-------------------------------------------------------------------------------------------------
BT Equity 500 Index ...........................       -         -         -         -         -
-------------------------------------------------------------------------------------------------
Lazard Small Cap Value ........................       -         -         -         -         -
-------------------------------------------------------------------------------------------------
T. Rowe Price Int'l Stock .....................       -         -         -         -         -
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                  Periods Ended December 31
                                                 ------------------------------------------------------------
                                                      1994         1995      1996      1997         1998
-------------------------------------------------------------------------------------------------------------
Alliance Money Market .........................        3.8%         5.3%      4.9%      5.0%         4.9%
-------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities(a)        (4.3)        13.0       3.4       6.9          7.4
-------------------------------------------------------------------------------------------------------------
Alliance High Yield ...........................       (3.5)        19.2      22.0      17.8         (5.7)
-------------------------------------------------------------------------------------------------------------
Alliance Balanced .............................       (8.1)        19.2      11.2      14.5         17.6
-------------------------------------------------------------------------------------------------------------
Alliance Common Stock .........................       (2.6)        31.9      23.8      28.7         28.9
-------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock .....................       (4.1)        30.9      21.6      10.3         (0.2)
-------------------------------------------------------------------------------------------------------------
Alliance Global ...............................         4.9        18.2      14.0      11.0         21.2
-------------------------------------------------------------------------------------------------------------
Alliance Growth & Income ......................       (1.2)(b)     23.1      19.2      26.1         20.2
-------------------------------------------------------------------------------------------------------------
Alliance Growth Investors .....................       (3.1)(b)     24.9      11.6      15.8         18.3
-------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors ...............       (1.1)(b)     18.8       3.9      11.9         13.0
-------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Cos. ......................          -            -         -         -          9.4 (c)
-------------------------------------------------------------------------------------------------------------
BT Equity 500 Index ...........................          -            -         -         -          7.5 (c)
-------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value ........................          -            -         -         -         (8.8)(c)
-------------------------------------------------------------------------------------------------------------
T. Rowe Price Int'l Stock .....................          -            -         -         -         (0.3)(c)
-------------------------------------------------------------------------------------------------------------

(a)  Prior to September 6, 1991, the Bond Fund.

(b) From May 1, 1994, the date contributions were first allocated to these Funds.

(c) From July 1, 1998, the date contributions were first allocated to these Funds.


Rates of return are time weighted and include reinvestment of investment income. The annualized rate assumes an investment of the same amount invested at the beginning of each year with the percentage demonstrating the effective annual rate over the period shown.

PAST PERFORMANCE IS NOT A GUARANTEE OR INDICATION OF FUTURE PERFORMANCE. NO PROVISIONS HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS, OR ANY TAX PENALTIES, UPON DISTRIBUTION.

--------
32
--------------------------------------------------------------------------------

TABLE 2
ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998


--------------------------------------------------------------------------------------------------------------
                                                                                                      DATE OF
                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS    SINCE INCEPTION   INCEPTION
--------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET ..........     4.9%        4.9%        4.8%        5.1%            6.4%
  Salmon Bros. 3-Mo. T-Bill
  Index ........................     5.0         5.2         5.1         5.4             6.8          2/5/82
--------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOV'T
  SECURITIES (A) ...............     7.4         5.9         5.1         7.4             9.8
  Lehman Intermediate Gov't
  Bond Index ...................     8.5         6.7         6.5           -             7.6          2/5/82
--------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD ............    (5.7)       10.7         9.3         9.7             9.8
  Merrill Lynch Master High
  Yield ........................     3.7         9.1         9.0        11.0            10.7          6/2/87
--------------------------------------------------------------------------------------------------------------
ALLIANCE BALANCED ..............    17.6        14.4        10.4        12.0            13.4
  50% S&P 500 Index/50% Lehman
  Gov't .Corp. Bond Index ......    19.0        18.7        16.9        15.2            14.6          2/5/82
--------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK ..........    28.9        27.1        21.4        18.1            18.4
  Standard & Poor's 500 Index ..    28.6        28.2        24.1        19.2            16.0          6/1/87
--------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK ......    (0.2)       10.2        11.0        17.5            13.6
  50% S&P Midcap Total
  Return Index/50%
  Russell 2000 Small Stock
  Index ........................     8.3        17.8        15.6        16.5            14.8          6/2/87
--------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL ................    21.2        15.3        13.7        13.8            11.4
  Morgan Stanley Capital Int'l
  World Index ..................    24.3        17.8        15.7        10.7             9.5          6/2/87
--------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH & INCOME .......    20.2        21.8           -           -            18.5
  75% Standard & Poor's
  500 Stock Index/25% Value
  Line Convertible Index .......    20.1        24.0        21.1           -            20.5          5/1/94
--------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS ......    18.3        15.2           -           -            14.3
  30% Lehman Gov't/Corp.
  Bond Index/70% Standard &
  Poor's 500 Index .............    22.9        22.7        20.0           -            15.6          5/1/94
--------------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS.    13.0         9.5           -           -             9.8
  70% Lehman Treasury Bond
  Composite
  Index/30% Standard & Poor's
  500 Index ....................    15.6        14.4        13.4                        12.1          5/1/94
--------------------------------------------------------------------------------------------------------------

--------
33
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                                                         Date of
                                     1 Year       3 Years     5 Years     10 Years    Since Inception   Inception
-----------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies ..       9.4 (b)       -           -            -            9.4(c)
  Russell 2000 Index ...........      (2.6)          -           -            -             -            7/1/98
-----------------------------------------------------------------------------------------------------------------
BT Equity 500 Index ............       7.5 (b)       -           -            -            7.5(c)
  Standard & Poor's 500 Index ..      28.6                                                  -            7/1/98
-----------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value .........      (8.8)(b)       -           -            -           (8.8)(c)
  Russell 2000 Index ...........      (6.5)                                                 -            7/1/98
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price International
  Stock ........................      (0.3)(b)       -           -            -           (0.3)(c)       7/1/98
MSCI EAFE Index ................      20.0           -           -            -             -
-----------------------------------------------------------------------------------------------------------------

(a)  Prior to September 6, 1991, the "Bond Fund."

(b) From July 1, 1998, the date contributions were first allocated to these Funds.


Rates of return as are time weighted and include reinvestment of investment income. The annualized rate assumes an investment of the same amount invested at the beginning of each year with the percentage demonstrating the effective annual rate over the period shown.

PAST PERFORMANCE IS NOT A GUARANTEE OR INDICATION OF FUTURE PERFORMANCE. NO PROVISIONS HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS, OR ANY TAX PENALTIES, UPON DISTRIBUTION.

Appendix I: Condensed financial information

---------
A-1
--------------------------------------------------------------------------------


The following table shows the unit values and number of units outstanding, as of the applicable date each Fund was first available under the Certificates and the last business day of the periods shown.


-------------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                     -------------------------------------------------------
                                      1989        1990       1991       1992       1993
-------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET
 Unit Value ........................  $18.73      20.17      21.29      21.93      22.48
 Number of units outstanding (000's)  1,708       1,919      1,528      1,301      1,035
-------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOV'T
 SECURITIES
 Unit Value ........................  $27.19      28.79      32.73      34.34      37.77
 Number of units outstanding (000's)  223         242        177        184        188
-------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD
 Unit Value ........................  $11.67      11.11      13.84      15.40      18.84
 Number of units outstanding (000's)  18          16         27         53         78
-------------------------------------------------------------------------------------------
ALLIANCE BALANCED
 Unit Value ........................  $33.91      33.76      47.50      45.92      51.38
 Number of units outstanding (000's)  1,260       1,217      949        827        756
-------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK
 Unit Value ........................  $40.94      35.87      51.55      52.97      65.89
 Number of units outstanding (000's)  963         930        790        736        715
-------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK
 Unit Value ........................  $12.47      13.34      23.43      22.54      26.14
 Number of units outstanding (000's)  27          48         125        156        125
-------------------------------------------------------------------------------------------
ALLIANCE GLOBAL
 Unit Value ........................  $11.97      11.23      14.20      14.01      18.40
 Number of units outstanding (000's)  19          32         42         55         153
-------------------------------------------------------------------------------------------
ALLIANCE GROWTH & INCOME
 Unit Value ........................  -           -          -          -          -
 Number of units outstanding (000's)  -           -          -          -          -
-------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS
 Unit Value ........................  -           -          -          -          -
 Number of units outstanding (000's)  -           -          -          -          -
-------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS
 Unit Value ........................  -           -          -          -          -
 Number of units outstanding (000's)  -           -          -          -          -
-------------------------------------------------------------------------------------------
MFS EMERGING GROWTH
 Unit Value ........................  -           -          -          -          -
 Number of units outstanding (000's)  -           -          -          -          -
-------------------------------------------------------------------------------------------
BT EQUITY 500 INDEX
 Unit Value ........................  -           -          -          -          -
 Number of units outstanding (000's)  -           -          -          -          -
-------------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE
 Unit Value ........................  -           -          -          -          -
 Number of units outstanding (000's)  -           -          -          -          -
-------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
 Unit Value ........................  -           -          -          -          -
 Number of units outstanding (000's)  -           -          -          -          -
-------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                               FOR THE YEARS ENDING DECEMBER 31,
                                     ------------------------------------------------------  INCEPTION
                                       1994      1995       1996       1997       1998      DATE
------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                                                                         2/5/82
 Unit Value ........................   23.32     24.55      25.77      27.05      28.38
 Number of units outstanding (000's)   1,028     850        804        736        708
------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOV'T
 Securities                                                                                   2/5/82
 Unit Value ........................   36.13     40.82      42.20      45.11      48.43
 Number of units outstanding (000's)   166       153        130        116        133
------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                                                                           6/2/87
 Unit Value ........................   18.18     21.67      26.45      31.16      29.39
 Number of units outstanding (000's)   80        87         107        136        111
------------------------------------------------------------------------------------------------------
ALLIANCE BALANCED                                                                             2/5/82
 Unit Value ........................   47.03     56.07      62.36      71.42      84.01
 Number of units outstanding (000's)   681       617        559        523        492
------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                                                                         6/1/87
 Unit Value ........................   64.13     84.56      104.68     134.77     173.65
 Number of units outstanding (000's)   694       673        692        678        666
------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                                                                     6/2/87
 Unit Value ........................   24.95     32.67      39.73      43.83      43.73
 Number of units outstanding (000's)   141       190        187        201        199
------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                                                                               6/2/87
 Unit Value ........................   19.25     22.76      25.95      28.80      34.89
 Number of units outstanding (000's)   195       201        214        206        196
------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH & INCOME                                                                      5/1/94
 Unit Value ........................   $9.92     12.21      14.55      18.35      22.06
 Number of units outstanding (000's)   105       134        231        324        344
------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS                                                               5/1/94
 Unit Value ........................   $9.92     11.79      12.25      13.71      15.49
 Number of units outstanding (000's)   50        75         71         67         145
------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS                                                                     5/1/94
 Unit Value ........................   $9.79     12.23      13.64      15.80      18.69
 Number of units outstanding (000's)   37        93         105        126        133
------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH                                                                           7/1/98
 Unit Value ........................   -         -          -          -          $11.76
 Number of units outstanding (000's)   -         -          -          -          4
------------------------------------------------------------------------------------------------------
BT EQUITY 500 INDEX                                                                           7/1/98
 Unit Value ........................   -         -          -          -          $11.31
 Number of units outstanding (000's)   -         -          -          -          52
------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE                                                                        7/1/98
 Unit Value ........................   -         -          -          -          $8.94
 Number of units outstanding (000's)   -         -          -          -          7
------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK                                                             7/1/98
 Unit Value ........................   -         -          -          -          $10.05
 Number of units outstanding (000's)   -         -          -          -          4
------------------------------------------------------------------------------------------------------

Statement of Additional Information

---------------
S-1
--------------------------------------------------------------------------------


TABLE OF CONTENTS


                                                      Page
Tax Information ..................................   SAI-2
The Guaranteed Rate Accounts .....................   SAI-19
How We Determine Unit Values .....................   SAI-23
Alliance Money Market Yield Information ..........   SAI-23
Financial Statements .............................   SAI-24


PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION.

Equitable 300+ Series
Box 2468 G.P.O.
New York, New York 10116
ATTN: SAI Request for Separate Account
      No. 301


-----------------------------------------------------------------------------
Name


-----------------------------------------------------------------------------
Address


-----------------------------------------------------------------------------
City                  State                                           Zip

EQ Advisors Trust

PROSPECTUS DATED AUGUST 30, 1999

--------
1
--------------------------------------------------------------------------------



This Prospectus describes the fourteen (14) Portfolios offered by EQ Advisors Trust that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference. The Portfolios followed by an asterisk (*) below will not be available for investment until October 18, 1999.



            FIXED INCOME PORTFOLIOS               GLOBAL/INTERNATIONAL PORTFOLIOS
            -----------------------               -------------------------------

             Alliance High Yield*                         Alliance Global*
 Alliance Intermediate Government Securities*     T. Rowe Price International Stock
            Alliance Money Market*



          DOMESTIC EQUITY PORTFOLIOS                 AGGRESSIVE EQUITY PORTFOLIOS
          --------------------------                 ----------------------------

            Alliance Common Stock*                    Alliance Aggressive Stock*
          Alliance Growth and Income*                    Lazard Small Cap Value
             BT Equity 500 Index                     MFS Emerging Growth Companies



                           ASSET ALLOCATION PORTFOLIOS
                           ---------------------------

                               Alliance Balanced*
                        Alliance Conservative Investors*
                           Alliance Growth Investors*

-------------------------------------------------------------------------------

YOU SHOULD BE AWARE THAT THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE INVESTMENT MERIT OF THESE PORTFOLIOS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Version 300

Overview

------------
2
--------------------------------------------------------------------------------


EQ ADVISORS TRUST

This Prospectus tells you about the fourteen (14) current Portfolios of the EQ Advisors Trust ("Trust") and the Class IA shares or Class IB shares offered by the Trust on behalf of each Portfolio. The Trust is an open-end management investment company. Each Portfolio is a separate series of the Trust with its own investment objective, investment strategies and risks, which are described in this Prospectus. Each of the current Portfolios of the Trust, except for the Lazard Small Cap Value Portfolio, is diversified for purposes of the Investment Company Act of 1940, as amended ("1940 Act").

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contract" or collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and Equitable of Colorado, Inc. ("EOC"), as well as insurance companies that are not affiliated with Equitable or EOC ("non-affiliated insurance companies") and to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). The prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.

EQ Financial Consultants, Inc. ("EQFC") currently serves as the Manager of the Trust. In such capacity, EQFC currently has overall responsibility for the general management and administration of the Trust. The Board of Trustees of the Trust has approved a transfer to Equitable, the indirect corporate parent of EQFC, of the Trust's Investment Management Agreement with EQFC. This transfer is expected to be completed in September 1999. Upon completion of the transfer, Equitable will serve as the Manager of the Trust. However, until completion of the transfer, EQFC will continue to serve in that capacity.

Each of the Portfolios has its own investment adviser ("Adviser"). Information about the Adviser(s) for each Portfolio is contained in the description concerning that Portfolio in the section entitled "About the Investment Portfolios." The Manager has the ultimate responsibility to oversee each of the Advisers and to recommend their hiring, termination and replacement. Subject to approval by the Board of Trustees, the Manager has been granted relief by the Securities and Exchange Commission ("SEC") ("Multi-Manager Order") that enables the Manager without obtaining shareholder approval to: (i) select Advisers for each of the Trust's Portfolios; (ii) enter into and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers.

The Manager and certain non-affiliated insurance companies and certain of their separate accounts (collectively, "Applicants") have filed applications requesting that the SEC approve the substitution of: (i) Class IA shares of certain Portfolios for Class IA shares of corresponding portfolios of The Hudson River Trust ("HRT"); and (ii) Class IB shares of certain Portfolios for Class IB shares of corresponding HRT portfolios ("Substitution Application"). Alliance Capital Management, L.P. ("Alliance") serves as Adviser for each Portfolio to be substituted for the corresponding HRT portfolio. Applicants have included, as a term of each application, that with respect to those Portfolios for which Alliance serves as Adviser, the Manager will not: (i) terminate Alliance and select a new Adviser for those Portfolios or (ii) materially modify the existing investment advisory agreement without first either obtaining approval of shareholders for such actions or obtaining approval of shareholders to utilize the Multi-Manager Order.

Table of contents

----------
3
--------------------------------------------------------------------------------


----------------------------------------------------------
1
----------------------------------------------------------
SUMMARY INFORMATION CONCERNING EQ ADVISORS TRUST        4
----------------------------------------------------------
2
----------------------------------------------------------
ABOUT THE INVESTMENT PORTFOLIOS                        14
----------------------------------------------------------
FIXED INCOME PORTFOLIOS                                16
   Alliance High Yield Portfolio                       16
   Alliance Intermediate Government Securities
      Portfolio                                        19
   Alliance Money Market Portfolio                     23
DOMESTIC EQUITY PORTFOLIOS                             26
   Alliance Common Stock Portfolio                     26
   Alliance Growth and Income Portfolio                29
   BT Equity 500 Index Portfolio                       32
GLOBAL/INTERNATIONAL PORTFOLIOS                        34
   Alliance Global Portfolio                           34
   T. Rowe Price International Stock Portfolio         37
AGGRESSIVE EQUITY PORTFOLIOS                           40
   Alliance Aggressive Stock Portfolio                 40
   Lazard Small Cap Value Portfolio                    43
   MFS Emerging Growth Companies Portfolio             45
ASSET ALLOCATION PORTFOLIOS                            48
   Alliance Balanced Portfolio                         48
   Alliance Conservative Investors Portfolio           51
   Alliance Growth Investors Portfolio                 54
----------------------------------------------------------
3
----------------------------------------------------------
MORE INFORMATION ON PRINCIPAL RISKS                    57
----------------------------------------------------------
4
----------------------------------------------------------
MANAGEMENT OF THE TRUST                                63
----------------------------------------------------------
   The Trust                                           63
   The Manager                                         63
   Expense Limitation Agreement                        64
   The Advisers                                        65
   The Administrator                                   65
   The Transfer Agent                                  66
   Brokerage Practices                                 66
   Brokerage Transactions with Affiliates              66
----------------------------------------------------------
5
----------------------------------------------------------
FUND DISTRIBUTION ARRANGEMENTS                         67
----------------------------------------------------------
6
----------------------------------------------------------
PURCHASE AND REDEMPTION                                68
----------------------------------------------------------
7
----------------------------------------------------------
HOW ASSETS ARE VALUED                                  69
----------------------------------------------------------
8
----------------------------------------------------------
TAX INFORMATION                                        70
----------------------------------------------------------
9
----------------------------------------------------------
PRIOR PERFORMANCE OF EACH ADVISER                      71
----------------------------------------------------------
10
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                   74
----------------------------------------------------------

1
Summary information concerning EQ Advisors Trust

--------
4
--------------------------------------------------------------------------------


The following chart highlights the fourteen (14) Portfolios described in this Prospectus that you can choose as investment alternatives under your Contracts offered by Equitable or EOC and non-affiliated insurance companies. The chart and accompanying information identify each Portfolio's investment objective(s), principal investment strategies, and principal risks. "More Information on Principal Risks", which more fully describes each of the principal risks, is provided beginning on page 57.


---------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST FIXED INCOME PORTFOLIOS
---------------------------------------------------------------------------------------------------------------
PORTFOLIO                                       INVESTMENT OBJECTIVE(S)
---------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                             Seeks to achieve a high return by maximizing current
                                                income and, to the extent consistent with that objective,
                                                capital appreciation
---------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES     Seeks to achieve high current income consistent with
                                                relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and
                                                interest by the U.S. Government or its agencies or
                                                instrumentalities
---------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                           Seeks to obtain a high level of current income, preserve its assets and maintain liquidity
---------------------------------------------------------------------------------------------------------------

------
5
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                               PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------
High yield debt securities rated below BBB/Baa or unrated     General investment, fixed income, leveraging, loan
securities of comparable quality ("junk bonds"), common       participation and assignment, derivatives, liquidity, junk
stocks and other equity securities, foreign securities,       bond, foreign securities, small-cap and mid-cap company,
derivatives, and securities lending                           and securities lending risks
------------------------------------------------------------------------------------------------------------------------
Securities issued or guaranteed by the U.S. Government,       General investment, fixed income, leveraging, derivatives,
including repurchase agreements and forward                   and securities lending risks
commitments related to U.S. Government securities, debt
securities of non-governmental issuers that own
mortgages, short sales, the purchase or sale of securities
on a when-issued or delayed delivery basis, derivatives,
and securities lending
------------------------------------------------------------------------------------------------------------------------
High quality U.S. dollar-denominated money market             General investment, money market, leveraging, foreign
instruments (including foreign securities) and securities     securities, and securities lending risks
lending
------------------------------------------------------------------------------------------------------------------------

-------
6
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
EQ ADVISORS TRUST DOMESTIC EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------
PORTFOLIO                      INVESTMENT OBJECTIVE(S)
-------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK          Seeks to achieve long-term growth of its capital and
                               increased income
-------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME     Seeks to provide a high total return through a combination of current income and capital appreciation by investing
                               primarily in income-producing common stocks and
                               securities convertible into common stocks
-------------------------------------------------------------------------------------------
BT EQUITY 500 INDEX            Seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the S&P 500 Index
-------------------------------------------------------------------------------------------

-------
7
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                                   PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------
Stocks and other equity securities (including preferred           General investment, foreign securities, leveraging,
stocks or convertible debt) and fixed income securities           derivatives, convertible securities, small-cap and mid-cap
(including junk bonds), foreign securities, derivatives, and      company, junk bond, securities lending, and fixed income
securities lending                                                risks
------------------------------------------------------------------------------------------------------------------------------
Stocks and securities convertible into stocks (including junk     General investment, convertible securities, leveraging,
bonds)                                                            derivatives, foreign securities, junk bond, and fixed income risks
------------------------------------------------------------------------------------------------------------------------------
Common stocks of companies in the S&P 500 Index                   General investment, index-fund, and fixed income risks
------------------------------------------------------------------------------------------------------------------------------

--------
8
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
EQ ADVISORS TRUST GLOBAL/INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------
PORTFOLIO                             INVESTMENT OBJECTIVE(S)
ALLIANCE GLOBAL                       Seeks long-term growth of capital
------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK     Seeks long-term growth of capital through investment
                                      primarily in common stocks of established non-U.S.
                                      companies
------------------------------------------------------------------------------------------

---------
9
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                                PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------
Equity securities of U.S. and established foreign companies    General investment, foreign securities, liquidity, derivatives,
(including shares of other mutual funds investing in foreign   securities lending, and fixed income risks
securities), debt securities, derivatives, and securities
lending
------------------------------------------------------------------------------------------------------------------------------
Common stocks of established foreign companies                 General investment, foreign securities, liquidity, fixed
                                                               income, and growth investing risks
------------------------------------------------------------------------------------------------------------------------------

-------
10
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
EQ ADVISORS TRUST AGGRESSIVE EQUITY PORTFOLIOS
----------------------------------------------------------------------------------------------
PORTFOLIO                         INVESTMENT OBJECTIVE(S)
----------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK         Seeks to achieve long-term growth of capital
----------------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE            Seeks capital appreciation by investing in equity securities of U.S. companies with small market capitalizations (i.e., companies in the range of companies represented in the
                                  Russell 2000 Index) that the Adviser considers
                                  inexpensively priced relative to the return on total capital or equity
----------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES     Seeks to provide long-term capital growth
----------------------------------------------------------------------------------------------

--------
11
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                                PRINCIPAL RISKS
---------------------------------------------------------------------------------------------------------------------------
Stocks and other equity securities of small and                General investment, small-cap and mid-cap company,
medium-sized companies (including securities of                growth investing, leveraging, derivatives, liquidity and
companies in cyclical industries, companies whose              foreign securities risks
securities are temporarily undervalued, companies in
special situations (e.g., change in management, new
products or changes in customer demand) and less widely
known companies)
---------------------------------------------------------------------------------------------------------------------------
Equity securities of small-cap U.S. companies in the range     General investment, small-cap and mid-cap company,
of companies included in the Russell 2000 Index that the       value investing, non-diversification, and fixed income risks
Adviser believes are undervalued based on their return on
equity or capital
---------------------------------------------------------------------------------------------------------------------------
Equity securities of emerging growth companies with the        General investment, small-cap and mid-cap company,
potential to become major enterprises or that are major        foreign securities, and growth investing risks
enterprises whose rates of earnings growth are expected to
accelerate
---------------------------------------------------------------------------------------------------------------------------

--------
12
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST ASSET ALLOCATION PORTFOLIOS
------------------------------------------------------------------------------------------------
PORTFOLIO                           INVESTMENT OBJECTIVE(S)
------------------------------------------------------------------------------------------------
ALLIANCE BALANCED                   Seeks to achieve a high return through both appreciation
                                    of capital and current income
------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS     Seeks to achieve a high total return without, in the opinion of the Adviser, undue risk to principal
------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS           Seeks to achieve the highest total return consistent with
                                    the Adviser's determination of reasonable risk
------------------------------------------------------------------------------------------------

--------
13
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                                    PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------
Debt and equity securities, money market instruments,              General investment, asset allocation, fixed income,
foreign securities, derivatives, and securities lending            derivatives, leveraging, liquidity, securities lending, and foreign securities risks
------------------------------------------------------------------------------------------------------------------------------
Investment grade debt securities and equity securities of          General investment, asset allocation, fixed income,
U.S. and foreign issuers, derivatives, and securities lending      derivatives, convertible securities, liquidity, leveraging, securities lending, and foreign securities risks
------------------------------------------------------------------------------------------------------------------------------
Equity securities (including foreign stocks, preferred stocks,     General investment, asset allocation, fixed income,
convertible securities, securities of small and medium-sized       leveraging, derivatives, liquidity, convertible securities,
companies) and debt securities (including foreign debt             small-cap and mid-cap company, securities lending, junk
securities and junk bonds), derivatives, and securities            bond, and foreign securities risks
lending
------------------------------------------------------------------------------------------------------------------------------

2
About the investment portfolios

-------------
14
--------------------------------------------------------------------------------


This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective.

Please note that:

o A fuller description of each of the principal risks is included in the section "More Information on Principal Risks," which follows the description of each Portfolio in this section of the Prospectus.

o Additional information concerning each Portfolio's strategies, investments, and risks can also be found in the Trust's Statement of Additional Information.


GENERAL INVESTMENT RISKS

Each of the Portfolios is subject to the following risks:

ASSET CLASS RISK: The returns from the types of securities in which a Portfolio invests may underperform returns from the various general securities markets or different asset classes.

MARKET RISK: You could lose money over short periods due to fluctuation in a Portfolio's share price in reaction to stock or bond market movements, and over longer periods during extended market downturns.

SECURITY SELECTION RISK: There is the possibility that the specific securities selected by a Portfolio's Adviser will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class.

YEAR 2000 RISK: A Portfolio could be adversely affected if the computer systems used by the Trust, Adviser, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000 ("Year 2000 Problem"). The extent of such impact cannot be predicted and there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by a Portfolio. This risk is greater for Portfolios that make foreign investments, particularly in emerging market countries.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.


THE BENCHMARKS

The performance of each of the Trust's Portfolios as shown on the following pages compares each Portfolio's performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. The performance shown below is from each Portfolio's predecessor registered investment company managed by the Adviser using the same investment objectives and strategies as the Portfolio. Each of the Portfolios' annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not representative of the actual return you would receive under your Equitable Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. "Blended" performance numbers (e.g., 50% S&P 400/50% Russell 2000 or 60% S&P 500/40% Lehman Gov't/Corp) assume a static mix of the two indices.

----------
15
--------------------------------------------------------------------------------

THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX ("Lehman Gov't/Corp") represents an unmanaged group of securities widely regarded by investors as representative of the bond market.

THE LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX ("Lehman Intermediate Government Bonds") represents an unmanaged group of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

THE LEHMAN TREASURY BOND INDEX ("Lehman Treasury") represents an unmanaged group of securities consisting of all currently offered public obligations of the U.S. Treasury intended for distribution in the domestic market.

THE LIPPER AVERAGES are contained in Lipper's survey of the performance of a large number of mutual funds. This survey is published by Lipper Analytical Services, Inc., a firm recognized for its reporting of performance of actively managed funds. According to Lipper, performance data are presented net of investment management fees and direct operating expenses. Performance data for funds which assess sales charges in other ways do not reflect deductions for sales charges. Performance data shown for the Portfolios does not reflect deduction for sales charges (which are assessed at the contract level). This means that to the extent that asset-based sales charges deducted by some funds have lowered the Lipper averages, the performance data shown for the Portfolios appears relatively more favorable than the performance data for the Lipper averages.

THE MERRILL LYNCH HIGH YIELD MASTER INDEX ("ML Master") represents an unmanaged group of securities widely regarded by investors as representative of the high yield bond market.

THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI EAFE") is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australia and the Far East. MSCI EAFE Index returns assume dividends reinvested net of withholding tax and do not reflect any fees or expenses.

THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX ("MSCI World") is an arithmetic, market value-weighted average of the performance of over 1,300 securities listed on the stock exchanges of twenty foreign countries and the United States.

THE RUSSELL 2000 GROWTH INDEX ("Russell 2000 Growth") consists of that half of the 2,000 smallest of the 3,000 largest capitalization U.S. companies that has higher price-to-book ratios and higher forecasted growth. It is compiled by the Frank Russell Company.

THE RUSSELL 2000 INDEX ("Russell 2000") is an unmanaged index (with no defined investment objective) of 2000 small-cap stocks and reflects reinvestment of dividends. It is compiled by the Frank Russell Company.

THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500") is an unmanaged index containing common stock of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions or other expenses of investing.

THE STANDARD & POOR'S MIDCAP 400 INDEX ("S&P 400 MidCap") is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation. The S&P 400 returns reflect the reinvestment of dividends, if any, but do not reflect fees, brokerage commissions or other expenses of investing.

THE VALUE LINE CONVERTIBLE INDEX ("Value Line Convertible") is comprised of 585 of the most actively traded convertible bonds and preferred stocks on an unweighted basis.


     ----------------------------------------------------    EQ Advisors Trust

FIXED INCOME PORTFOLIOS

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16
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ALLIANCE HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high return by maximizing current income and, to the extent consistent with that objective, capital appreciation.


THE INVESTMENT STRATEGY

The Portfolio invests primarily in diversified mix of high yield, fixed income securities (so-called "junk bonds"), which generally involve greater volatility of price and risk of principal and income than high quality fixed income securities. Junk bonds generally have a higher current yield but are rated either in the lower categories by NRSROs (i.e., rated Baa or lower by Moody's or BBB or lower by S&P) or are unrated securities of comparable quality.

The Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Substantially all of the Portfolio's investments will be income producing.

The Portfolio may also make use of various other investment strategies, including investments in common stocks and other equity-type securities (such as convertible debt securities) and secured loans of its portfolio securities without limitation in order to enhance its current return and to reduce fluctuations in net asset value. The Portfolio may also use derivatives, including: writing covered call and put options; purchasing call and put options on individual fixed income securities, securities indexes and foreign currencies; and purchasing and selling stock index, interest rate and foreign currency futures contracts and options thereon. The Portfolio may also invest in participations and assignments of loans originally made by institutional lenders or lending syndicates.

The Portfolio will not invest more than 10% of its total assets in:

(i) fixed income securities which are rated lower than B3 or B- or their equivalents by one NRSRO or if unrated are of equivalent quality as determined by the Adviser; and

(ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 or B- or their equivalents by an NRSRO or if unrated is of equivalent quality as determined by the Adviser; however, this restriction will not apply to:

o fixed income securities which the Adviser believes have similar characteristics to securities which are rated B3 or higher by Moody's or B- or higher by S&P, or

o money market instruments of any entity that has an unsecured issue of outstanding debt which the Adviser believes has similar characteristics to securities which are so rated.

In the event that any securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if the Adviser believes that such investments are considered appropriate under the circumstances.

The Portfolio may also invest in fixed income securities that are providing high current yields because of risks other than credit, such as prepayment risks, in the case of mortgage-backed securities, or currency risks, in the case of non-U.S. dollar denominated foreign securities.

When market or financial conditions warrant, the Portfolio may also make temporary investments in high-quality U.S. dollar-denominated money market instruments. Such investment strategies could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

JUNK BOND RISK: The Portfolio invests primarily in "junk bonds" or lower-rated securities rated BBB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Junk bonds have speculative elements or are predominantly speculative credit risks, therefore, credit risk is particularly significant for this Portfolio. Although junk bonds generally have higher yields than debt securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds generally are also less liquid and experience more price volatility than higher rated fixed income securities. This Portfolio may also be subject to

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17
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greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

FIXED INCOME RISKS: This Portfolio invests primarily in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

  INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

  MORTGAGE-BACKED SECURITIES RISK: Rising interest rates may cause the duration of mortgage-backed securities to increase, making them even more susceptible to interest rate changes. Falling interest rates may cause the value and yield of mortgage-backed securities to fall. Falling interest rates also may encourage borrowers to pay off their mortgages sooner than anticipated (pre-payment). The Portfolio would need to reinvest the pre-paid funds at the newer, lower interest rates.

LOAN PARTICIPATION AND ASSIGNMENT RISK: In addition to the risks associated with fixed income investments generally, the Portfolio's investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan, might fail financially. It is also possible that, under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender.

SMALL CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known; held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LEVERAGING RISK: When the Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in the Portfolio will be more volatile and all other risk will tend to be compounded.


     ----------------------------------------------------    EQ Advisors Trust

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LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities without restriction. The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years and compares the Portfolio's performance to: (i) the returns of a broad-based index and (ii) the returns of an index of funds with similar investment objectives. Past performance is not an indication of future performance.


The Portfolio's performance shown below is the performance of its predecessor registered investment company (HRT/Alliance High Yield Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the predecessor registered investment company (HRT/Alliance High Yield Portfolio) whose inception date is January 2, 1987. The assets of the predecessor will be transferred to the Portfolio on October 18, 1999.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


----------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
----------------------------------
1989 .......................  5.1%
1990 ....................... -1.1%
1991 ....................... 24.5%
1992 ....................... 12.3%
1993 ....................... 23.2%
1994 ....................... -2.8%
1995 ....................... 19.9%
1996 ....................... 23.0%
1997 ....................... 18.5%
1998 ....................... -5.2%


Best quarter (% and time period)    Worst quarter (% and time period)
7.96% (1997 2nd Quarter)            -10.97% (1998 3rd Quarter)


-----------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
                                    ONE YEAR      FIVE YEARS     TEN YEARS
-----------------------------------------------------------------------------
Alliance High Yield Portfolio-
  Class IA Shares                    (5.15)%        9.99%          11.17%
-----------------------------------------------------------------------------
ML Master*                            3.66%         9.01%          11.08%
-----------------------------------------------------------------------------
Lipper High Current Yield
  Bond Funds Average*                (0.44)%        7.37%           9.34%
-----------------------------------------------------------------------------

*  For more information on this index, see the preceding section "The
   Benchmarks."


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolio and its predecessor (registered investment company) since the predecessor commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

WAYNE C. TAPPE has been responsible for the day-to-day management of the Portfolio and its predecessor since 1995. Mr. Tappe, a Senior Vice President of Alliance, has been associated with Alliance since 1987.

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19
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ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities.


THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. Government Securities. The Portfolio may also invest in repurchase agreements and forward commitments related to U.S. Government Securities and may also purchase debt securities of non-government issuers that own mortgages.

     Duration is a measure of the weighted average maturity of the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

     In some cases, the Adviser's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1998, the Adviser considered the duration of a 10-year Treasury bond to be 4.68 years. The Portfolio's investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note.

The Portfolio buys and sells securities with a view to maximizing current return without, in the opinion of the Adviser, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government Securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on the Adviser's assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. The Portfolio may also invest a substantial portion of its assets in money market instruments.

In order to enhance its current return, to reduce fluctuations in net asset value, and to hedge against changes in interest rates, the Portfolio may write covered call and put options on U.S. Government Securities and may purchase call and put options on U.S. Government Securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government Securities, and may write and purchase options thereon. The Portfolio may also make secured loans of its portfolio securities without limitation and enter into repurchase agreement with respect to U.S. Government Securities with commercial banks and registered broker-dealers.

The Portfolio may also make use of various other investment strategies, including covered short sales, and the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis.

Under normal market conditions, the Portfolio will invest at least 65%, and expects to invest at least 80%, of its total assets in U.S. Government Securities and repurchase agreements and forward commitments relating to U.S. Government Securities. U.S. Government Securities include:

o U.S. Treasury Bills: Direct obligations of the U.S. Treasury which are issued in maturities of one year or less.

o U.S. Treasury Notes: Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months.

o U.S. Treasury Bonds: Direct obligations of the U.S. Treasury which are issued in maturities more than ten years from the date of issue, with interest payable every six months.

o "Ginnie Maes": Debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veteran's Administration. The Government National Mortgage Association ("GNMA")


     ----------------------------------------------------    EQ Advisors Trust

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    guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

 o "Fannie Maes": The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not backed by the full faith and credit of the U.S. Government.

 o "Freddie Macs": The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates ("PCs") which represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

o Governmental Collateralized Mortgage Obligations: These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture.

 o "Sallie Maes": The Student Loan Marketing Association ("SLMA") is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

The Portfolio may also invest in "zero coupon" U.S. Government Securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government Securities and coupons. These securities tend to be more volatile than other types of U.S. Government Securities.

     Guarantees of the Portfolio's U.S. Government Securities guarantee only the payment of principal at maturity and interest when due on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Portfolio's shares.

The Portfolio may also purchase collateralized mortgage obligations ("CMOs") issued by non-governmental issuers and securities issued by a real estate mortgage investment conduits ("REMICs"), but only if they are collateralized by U.S. Government Securities. However, CMOs issued by entities other than U.S. Government agencies and instrumentalities and securities issued by REMICs are not considered U.S. Government Securities for purposes of the Portfolio meeting its policy of investing at least 65% of its total assets in U.S. Government Securities.


THE PRINCIPAL RISKS

FIXED INCOME RISKS: This Portfolio invests primarily in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

     INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

     INVESTMENT GRADE SECURITIES RISK: With respect to fixed income investments of the Portfolio, other than U.S. Government Securities, rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization ("NRSRO"), the Portfolio could lose money if the issuer or guarantor of a debt security or counterparty to a Portfolio's transaction is

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     unable or unwilling to make timely principal and/or interest payments, or to honor its financial obligations. Investment grade securities which are rated BBB by S&P, or an equivalent rating by any other NRSRO, are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

     MORTGAGE-BACKED SECURITIES RISK: Rising interest rates may cause the duration of mortgage-backed securities to increase, making them even more susceptible to interest rate changes. Falling interest rates may cause the value and yield of mortgage-backed securities to fall. Falling interest rates also may encourage borrowers to pay off their mortgages sooner than anticipated (pre-payment). The Portfolio would need to reinvest the pre-paid funds at the newer, lower interest rates.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

LEVERAGING RISK: When the Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in the Portfolio will be more volatile and all other risk will tend to be compounded.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities without restriction. The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception and compares the Portfolio's performance to: (i) the returns of a broad-based index and (ii) the returns of an index of funds with similar investment objectives. Past performance is not an indication of future performance.


The Portfolio's performance shown below is the performance of its predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) whose inception date is April 1, 1991. The assets of the predecessor will be transferred to the Portfolio on October 18, 1999.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


---------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
---------------------------------
1992 ......................  5.5%
1993 ...................... 10.6%
1994 ...................... -4.4%
1995 ...................... 13.3%
1996 ......................  3.8%
1997 ......................  7.3%
1998 ......................  7.7%


Best quarter (% and time period)    Worst quarter (% and time period)
5.31% (1991 3rd Quarter)            -2.97% (1994 1st Quarter)

     ----------------------------------------------------    EQ Advisors Trust

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-------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------
                                                            SINCE
                              ONE YEAR     FIVE YEARS     INCEPTION
-------------------------------------------------------------------
Alliance Intermediate
  Government Securities
  Portfolio - Class IA
  Shares                       7.74%         5.39%          7.10%
-------------------------------------------------------------------
Lehman Intermediate
  Government Bonds*            8.49%         6.45%          7.60%
-------------------------------------------------------------------
Lipper Intermediate
  Government Funds
  Average*                     7.68%         5.91%          7.25%
-------------------------------------------------------------------

*  For more information on this index, see the preceding section
   "The Benchmarks."


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolio and its predecessor (registered investment company) since the predecessor commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

JEFFREY S. PHLEGAR as been responsible for the day-to-day management of the Portfolio and its predecessor since January 1999. Mr. Phlegar, a Senior Vice President of Alliance, has been associated with Alliance since 1998.

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ALLIANCE MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.


THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

o marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities");

o certificates of deposit, bankers' acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

  (a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

  (b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by Standard & Poor's ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or (ii) long term debt rated at least AA by S&P or Aa by Moody's;

o commercial paper (rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody's) and participation interests in loans extended by banks to such companies;

o mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

o corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody's, as well as corporate debt obligations rated at least A by S&P or Moody's, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody's;

o floating rate or master demand notes; and

o repurchase agreements covering U.S. Government securities.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign issuers and making secured loans of up to 50% of its total portfolio securities.


THE PRINCIPAL RISKS

MONEY MARKET RISK: While money market funds are designed to be relatively low risk investments, they are not entirely free of risk. Despite the short maturities and high credit quality of the Portfolio's investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio's net asset value. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit


     ----------------------------------------------------    EQ Advisors Trust

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24
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Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

LEVERAGING RISK: When the Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years and compares the Portfolio's performance to: (i) the returns on three-month U.S. Treasury bills and (ii) the returns of an index of funds with similar investment objectives. Past performance is not an indication of future performance.


The Portfolio's performance shown below is the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the predecessor registered investment company whose inception date is July 13, 1981. The assets of the predecessor will be transferred to the Portfolio on October 18, 1999.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


---------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
---------------------------------

1989 ......................  9.2%
1990 ......................  8.2%
1991 ......................  6.2%
1992 ......................  3.6%
1993 ......................  3.0%
1994 ......................  4.0%
1995 ......................  5.7%
1996 ......................  5.3%
1997 ......................  5.4%
1998 ......................  5.3%


Best quarter (% and time period)    Worst quarter (% and time period)
2.37% (1989 2nd Quarter)            0.69% (1992 4th Quarter)


The Portfolio's 7-day yield for the quarter ended December 31, 1998 was 4.69%.

--------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
                                     ONE YEAR     FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------
Alliance Money Market Portfolio
  - Class IA Shares                   5.34%         5.17%          5.58%
--------------------------------------------------------------------------
3-Month Treasury Bill                 5.05%         5.11%          5.44%
--------------------------------------------------------------------------
Lipper Money Market Mutual
  Fund Average*                       4.84%         4.77%          5.20%
--------------------------------------------------------------------------

*  For more information on this index, see the preceding section "The
   Benchmarks."

----------
25
--------------------------------------------------------------------------------


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolio and its predecessor (registered investment company) since the predecessor commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

RAYMOND J. PAPERA has been responsible for the day-to-day management of the Portfolio and its predecessor since 1990. Mr. Papera, a Senior Vice President of Alliance, has been associated with Alliance since 1990.


     ----------------------------------------------------    EQ Advisors Trust

DOMESTIC EQUITY PORTFOLIOS

---------
26
--------------------------------------------------------------------------------


ALLIANCE COMMON STOCK PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of its capital and increase income.


THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and other equity-type securities (such as preferred stocks or convertible debt) that the Adviser believes will share in the growth of the nation's economy over a long period.

Most of the time, the Portfolio will invest primarily in common stocks that are listed on national securities exchanges. Smaller amounts will be invested in stocks that are traded over-the-counter and in other equity-type securities. Current income is an incidental consideration. The Portfolio generally will not invest more than 20% of its total assets in foreign securities.

The Portfolio may also make use of various other investment strategies, including making secured loans of up to 50% of its total assets. The Portfolio may also use derivatives, including: writing covered call and put options, buying call and put options on individual common stocks and other equity-type securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon.

When market or financial conditions warrant or it appears that the Portfolio's investment objective will not be achieved by purchasing equity securities, the Portfolio may invest a portion of its assets in debt securities, including nonparticipating and nonconvertible preferred stocks, investment-grade debt securities and junk bonds, e.g., rated BB or lower by S&P or Ba or lower by Moody's. The Portfolio also may make temporary investments in high-quality U.S. dollar-denominated money market instruments. Such investment strategies could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

----------
27
--------------------------------------------------------------------------------

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known, held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

JUNK BOND RISK: The Portfolio may invest a portion of its assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Junk bonds have speculative elements or are predominantly speculative credit risks, therefore, credit risk is particularly significant for this Portfolio. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

LEVERAGING RISK: When the Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in the Portfolio will be more volatile and all other risk will tend to be compounded.


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years and compares the Portfolio's performance to: (i) the returns of a broad-based index and (ii) the returns of an index of funds with similar investment objectives. Past performance is not an indication of future performance.


The Portfolio's performance shown below is the performance of its predecessor registered investment company managed (HRT/Alliance Common Stock Portfolio) by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the predecessor registered investment company (HRT/Alliance Common Stock Portfolio) whose inception date is June 16, 1975. The assets of the predecessor will be transferred to the Portfolio on October 18, 1999.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


     ----------------------------------------------------    EQ Advisors Trust

----------
28
--------------------------------------------------------------------------------


---------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
---------------------------------

1989 ...................... 25.6%
1990 ...................... -8.1%
1991 ...................... 37.9%
1992 ......................  3.2%
1993 ...................... 24.8%
1994 ...................... -2.1%
1995 ...................... 32.5%
1996 ...................... 24.3%
1997 ...................... 29.4%
1998 ...................... 29.4%


Best quarter (% and time period)    Worst quarter (% and time period)
28.42% (1998 4th Quarter)           -20.22% (1990 3rd Quarter)


--------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
                                     ONE YEAR     FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------
Alliance Common Stock Portfolio
  - Class IA Shares                   29.39%        21.95%         18.65%
--------------------------------------------------------------------------
S&P 500 Index*                        28.58%        24.06%         19.21%
--------------------------------------------------------------------------
Lipper Growth Equity Mutual
  Funds Average*                      22.86%        18.63%         16.72%
--------------------------------------------------------------------------

*  For more information on this index, see the preceding section "The
   Benchmarks."


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolio and its predecessor (registered investment company) since the predecessor commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

TYLER J. SMITH has been responsible for the day-to-day management of the Portfolio and its predecessor since 1977. Mr. Smith, a Senior Vice President of Alliance, has been associated with Alliance since 1970.

----------
29
--------------------------------------------------------------------------------


ALLIANCE GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a high total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.


THE INVESTMENT STRATEGY

The Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 and to achieve (in the long run) a rate of growth in Portfolio income that exceeds the rate of inflation. The Portfolio will generally invest in common stocks of "blue chip" issuers, i.e., those:

o that have a total market capitalization of at least $1 billion;

o that pay periodic dividends; and

o whose common stock is in the highest four issuer ratings for S&P (i.e., A+, A, Ab or B+) or Moody's (i.e., high grade, investment grade, upper medium grade or medium grade) or, if unrated, is determined to be of comparable quality by the Adviser.

It is expected that on average the dividend rate of these issuers will exceed the average rate of issuers constituting the S&P 500.

The Portfolio may also invest without limit in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants. The Portfolio may also invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (i.e., rated BB or lower by S&P or Ba or lower by Moody's or determined by the Adviser to be of comparable quality).

The Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes.

The Portfolio may also write covered call and put options on securities and securities indexes for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indexes for hedging purposes. The Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes.

When market or financial conditions warrant, the Portfolio may invest in certain money market instruments for temporary or defensive purposes. Such investment strategies could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income


     ----------------------------------------------------    EQ Advisors Trust

----------
30
--------------------------------------------------------------------------------


securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

JUNK BOND RISK: The Portfolio may invest a portion of its assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Therefore, credit risk is particularly significant for this Portfolio. Junk bonds have speculative elements or are predominantly speculative credit risks. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

FOREIGN SECURITIES RISKS: To the extent the Portfolio invests in foreign securities, it is subject to risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LEVERAGING RISK: When the Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in the Portfolio will be more volatile and all other risk will tend to be compounded.


PORTFOLIO PERFORMANCE


The bar chart below illustrates the Portfolio's annual total returns for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception and compares the Portfolio's performance to: (i) the returns of a broad-based index; (ii) the returns of a "blended" index of equity and fixed income securities; and (iii) the returns of an index of funds with similar investment objectives. Past performance is not an indication of future performance. The Portfolio's performance shown below is the performance of its predecessor registered investment company (HRT/Alliance Growth and Income Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the predecessor registered investment company (HRT/Alliance Growth and Income Portfolio) whose inception date is October 1, 1993. The assets of the predecessor will be transferred to the Portfolio on October 18, 1999.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

----------
31
--------------------------------------------------------------------------------


---------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
---------------------------------

1994 ...................... -0.6%
1995 ...................... 24.1%
1996 ...................... 20.1%
1997 ...................... 26.9%
1998 ...................... 20.9%


Best quarter (% and time period)    Worst quarter (% and time period)
26.28% (1998 4th Quarter)           -15.03% (1998 3rd Quarter)


-------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------
                                                                  SINCE
                                    ONE YEAR     FIVE YEARS     INCEPTION
-------------------------------------------------------------------------
Alliance Growth and Income
  Portfolio - Class IA Shares        20.86%        17.84%         16.86%
-------------------------------------------------------------------------
75% S&P 500 Index/25%
  Value Line Convertible*            20.10%        21.07%         20.48%
-------------------------------------------------------------------------
S&P 500 Index*                       28.58%        24.06%         23.32%
-------------------------------------------------------------------------
Lipper Growth and Income
  Funds Average*                     15.61%        18.35%         17.89%
-------------------------------------------------------------------------

*  For more information on this index, see the preceding section "The
   Benchmarks."


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolio and its predecessor (registered investment company) since the predecessor commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

PAUL RISSMAN and W. THEODORE KUCK have been the persons responsible for the day-to-day management of the Portfolio, Mr. Rissman since 1996 and Mr. Kuck since the Portfolio and its predecessor's inception. Mr. Rissman, a Senior Vice President of Alliance, has been associated with Alliance since 1989. Mr. Kuck, a Vice President of Alliance, has been associated with Alliance since 1971.

     ----------------------------------------------------    EQ Advisors Trust

----------
32
--------------------------------------------------------------------------------


BT EQUITY 500 INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the S&P 500.


THE INVESTMENT STRATEGY

The Portfolio invests in equity securities of companies included in the S&P 500. The Adviser seeks to match the risk and return characteristics of the S&P 500 by investing in a statistically selected sample of the securities found in the S&P 500, using a process known as "optimization". This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the S&P 500. This approach helps to increase the Portfolio's liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio's total investment characteristics similar to those of the S&P 500 as a whole.

The Adviser generally will seek to match the composition of the S&P 500 but usually will not invest the Portfolio's stock portfolio to mirror the S&P 500 exactly. Because of the difficulty and cost of executing relatively small stock transactions, the Portfolio may not always be invested in the less heavily weighted S&P 500 stocks, and may at times have its portfolio weighted differently than the S&P 500, particularly if the Portfolio has a low level of assets. In addition, the Portfolio may omit or remove any S&P 500 stock from the Portfolio if, following objective criteria, the Adviser judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. The Portfolio will not purchase the stock of Bankers Trust New York Corporation, which is included in the S&P 500, and instead will overweight its holdings of companies engaged in similar businesses.

     For more information on the S&P 500, see the preceding section "The Benchmarks." The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P") and S&P makes no guarantee as to the accuracy and/or completeness of the S&P 500 or any data included therein.

Over time, the correlation between the performance of the Portfolio and the S&P is expected to be 95% or higher before deduction of Portfolio expenses. The Portfolio's ability to track the S&P 500 may be affected by, among others, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the S&P 500 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks securities to track the S&P 500, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

The Portfolio may also invest up to 20% of its assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the S&P 500. Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the S&P 500 while retaining a cash balance for Portfolio management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or S&P 500. These instruments are considered to be derivatives.


THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

----------
33
--------------------------------------------------------------------------------

INDEX-FUND RISK: The Portfolio is not actively managed and invests in securities included in the index regardless of their investment merit. Therefore, the Portfolio cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the index.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other Nationally Recognized Statistical Rating Organization ("NRSRO"), it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for 1998, the Portfolio's first year of existence. The table below shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. The Portfolio's inception date was January 1, 1998.


---------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
---------------------------------

1998 ..................... 25.14%


Best quarter:                       Worst quarter:
21.26% (1998 4th Quarter)           (10.03)% (1998 3rd Quarter)


----------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------
                                                   SINCE
                                    ONE YEAR     INCEPTION
----------------------------------------------------------
BT Equity 500 Index Portfolio        25.14%       25.14%
----------------------------------------------------------
S&P 500 Index*                       28.58%       28.58%
----------------------------------------------------------

*  For more information on this index, see the preceding section "The
   Benchmarks."


WHO MANAGES THE PORTFOLIO

BANKERS TRUST COMPANY ("Bankers Trust"), 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006. Bankers Trust has been the Adviser to the Portfolio since it commenced operations. Bankers Trust is a wholly-owned subsidiary of Bankers Trust Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services, including investment management to the international and domestic institutional markets. During 1999, Bankers Trust Corporation and a wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank") expect to finalize a merger in which Bankers Trust Corporation will be acquired by and become a subsidiary of Deutsche Bank.


     ----------------------------------------------------    EQ Advisors Trust

GLOBAL/INTERNATIONAL PORTFOLIOS

----------
34
--------------------------------------------------------------------------------


ALLIANCE GLOBAL PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.


THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified mix of equity securities of U.S. and established foreign companies. The Adviser believes the equity securities of these established non-U.S. companies have prospects for growth. The Portfolio intends to make investments in several countries and to have represented in the Portfolio business activities in not less than three different countries (including the United States).


   These non-U.S. companies may have operations in the United States, in their country of incorporation or in other countries.


The Portfolio may invest in any type of security including, but not limited to, common and preferred stock, as well as shares of mutual funds that invest in foreign securities, bonds and other evidences of indebtedness, and other securities of issuers wherever organized and governments and their political subdivisions. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal conditions to invest in equity securities.

The Portfolio may also make use of various other investment strategies, including making secured loans of up to 50% of its total assets. The Portfolio may also use derivatives including: writing covered call and put options, purchasing call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts

When market or financial conditions warrant, the Portfolio may at times invest substantially all of its assets in securities issued by U.S. companies or in cash or cash equivalents, including money market instruments issued by foreign entities for temporary or defensive purposes. Such investment strategies could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

FOREIGN SECURITIES RISKS: Investing in foreign securities involves risks not associated with investing in U.S. securities that can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in a foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions. Other specific risks of investing in foreign securities include:

       EMERGING MARKET RISK: There are greater risks involved in investing in emerging markets countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines.

       EURO RISK: The Portfolio invests in securities issued by European issuers that that may be adversely impacted by the recent introduction of the "Euro" as a common currency in 11 European Monetary Union member

----------
35
--------------------------------------------------------------------------------

       states. The Euro may result in various legal and accounting differences, tax treatments, the creation and implementation of suitable clearing and settlement systems and other operational problems, that may cause market disruptions that could adversely affect investments quoted in the Euro.

       REGULATORY RISK: In general, foreign companies are also not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies, which could adversely affect their value.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices. Leveraging Risk. When the Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in the Portfolio will be more volatile and all other risk will tend to be compounded.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years and compares the Portfolio's performance to: (i) the returns of a broad-based index and (ii) the returns of an index of funds with similar investment objectives. Past performance is not an indication of future performance.


The Portfolio's performance shown below is the performance of its predecessor registered investment company (HRT/Alliance Global Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the predecessor registered investment company (HRT/Alliance Global Portfolio) whose inception date is August 27, 1987. The assets of the predecessor will be transferred to the Portfolio on October 18, 1999.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance.


     ----------------------------------------------------    EQ Advisors Trust

----------
36
--------------------------------------------------------------------------------


---------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
---------------------------------

1989 ...................... 26.7%
1990 ...................... -6.1%
1991 ...................... 30.5%
1992 ...................... -0.5%
1993 ...................... 32.1%
1994 ......................  5.2%
1995 ...................... 18.8%
1996 ...................... 14.6%
1997 ...................... 11.7%
1998 ...................... 21.8%


Best quarter (% and time period)    Worst quarter (% and time period)
26.59% (1998 4th Quarter)           -16.99% (1998 3rd Quarter)


----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------
                                 ONE YEAR     FIVE YEARS     TEN YEARS
----------------------------------------------------------------------
Alliance Global Portfolio --
  Class IA Shares                 21.80%        14.28%         14.81%
----------------------------------------------------------------------
MSCI World Index*                 24.34%        15.68%         10.66%
----------------------------------------------------------------------
Lipper Global Mutual Funds
  Average*                        14.34%        11.98%         11.21%
----------------------------------------------------------------------

*  For more information on this index, see the preceding section "The
   Benchmarks."


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolio and its predecessor (registered investment company) since the predecessor commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

SANDRA L. YEAGER has been responsible for the day-to-day management of the Portfolio's and its predecessor's investment program since 1998. Ms. Yeager, a Senior Vice President of Alliance, has been associated with Alliance since 1990.

----------
37
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T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital through investment primarily in common stocks of established non-United States companies.


THE INVESTMENT STRATEGY

The Portfolio invests substantially all of its assets in common stocks of established companies outside of the United States. The Portfolio intends to diversify broadly among countries throughout the world by having securities from at least five different countries represented in the Portfolio. No more than 20% of its assets will be invested in securities of any one country, except that up to 35% can be invested in stocks of companies in Australia, Canada, France, Japan, United Kingdom or Germany. In determining the appropriate distribution of investments among various countries and geographic regions, the Adviser ordinarily considers the following factors:

o prospects for relative economic growth between foreign countries;

o expected levels of inflation;

o government policies influencing business conditions;

o the outlook for currency relationships; and

o the range of individual investment opportunities available to international investors.

The Portfolio expects to invest substantially all of its assets in common stocks. However, the Portfolio may also invest in a variety of other equity securities such as preferred stocks, warrants and convertible securities as well as governmental debt securities and investment grade debt securities. The Portfolio may also invest in certain foreign investment funds, hybrid instruments and derivative instruments in keeping with the Portfolio objective.

In analyzing companies for investment, the Adviser uses a "bottom-up" approach and looks for companies that have:

o prospects for achieving and sustaining above-average, long-term earnings growth per share;

o a high return on invested capital;

o healthy balance sheet;

o sound financial and accounting policies and overall financial strength;

o strong competitive advantages;

o effective research, product development and marketing;

o pricing flexibility;

o strong management; and

o record of paying dividends.

This means that the securities are selected based upon fundamental analysis performed by the Adviser, and are not selected based upon the type of industries to which they belong.

When market or financial conditions warrant, the Portfolio may invest without limitation in high quality U.S. Government and corporate debt obligations for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities that can adversely affect the Portfolio's performance. Foreign markets, particularly emerging


     ----------------------------------------------------    EQ Advisors Trust

----------
38
--------------------------------------------------------------------------------


markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in a foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions. Other specific risks of investing in foreign securities include:

     EMERGING MARKET RISK: There are greater risks involved in investing in emerging markets countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. The Year 2000 problem may also be especially acute in emerging market countries, which also may adversely affect the value of the Portfolio's investments.

     EURO RISK: The Portfolio invests in securities issued by European issuers that that may be adversely impacted by the introduction of the "Euro" as a common currency in 11 European Monetary Union member states. The Euro may result in various legal and accounting differences, tax treatments, the creation and implementation of suitable clearing and settlement systems and other operational problems, that may cause market disruptions that could adversely affect investments quoted in the Euro.

     REGULATORY RISK: In general, foreign companies are also not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies, which could adversely affect their value.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities, which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table below shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. The inception date for the Portfolio is May 1, 1997.

----------
39
--------------------------------------------------------------------------------


---------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
---------------------------------

1998 ..................... 13.68%


Best quarter:                       Worst quarter:
16.86% (1998 4th Quarter)           (13.63)% (1998 4th Quarter)


-------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------
                                                SINCE
                                 ONE YEAR     INCEPTION
-------------------------------------------------------
T. Rowe Price International
-------------------------------------------------------
Stock Portfolio                   13.68%        7.01%
-------------------------------------------------------
MSCI EAFE Index*                  20.00%       13.43%
-------------------------------------------------------

*  For more information on this index, see the preceding section "The
   Benchmarks."


WHO MANAGES THE PORTFOLIO

ROWE PRICE-FLEMING INTERNATIONAL, INC. ("Price-Fleming"), 100 East Pratt Street, Baltimore, MD 21202. Price-Fleming has been the Adviser to the Portfolio since it commenced its operations. Price-Fleming was incorporated in Maryland in 1979 as a joint venture between T. Rowe Price and Robert Fleming Holdings Limited ("Flemings"). Flemings is a diversified investment organization that participates in a global network of regional investment offices. The common stock of Price-Fleming is 50% owned by a wholly owned subsidiary of T. Rowe Price, 25% owned by a subsidiary of Flemings and 25% owned by Jardine Fleming Group Limited ("Jardine Fleming").

Investment decisions with respect to the Portfolio are made by an Investment Advisory Committee Group. The Investment Advisory Group has day-to-day responsibility for managing the Portfolio and developing and executing the Portfolio's investment program.


     ----------------------------------------------------    EQ Advisors Trust

AGGRESSIVE EQUITY PORTFOLIOS

----------
40
--------------------------------------------------------------------------------



ALLIANCE AGGRESSIVE STOCK PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.


THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and other equity securities of small and medium-sized companies that, in the opinion of the Adviser, have favorable growth prospects. The Portfolio may also invest in securities of companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (i.e., change in management, new products or changes in customer demand) and less widely known companies.

The Portfolio may also invest up to 20% of its total assets in foreign securities and may also make use of various other investment strategies, including investments in debt securities and making secured loans of up to 50% of its total portfolio securities. The Portfolio may also use derivatives, including: writing covered call options and purchasing call and put options on individual equity securities, securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon.

When market or financial conditions warrant, or it appears that the Portfolio's investment objective will not be achieved primarily through investments in common stocks, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and options for hedging purposes. The Portfolio may also make temporary investments in corporate fixed income securities, which will generally be investment grade, or invest part its assets in cash or cash equivalents, including high-quality money market instruments for liquidity or defensive purposes. Such investments could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known, held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

----------
41
--------------------------------------------------------------------------------

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LEVERAGING RISK: When the Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in the Portfolio will be more volatile and all other risk will tend to be compounded.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years and compares the Portfolio's performance to: (i) the returns of a broad-based index; (ii) the returns of a "blended" index of two broad-based indices; and (iii) the returns of an index of funds with similar investment objectives. Past performance is not an indication of future performance.


The Portfolio's performance shown below is the performance of its predecessor registered investment company (HRT/Alliance Aggressive Stock Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the predecessor registered investment company (HRT/Alliance Aggressive Stock Portfolio) whose inception date is January 27, 1986. The assets of the predecessor will be transferred to the Portfolio on October 18, 1999.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

---------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
---------------------------------

1989 ...................... 43.5%
1990 ......................  8.2%
1991 ...................... 86.9%
1992 ...................... -3.2%
1993 ...................... 16.8%
1994 ...................... -3.8%
1995 ...................... 31.6%
1996 ...................... 22.2%
1997 ...................... 10.9%
1998 ......................  0.3%

Best quarter (% and time period)    Worst quarter (% and time period)
40.10% (1991 1st Quarter)           -27.19% (1998 3rd Quarter)

-------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------
                                    ONE YEAR     FIVE YEARS     TEN YEARS
-------------------------------------------------------------------------
Alliance Aggressive Stock
  Portfolio - Class IA Shares        0.29%        11.47%         18.90%
-------------------------------------------------------------------------
50% S&P 400 MidCap
  Index/50% Russell 2000*            8.28%        15.56%         16.49%
-------------------------------------------------------------------------
S&P 400 MidCap Index*               19.11%        18.84%         19.29%
-------------------------------------------------------------------------
Lipper MidCap Growth Funds
  Average*                          12.16%        14.87%         15.44%
-------------------------------------------------------------------------

*  For more information on this index, see the preceding section "The
   Benchmarks."

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolio and its predecessor (registered investment company) since the

     ----------------------------------------------------    EQ Advisors Trust

----------
42
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predecessor commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

ALDEN M. STEWART and RANDALL E. HAASE have been the persons principally responsible for the day-to-day management of the Portfolio and its predecessor since 1993. Mr. Stewart, an Executive Vice President of Alliance, has been associated with Alliance since 1970. Mr. Haase, a Senior Vice President of Alliance, has been associated with Alliance since 1988.

----------
43
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LAZARD SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation by investing in equity securities of United States companies with small market capitalizations (i.e., companies in the range of companies represented in the Russell 2000 Index) that the Adviser considers inexpensively priced relative to the return on total capital or equity.

THE INVESTMENT STRATEGY

The Portfolio is a non-diversified Portfolio that invests primarily in equity securities of U.S. companies with small market capitalizations that the Adviser believes are undervalued based on their return on equity or capital. The Portfolio will have characteristics similar to the Russell 2000 Index. The equity securities that may be purchased by the Portfolio include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants.


     For more information on The Russell 2000, see the preceding section "The Benchmarks".



     A Portfolio may be considered to be "non-diversified" for federal securities law purposes because it invests in a limited number of securities. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.


In selecting investments for the Portfolio, the Adviser looks for equity securities of companies that have one or more of the following characteristics:
(i) are undervalued relative to their earnings, cash flow or asset values; (ii) have an attractive price/value relationship with expectations that some catalyst will cause the perception of value to change within two years; (iii) are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power; (iv) have low projected price to earnings or price-to-cash flow multiples; (v) have the potential to become a larger factor in the company's business; (vi) have significant debt but have high levels of free cash flow; and
(vii) have a relatively short corporate history with the expectation that the business may grow.

Although the Portfolio will principally invest at least 80% of its assets in small capitalization securities, the Portfolio may also invest up to 20% of its assets in larger capitalization equity securities or investment grade debt securities.

When market or financial conditions warrant, the Portfolio may invest without limitation in short-term money market instruments or hold its assets in cash for temporary or defensive purposes. Such investment strategies could have the effect of reducing the benefit of any upswing in the market. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.


THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

VALUE INVESTING RISK: As noted above, the Portfolio uses a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less-well known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.


     ----------------------------------------------------    EQ Advisors Trust

----------
44
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NON-DIVERSIFICATION RISK: Since a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of the Portfolio may be more sensitive to changes in the market value of a single issuer or industry or to risks associated with a single economic, political or regulatory event than a diversified portfolio.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities, which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for 1998, the Portfolio's first year of existence. The table below shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. The Portfolio's inception date was January 1, 1998.


---------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
---------------------------------

1998 .................... (7.03)%

Best quarter:                       Worst quarter:
15.78% (1998 4th Quarter)           (20.10)% (1998 3rd Quarter)


------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------
                                                          SINCE
                                         ONE YEAR       INCEPTION
------------------------------------------------------------------
Lazard Small Cap Value Portfolio          (7.03)%         (7.03)%
------------------------------------------------------------------
Russell 2000 Index*                       (2.54)%         (2.54)%
------------------------------------------------------------------

*  For more information on this index, see the preceding section "The
   Benchmarks."


WHO MANAGES THE PORTFOLIO

LAZARD ASSET MANAGEMENT ("LAM"), 30 Rockefeller Plaza, New York, New York 10112. LAM has been the Adviser to the Portfolio since it commenced operations. LAM is a division of Lazard Fr-res & Co. LLC ("Lazard Fr-res"), a New York limited liability company, which is registered as an investment adviser with the SEC. Lazard Freres provides its clients with a wide variety of investment banking and related services, including investment management.

The Portfolio Managers, responsible for the day to day management since the inception of the Portfolio, are: EILEEN D. ALEXANDERSON, a Managing Director of LAM who has been with LAM since 1979 and HERBERT W. GULLQUIST, a Vice-Chairman, Managing Director and Chief Investment Officer of LAM, who has been with LAM since 1982.

----------
45
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MFS EMERGING GROWTH COMPANIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.


THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily (at least 65% of its total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies that the Adviser believes are either:

o early in their life cycle but have the potential to become major enterprises;
  or

o are major enterprises whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

For purposes of this Portfolio, emerging growth companies may be of any size and the Adviser would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and rate of inflation. The Portfolio's investments may include securities traded in the over-the-counter markets.

The Adviser uses a "bottom-up" investment style in managing the Portfolio. This means the securities are selected based upon fundamental analysis performed by the Adviser.

In addition, up to 15% of the Portfolio's assets may be invested in foreign securities, including those in emerging markets, or in cash and cash equivalents.

When adverse market, financial or political conditions warrant, the Portfolio may depart from its principal strategies for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In


     ----------------------------------------------------    EQ Advisors Trust


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AGGRESSIVE EQUITY PORTFOLIOS (CONTINUED)

----------
46
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addition, the value of foreign investments can be adversely affected by:
unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table below shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. The inception date for the Portfolio is May 1, 1997.


---------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
---------------------------------

1998 ..................... 34.57%

Best quarter:                       Worst quarter:
26.70% (1998 4th Quarter)           (12.69)% (1998 3rd Quarter)


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------
                                                     SINCE
                                    ONE YEAR       INCEPTION
-------------------------------------------------------------
MFS Emerging Growth Companies
Portfolio                            34.57%          34.81%
-------------------------------------------------------------
Russell 2000 Index*                  (2.54)%        (14.53)%
-------------------------------------------------------------

*  For more information on this index, see the preceding section "The
   Benchmarks."


WHO MANAGES THE PORTFOLIO

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. MFS is a subsidiary of Sun Life of Canada (United States) Financial Services Holdings Inc., which, in turn, is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The Portfolio Managers are JOHN W. BALLEN, President of MFS, who has been employed by MFS as a portfolio manager of the Portfolio since 1984, and TONI Y. SHIMURA, a Vice President of MFS, who has been employed by MFS as a portfolio manager for the Portfolio since 1995.

ASSET ALLOCATION PORTFOLIOS

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47
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The Alliance Conservative Investors Portfolio, the Alliance Balanced Portfolio
and the Alliance Growth Investors Portfolio together are called the Asset Allocation Portfolios. These Portfolios invest in a variety of fixed income and equity securities, each pursuant to a different asset allocation strategy, as described below. The term "asset allocation" is used to describe the process of shifting assets among discrete categories of investments in an effort to reduce risk while producing desired return objectives. Portfolio management, therefore, will consist not only of selecting specific securities but also of setting, monitoring and changing, when necessary, the asset mix.

Each Portfolio has been designed with a view toward a different "investor profile." The "conservative investor"' has a relatively short-term investment bias, either because of a limited tolerance for market volatility or a short investment horizon. This investor is averse to taking risks that may result in principal loss, even though such aversion may reduce the potential for higher long-term gains and result in lower performance during periods of equity market strength. Consequently, the asset mix for the Alliance Conservative Investors Portfolio attempts to reduce volatility while providing modest upside potential. The "growth investor" has a longer-term investment horizon and is therefore willing to take more risks in an attempt to achieve long-term growth of principal. This investor wishes, in effect, to be risk conscious without being risk averse. The asset mix for the Alliance Growth Investors Portfolio attempts to provide for upside potential without excessive volatility.

The "balanced investor" is somewhat less aggressive than the growth investor and has a medium- to long-term investment horizon. This investor is sensitive to risk, but is willing to take on some risk in seeking high total return. Consequently, the asset mix for the Alliance Balanced Portfolio attempts to capture a sizable portion of the market's upside while diversifying risk among asset classes.

The Adviser has established an asset allocation committee (the "Committee"), all the members of which are employees of the Adviser, which is responsible for setting and continually reviewing the asset mix ranges of each Portfolio. Under normal market conditions, the Committee is expected to change allocation ranges approximately three to five times per year. However, the Committee has broad latitude to establish the frequency, as well as the magnitude, of allocation changes within the guidelines established for each Portfolio. During periods of severe market disruption, allocation ranges may change frequently. It is also possible that in periods of stable and consistent outlook no change will be made. The Committee's decisions are based on a variety of factors, including liquidity, portfolio size, tax consequences and general market conditions, always within the context of the appropriate investor profile for each Portfolio. Consequently, asset mix decisions for the Alliance Conservative Investors Portfolio particularly emphasize risk assessment of each asset class viewed over the shorter term, while decisions for the Alliance Growth Investors Portfolio are principally based on the longer term total return potential for each asset class.

When the Committee establishes a new allocation range for a Portfolio, it also prescribes the length of time during which that Portfolio should achieve an asset mix within the new range. To achieve a new asset mix, the Portfolios look first to available cash flow. If the Adviser believes that cash flow will be insufficient to achieve the desired asset mix, the Portfolios will sell securities and reinvest the proceeds in the appropriate asset class.

The Asset Allocation Portfolios are permitted to use a variety of hedging techniques to attempt to control stock market, interest rate and currency risks. Each of the Portfolios in the Asset Allocation may make loans of up to 50% of its total portfolio securities. Each of the Portfolios in the Asset Allocation Portfolios may write covered call and put options and may purchase call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. Each Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon, as well as forward foreign currency exchange contracts.


     ----------------------------------------------------    EQ Advisors Trust

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48
--------------------------------------------------------------------------------


ALLIANCE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high return through both appreciation of capital and current income.


THE INVESTMENT STRATEGY

The Portfolio invests varying portions of its assets in publicly-traded equity and debt securities and money market instruments depending on economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium.

The Portfolio attempts to achieve long-term growth of capital by investing in common stock and other equity-type instruments. It will try to achieve a competitive level of current income and capital appreciation through investments in publicly traded debt securities and a high level of current income through investments primarily in high-quality U.S. dollar denominated money market instruments.

The Portfolio's investments in common stocks will primarily consist of common stocks that are listed on national securities exchanges. Smaller amounts will be invested in stocks that are traded over-the-counter and in other equity-type securities.

The Portfolio at all times will hold at least 25% of its total assets in fixed income securities (including, for these purposes, that portion of the value of securities convertible into common stock which is attributable to the fixed income characteristics of those securities, as well as money market instruments). The Portfolio's equity securities will always comprise at least 25%, but never more than 75%, of the Portfolio's total assets. Consequently, the Portfolio will have a minimum or "core holdings" of at least 25% fixed income securities and 25% equity securities. Over time, holdings by the Portfolio's holdings are currently expected to average approximately 50% in fixed income securities and approximately 50% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles.

The Portfolio may also invest up to 20% of its total assets in foreign securities and may also make use of various other investment strategies, including using of up to 50% of its total portfolio assets for securities lending purposes. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon.

The debt securities will consist principally of bonds, notes, debentures and equipment trust certificates, as well as debt securities with equity features such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, rates or profits. These debt securities will principally be investment grade securities rated at least Baa by Moody's or BBB by S&P, or will be U.S. Government Securities. If such Baa or BBB debt securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of them and may continue to hold them if the Adviser considers them appropriate investments under the circumstances. In addition, the Portfolio may at times hold some of its assets in cash.


THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the Adviser's allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the

----------
49
--------------------------------------------------------------------------------


risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

FIXED INCOME RISKS: This Portfolio invests at least 25% of its total assets in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

     INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

     INVESTMENT GRADE SECURITIES RISK: The Portfolio could lose money if the issuer or guarantor of a debt security or counterparty to a Portfolio's transaction is unable or unwilling to make timely principal and/or interest payments, or to honor its financial obligations. Investment grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

LEVERAGING RISK: When the Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in the Portfolio will be more volatile and all other risk will tend to be compounded.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one, five and ten years and compares the Portfolio's performance to: (i) the returns of a broad-based index; (ii) the returns of a "blended" index of equity and fixed income securities; and (iii) the returns of an index of funds with similar investment objectives. Past performance is not an indication of future performance.

The Portfolio's performance shown below is the performance of its predecessor registered investment company (HRT/Alliance Balanced Portfolio) managed by the Adviser using the same investment objectives and strategy as the


     ----------------------------------------------------    EQ Advisors Trust

----------
50
--------------------------------------------------------------------------------



Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the predecessor registered investment company (HRT/Alliance Balanced Portfolio) whose inception date is January 27, 1986. The assets of the predecessor will be transferred to the Portfolio on October 18, 1999.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


---------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
---------------------------------

1989 ...................... 25.8%
1990 ......................  0.3%
1991 ...................... 41.3%
1992 ...................... -2.8%
1993 ...................... 12.3%
1994 ...................... -8.0%
1995 ...................... 19.8%
1996 ...................... 11.70%
1997 ...................... 15.1%
1998 ...................... 18.1%


Best quarter (% and time period)    Worst quarter (% and time period)
15.13% (1991 4th Quarter)           -8.29% (1990 3rd Quarter)


----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------
                                 ONE YEAR     FIVE YEARS     TEN YEARS
----------------------------------------------------------------------
Alliance Balanced Portfolio
  - Class IA Shares              18.11%         10.82%         12.51%
----------------------------------------------------------------------
50% S&P 500 Index/50%
  Lehman Gov't/Corp.*            19.02%         16.88%         15.21%
----------------------------------------------------------------------
S&P 500 Index*                   28.58%         24.06%         19.21%
----------------------------------------------------------------------
Lipper Balanced Mutual
  Funds Average                  13.48%         13.84%         12.97%
----------------------------------------------------------------------

*  For more information on this index, see the preceding section "The
   Benchmarks."


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolio and its predecessor (registered investment company) since the predecessor commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

ROBERT G. HEISTERBERG has been responsible for the day-to-day management of the Portfolio and its predecessor since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.

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51
--------------------------------------------------------------------------------


ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.


THE INVESTMENT STRATEGY

The Portfolio invests varying portions of its assets in high quality, publicly-traded fixed income securities (including money market instruments and cash) and publicly-traded common stocks and other equity securities of U.S. and non-U.S. issuers.

The Portfolio will at all times hold at least 40% of its assets in investment grade fixed income securities, each having a duration, as determined by the Adviser, that is less than that of a 10-year Treasury bond (the "fixed income core"). The Portfolio is generally expected to hold approximately 70% of its assets in fixed income securities (including the fixed income core) and 30% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed income asset class will always comprise at least 50%, but never more than 90%, of the Portfolio's total assets. The equity class will always comprise at least 10%, but never more than 50%, of the Portfolio's total assets.


     Duration is a measure of the weighted average maturity of the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.


     In some cases, the Adviser's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1998, the Adviser considered the duration of a 10-year Treasury bond to be 4.68 years. The Portfolio's investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note.

All debt securities held by the Portfolio will be of investment grade (i.e., rated at least BBB by S&P or Baa by Moody's) or unrated securities of comparable quality as determined by the Adviser. The equity securities invested in by the Portfolio will consist primarily of common stocks, including convertible securities, common stocks that are listed on national securities exchanges. The Portfolio may also invest in stocks that are traded over-the-counter and in other equity-type securities. No more than 15% of the Portfolio's assets will be invested in securities of non-U.S. issuers.

The Portfolio may also make use of various other investment strategies, and derivatives. Up to 50% of its total assets may be used for securities lending purposes.


THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the Adviser's allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

FIXED INCOME RISKS: This Portfolio invests primarily in fixed income securities, therefore, the Portfolio's performance will be affected by changes in interest rates, credit risks of the issuer, the duration and maturity of the Portfolio's fixed income holdings, and adverse market and


     ----------------------------------------------------    EQ Advisors Trust

----------
52
--------------------------------------------------------------------------------


economic conditions. Other risks that relate to the Portfolio's investment in fixed income securities include:

     INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

     INVESTMENT GRADE SECURITIES RISK: The Portfolio could lose money if the issuer or guarantor of a debt security or counterparty to a Portfolio's transaction is unable or unwilling to make timely principal and/or interest payments, or to honor its financial obligations. Investment grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

     MORTGAGE-BACKED SECURITIES RISK: Rising interest rates may cause the duration of mortgage-backed securities to increase, making them even more susceptible to interest rate changes. Falling interest rates may cause the value and yield of mortgage-backed securities to fall. Falling interest rates also may encourage borrowers to pay off their mortgages sooner than anticipated (pre-payment). The Portfolio would need to reinvest the pre-paid funds at the newer, lower interest rates.

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like, which may cause the Portfolio to lose money or be prevented from earning capital gains.

LEVERAGING RISK: When the Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in the Portfolio will be more volatile and all other risk will tend to be compounded.

----------
53
--------------------------------------------------------------------------------


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last nine calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception and compares the Portfolio's performance to: (i) the returns of a broad-based index; (ii) the returns of a "blended" index of fixed income and equity securities; and (iii) the returns of an index of funds with similar investment objectives. Past performance is not an indication of future performance.


The Portfolio's performance shown below is the performance of its predecessor registered investment company (HRT/Alliance Conservative Investors Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the predecessor registered investment company (HRT/Alliance Conservative Investors Portfolio) whose inception date is October 2, 1989. The assets of the predecessor will be transferred to the Portfolio on October 18, 1999.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


---------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
---------------------------------

1990 ......................  6.3%
1991 ...................... 19.8%
1992 ......................  5.6%
1993 ...................... 10.8%
1994 ...................... -4.1%
1995 ...................... 20.4%
1996 ......................  5.2%
1997 ...................... 13.3%
1998 ...................... 13.9%


Best quarter (% and time period)    Worst quarter (% and time period)
7.65% (1998 4th Quarter)            -3.21% (1994 1st Quarter)


---------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------
                                                              SINCE
                                ONE YEAR     FIVE YEARS     INCEPTION
---------------------------------------------------------------------
Alliance Conservative
  Investors Portfolio -
  Class IA Shares                13.88%         9.40%          9.99%
---------------------------------------------------------------------
70% Lehman Treasury/30%
  S&P 500 Index*                 15.59%        13.37%         12.08%
---------------------------------------------------------------------
S&P 500 Index*                   28.58%        24.06%         17.62%
---------------------------------------------------------------------
Lipper Flexible Portfolio
  Average                        14.20%        14.31%         12.55%
---------------------------------------------------------------------

*  For more information on this index, see the preceding section "The
   Benchmarks."


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolio and its predecessor (registered investment company) since the predecessor commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

ROBERT G. HEISTERBERG has been responsible for the day-to-day management of the Portfolio and its predecessor since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.


     ----------------------------------------------------    EQ Advisors Trust

----------
54
--------------------------------------------------------------------------------


ALLIANCE GROWTH INVESTORS PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to achieve the highest total return consistent with the Adviser's determination of reasonable risk.


THE INVESTMENT STRATEGY

The Portfolio allocates varying portions of its assets to a number of asset classes. The fixed income asset class will always comprise at least 10%, but never more than 60%, of the Portfolio's total assets. The equity class will always comprise at least 40%, but never more than 90%, of the Portfolio's total assets. Over time, the Portfolio's holdings, on average, are expected to be allocated 70% to equity securities and 30% to debt securities. Actual asset mixes will be adjusted in response to economic and credit market cycles.

The Portfolio's investments in equity securities will include both exchange-traded and over-the counter common stocks and other equity securities, including foreign stocks, preferred stocks, convertible debt instruments, as well as securities issued by small-and mid-sized companies that have favorable growth prospects.

The Portfolio's debt securities may include foreign debt securities, investment grade fixed income securities (including cash and money market instruments) as well as lower quality, higher yielding debt securities (junk bonds). The Portfolio may also make use of various other investment strategies and derivatives. Up to 50% of its total assets may be used for securities lending purposes. No more than 30% of the Portfolio's assets will be invested in securities of foreign issuers.


THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

ASSET ALLOCATION RISK: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the Adviser's allocation of the Portfolio's assets between debt and equity securities may adversely affect the Portfolio's value.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment-grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than if it invested in higher-rated obligations because BBB-rated securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Other risks that relate to the Portfolio's investment in fixed income securities include:

     INTEREST RATE RISK: When interest rates rise, the value (i.e., share price and total return) of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true.

     JUNK BOND RISK: The Portfolio may invest a portion of its assets in "junk bonds" or lower-rated securities rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality. Therefore, credit risk is particularly significant for this Portfolio. Junk bonds have speculative elements or are predominantly speculative credit risks. This Portfolio may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate


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     restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

LEVERAGING RISK: When the Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in the Portfolio will be more volatile and all other risk will tend to be compounded.

SMALL CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known, held primarily by insiders or institutional investors and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; such companies have limited financial resources or may depend on a few key employees; and the products of technologies of such companies may be at a relatively early stage of development or not fully tested.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

CONVERTIBLE SECURITIES RISK: Convertible securities generally enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

SECURITIES LENDING RISK: This Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.


PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last nine calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception and compares the Portfolio's performance to: (i) the returns of a broad-based index; (ii) the returns of a "blended" index of equity and fixed income securities; and (iii) the returns of an index of funds with similar investment objectives. Past performance is not an indication of future performance.


     ----------------------------------------------------    EQ Advisors Trust

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The Portfolio's performance shown below is the performance of its predecessor registered investment company (HRT/Alliance Growth Investors Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the predecessor registered investment company (HRT/Alliance Growth Investors Portfolio) whose inception date is October 2, 1989. The assets of the predecessor will be transferred to the Portfolio on October 18, 1999.


Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.


---------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
---------------------------------

1990 ...................... 10.7%
1991 ...................... 48.8%
1992 ......................  4.9%
1993 ...................... 15.3%
1994 ...................... -3.2%
1995 ...................... 26.4%
1996 ...................... 12.6%
1997 ...................... 16.9%
1998 ...................... 19.1%


Best quarter (% and time period)    Worst quarter (% and time period)
18.16% (1998 4th Quarter)           -10.60% (1990 3rd Quarter)


--------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------
                                                             SINCE
                               ONE YEAR     FIVE YEARS     INCEPTION
--------------------------------------------------------------------
Alliance Growth Investors
  Portfolio - Class IA
  Shares                        19.13%        13.92%         16.09%
--------------------------------------------------------------------
70% S&P 500 Index/30%
  Lehman Gov't/Corp.*           22.85%        19.96%         15.55%
--------------------------------------------------------------------
S&P 500 Index*                  28.58%        24.06%         17.62%
--------------------------------------------------------------------
Lipper Flexible Portfolio
  Average*                      14.20%        14.31%         12.55%
--------------------------------------------------------------------

*  For more information on this index, see the preceding section "The
   Benchmarks."


WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolio and its predecessor (registered investment company) since the predecessor commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

ROBERT G. HEISTERBERG has been responsible for the day-to-day management of the Portfolio and its predecessor since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.

3
More information on principal risks

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Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

GENERAL INVESTMENT RISKS: Each Portfolio is subject to the following risks:

ASSET CLASS RISK: There is the possibility that the returns from the types of securities in which a Portfolio invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

MARKET RISK: Each Portfolio's share price moves up and down over the short term in reaction to stock or bond market movements. This means that you could lose money over short periods, and perhaps over longer periods during extended market downturns.

SECURITY SELECTION RISK: The Advisers for each Portfolio rely on the insights of different specialists in making investment decisions based on each Portfolio's particular investment objective(s) and investment strategies. There is the possibility that the specific securities held by a Portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the Adviser's choice of portfolio securities.

YEAR 2000 RISK: Like other mutual funds, financial and business organizations and individuals around the world, the Trust and its Portfolios could be adversely affected if the computer systems used by the Advisers, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Trust and its Portfolios are computer reliant. The Manager, Advisers, administrator, transfer agent, distributors and custodian have informed the Trust that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems and the interfaces between their respective computer systems. The Trust is also taking measures to obtain assurances from necessary persons that comparable steps are being taken by the key service providers to the Trust's Advisers, administrator, transfer agent, distributors, and custodian. There can be no assurance that the Trust and the Portfolios' key service providers will be Year 2000 compliant. If not adequately addressed, the Year 2000 Problem could result in the inability of the Trust to perform its mission critical functions, including trading and settling trades of Portfolio securities, pricing of portfolio securities and processing shareholder transactions, and the net asset value of its Portfolios' shares may be materially affected.

In addition, because the Year 2000 Problem affects virtually all issuers, the companies or entities in which the Portfolios may invest also could be adversely impacted by the Year 2000 Problem. For example, issuers may incur substantial costs to address the Year 2000 problem. The extent of such impact cannot be predicted and there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by the Portfolios. The Advisers have assured the Trust that they consider such issues in making investment decisions for the Portfolios. Furthermore, certain of the Portfolios make international investments thereby exposing these Portfolios to operations, custody and settlement processes outside the United States.


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In many countries outside the United States the Year 2000 Problem has not been adequately addressed and concerns have been raised that capital flight, among other issues, may be triggered by full disclosure of the Year 2000 Problem on countries outside the United States. Additional information on the impact of the Year 2000 Problem on emerging market countries is provided in this section, under "FOREIGN SECURITIES RISKS-EMERGING MARKET RISK."

As indicated in "Summary Information Concerning EQ Advisors Trust" and "About the Investment Portfolios," a particular Portfolio may also be subject to the following risks:

CONVERTIBLE SECURITIES RISK: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options on futures contracts. Certain Portfolios can use derivatives involving the U.S. Government and foreign government securities and currencies. Investments in derivatives can significantly increase your exposure to market risk, or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FIXED INCOME RISKS: To the extent that any of the Portfolios invest a substantial amount of its assets in fixed income securities, a Portfolio may be subject to the following risks:

     CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

     Credit risk is particularly significant for the Portfolios, such as the Alliance Growth Investors Portfolio and the Alliance High Yield Portfolio, that invest a material portion of their assets in "junk bonds" or lower-rated securities (i.e., rated BB or lower by S&P or an equivalent rating by any other NRSRO or unrated securities of similar quality). These debt securities and similar unrated securities have speculative elements or are predominantly speculative. Portfolio such as the Alliance Growth Investors Portfolio and the Alliance High Yield Portfolio may also be subject to greater credit risk because they may invest in debt securities issued in connection with corporate restructurings by highly leveraged issuers or in debt securities not current in the payment of interest or principal, or in default.

     INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in

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     bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

     MORTGAGE-BACKED SECURITIES RISK: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

     INVESTMENT GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative.

     JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade by S&P and Moody's are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered "below investment grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.

FOREIGN SECURITIES RISKS: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

     CURRENCY RISK: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

     EMERGING MARKET RISK: There are greater risks involved in investing in emerging market countries


     ----------------------------------------------------    EQ Advisors Trust

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     and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

     The YEAR 2000 PROBLEM may also be especially acute in emerging market countries. Many emerging market countries are currently lagging behind more developed countries in their Year 2000 preparedness because they lack the financial resources to undertake the necessary remedial actions. A lack of Year 2000 preparedness may adversely affect the health, security and economic well-being of emerging market countries and could, obviously, adversely affect the value of a Portfolio's investments in emerging market countries. More information on the Year 2000 Problem is provided in this section, under "GENERAL INVESTMENT RISKS-YEAR 2000 RISK."

     EURO RISK: Certain of the Portfolios invests in securities issued by European issuers. On January 1, 1999, 11 of the 15 member states of the European Monetary Union ("EMU") introduced the "Euro" as a common currency. During a three-year transitional period, the Euro will coexist with each participating state's currency and, on July 1, 2002, the Euro is expected to become the sole currency of the participating states. The introduction of the Euro will result in the redenomination of European debt and equity securities over a period of time, which may result in various legal and accounting differences and/or tax treatments that otherwise would not likely occur. During this period, the creation and implementation of suitable clearing and settlement systems and other operational problems may cause market disruptions that could adversely affect investments quoted in the Euro.

     The consequences of the Euro conversion for foreign exchange rates, interest rates and the value of European securities eligible for purchase by the Portfolios are presently unclear and it is not possible to predict the eventual impact of the Euro implementation plan on the Portfolios. There are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. The conversion may adversely affect a Portfolio if the Euro does not take effect as planned or if a participating state withdraws from the EMU. Such actions may adversely affect the value and/or increase the volatility of securities held by the Portfolios.

     POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

     REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

     TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and


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revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

INDEX-FUND RISK: The BT Equity 500 Index Portfolio is not actively managed (which involves buying and selling of securities based upon economic, financial and market analysis and investment judgment). Rather, the BT Equity 500 Index Portfolio utilizes a "passive" or "indexing" investment approach and attempts to duplicate the investment performance of the particular index the Portfolio is tracking (i.e., S&P 500 Index, Russell 2000 Index or MSCI EAFE Index) through statistical procedures. Therefore, the Portfolio will invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolio cannot modify its investment strategies to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the relevant index.

LEVERAGING RISK: When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

LIQUIDITY RISK: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, high-yield bonds, mortgage-backed securities or foreign or emerging markets securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

MONEY MARKET RISK: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the Alliance Money Market Portfolio's investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio's yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

NON-DIVERSIFICATION RISK: The Lazard Small Cap Value Portfolio is classified as a "non-diversified" investment company, which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of the non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of the Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of the Portfolio's investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater


     ----------------------------------------------------    EQ Advisors Trust


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losses than it would have had it been invested in a greater number of securities. However to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code") and receive pass through tax treatment, each Portfolio at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities of any one issuer (excluding U.S. Government obligations) and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer. Each non-diversified Portfolio intends to qualify as a RIC.

PORTFOLIO TURNOVER RISK: Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

SECURITIES LENDING RISK: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. In addition, the Alliance High Yield and Alliance Intermediate Government Securities Portfolios may each make secured loans of its portfolio securities without restriction. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

SMALL-CAP AND MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

4
Management of the Trust

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This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About The Investment Portfolios."


THE TRUST

The Trust is organized as a Delaware business trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust issues shares of beneficial interest that are currently divided among forty (40) Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this prospectus.


THE MANAGER

EQ Financial Consultants, Inc. ("EQFC"), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. The Board of Trustees of the Trust has approved a transfer to Equitable of the Trust's Investment Management Agreement with EQFC. This transfer is expected to be completed in September 1999. Upon completion of the transfer, Equitable will serve as the Manager of the Trust. However, until completion of the transfer, EQFC will continue to serve in that capacity. Equitable 1290 Avenue of the Americas, New York, New York 10104, is the indirect corporate parent of EQFC. Both EQFC and Equitable are investment advisers registered under the Investment Advisers Act of 1940, as amended, and EQFC is a broker-dealer registered under the Securities Exchange Act of 1934, as amended.

Subject to the supervision and direction of the Board of Trustees, the Manager has overall responsibility for the general management and administration of the Trust. In the exercise of that responsibility, the Manager, without obtaining shareholder approval but subject to the review and approval by the Board of Trustees, may: (i) select the Advisers for the Portfolios; (ii) enter into and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers. The Manager also monitors each Adviser's investment program and results, reviews brokerage matters, oversees compliance by the Trust with various federal and state statutes, and carries out the directives of the Board of Trustees. The Manager also supervises the provision of services by third parties such as the Trust's custodian and administrator.

The Manager has filed an application ("Substitution Application") requesting that the SEC approve the substitution of Class IA and Class IB shares of 14 new Portfolios of the Trust for the same class of shares of corresponding portfolios of The Hudson River Trust ("HRT"). Alliance Capital Management L.P. ("Alliance") will serve as Adviser for each of those 14 new Portfolios. The Substitution Application states that, with respect to those 14 new Portfolios advised by Alliance, the Manager will not use the powers granted to it under the Multi-Manager Order (i) to terminate Alliance and select a new Adviser for those Portfolios or (ii) to materially modify the Investment Advisory Agreement between the Manager and Alliance without first obtaining shareholders approval to utilize the powers granted under the Multi-Manager Order or the approval of shareholders to materially modify the Investment Advisory Agreement.

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64
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The table below shows the annual rate of the management fees (as a percentage of each Portfolio's average daily net assets) that the Manager received in 1998 for managing each of the Portfolios and the rate of the management fees waived by the Manager in 1998 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust.


MANAGEMENT FEES PAID BY THE PORTFOLIOS TO EQ FINANCIAL CONSULTANTS, INC. IN 1998


------------------------------------------------------------
                                       ANNUAL        RATE OF
                                        RATE          FEES
PORTFOLIOS                             RECEIVED      WAIVED
------------------------------------------------------------
BT Equity 500 Index                    0.00%         0.25%
------------------------------------------------------------
Lazard Small Cap Value                 0.62%         0.18%
------------------------------------------------------------
MFS Emerging Growth                    0.36%         0.19%
  Companies
------------------------------------------------------------
T. Rowe Price International Stock      0.54%         0.21%
------------------------------------------------------------

The ten (10) Portfolios listed in the table below did not commence operations during 1998. The table below shows the annual rate of the management fees (as a percentage of each Portfolio's average daily net assets) that the Manager is entitled to receive in 1999 for managing each of these Portfolios. As explained in the next section, the Portfolios listed below (except for the Portfolios for which Alliance serves as Investment Adviser) are subject to an expense limitation agreement between the Trust and Manager, which affects the rate of management fees to be received by the Manager on behalf of each Portfolio.


ANNUAL RATE OF MANAGEMENT FEES

-----------------------------------------------
PORTFOLIOS                          ANNUAL RATE
-----------------------------------------------
Alliance Aggressive Stock(1)         0.54%
-----------------------------------------------
Alliance Balanced(1)                 0.41%
-----------------------------------------------
Alliance Common Stock(1)             0.36%
-----------------------------------------------
Alliance Conservative Investors(1)   0.48%
-----------------------------------------------
Alliance Global(1)                   0.64%
-----------------------------------------------
Alliance Growth and Income(1)        0.55%
-----------------------------------------------
Alliance Growth Investors(1)         0.51%
-----------------------------------------------
Alliance High Yield(1)               0.60%
-----------------------------------------------
Alliance Intermediate Government     0.50%
  Securities(1)
-----------------------------------------------
Alliance Money Market(1)             0.35%
-----------------------------------------------


(1)The inception date for this Portfolio is October 18, 1999.



EXPENSE LIMITATION AGREEMENT

In the interest of limiting expenses of each Portfolio (except for the Portfolios for which Alliance serves as Investment Adviser), the Manager has entered into an expense limitation agreement with the Trust with respect to each Portfolio ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following rates:


EXPENSE LIMITATION RATES


---------------------------------------------------------
                                        AMOUNT EXPENSES
                                       LIMITED TO (% OF
PORTFOLIOS                             DAILY NET ASSETS)
---------------------------------------------------------
BT Equity 500 Index                           0.30%
---------------------------------------------------------
Lazard Small Cap Value                        0.95%
---------------------------------------------------------
MFS Emerging Growth Companies                 0.60%
---------------------------------------------------------
T. Rowe Price International Stock             0.95%
---------------------------------------------------------


Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be

----------
65
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made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million;
(ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five (5) fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.


THE ADVISERS

Each Portfolio has an Adviser that furnishes an investment program for the Portfolio pursuant to an investment advisory agreement with the Manager. Each Adviser makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith.

The Manager has received an exemptive order, the Multi-Manager Order, from the SEC that permits the Manager, subject to board approval and without the approval of shareholders to: (a) employ a new Adviser or Advisers for any Portfolio pursuant to the terms of a new Advisory Agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any Advisory Agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in the Prospectus.

The Manager and certain non-affiliated insurance companies (collectively, "Applicants") have filed a Substitution Application with the SEC. Applicants have included, as a term of the Substitution Application, that with respect to those Portfolios for which Alliance serves as Adviser, the Manager will not: (i) terminate Alliance and select a new Adviser for those Portfolios or (ii) materially modify the existing investment advisory agreement without first either obtaining approval of shareholders for such actions or obtaining approval of shareholders to utilize the Multi-Manager Order.

The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.


THE ADMINISTRATOR

Pursuant to an agreement, Chase Global Funds Services Company ("Administrator") assists the Manager in the performance of its administrative responsibilities to the Trust and provides the Trust with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Trust. For these services, the Trust pays the Administrator a monthly fee at the annual rate of .0525 of 1% of the total Trust assets, plus $25,000 for each Portfolio, until the total Trust assets reach $2.0 billion, and when the total Trust assets exceed $2.0 billion: .0425 of 1% of the next $0.5 billion of the total Trust assets; .035 of 1% of the next $2.0 billion of the total Trust assets; .025 of 1% of the next $1.0 billion of the total Trust assets; .015 of 1% of the next $2.5 billion of the total Trust assets; .01 of 1% of the total Trust assets in excess of $8.0 billion; provided, however, that the annual fee payable to Chase with respect


     ----------------------------------------------------    EQ Advisors Trust

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66
--------------------------------------------------------------------------------

to any Portfolio which commenced operations after July 1, 1997 and whose assets do not exceed $200 million shall be computed at the annual rate of .0525% of 1% of the Portfolio's total assets plus $25,000.


THE TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent of the Trust and receives no compensation for serving in such capacity.


BROKERAGE PRACTICES

In selecting brokers and dealers, the Manager and each Adviser may consider research and brokerage services furnished to either company and their affiliates. Subject to seeking the most favorable net price and execution available, the Manager and each Adviser may also consider sales of shares of the Trust as a factor in the selection of brokers and dealers.


BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law, the Trust may engage in securities and other transactions with entities that may be affiliated with the Manager or the Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with an affiliate of the Manager or Advisers unless pursuant to an exemptive order from the SEC. For these purposes, however, the Trust has considered this issue and believes, based upon advice of counsel, that a broker-dealer affiliate of an Adviser to one Portfolio should not be treated as an affiliate of the Adviser to another Portfolio for which such Adviser does not provide investment advice. The Trust has adopted procedures that are reasonably designed to provide that any commission it pays to affiliates of the Manager or Advisers does not exceed the usual and customary broker's commission. The Trust has also adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of the Manager or Advisers is an underwriter.

5
Fund distribution arrangements

---------
67
--------------------------------------------------------------------------------


The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. EQ Financial Consultants, Inc. ("EQFC") serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. Equitable Distributors, Inc. ("EDI") serves as the other distributor for the Class IB shares of the Trust as well as the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. EQFC and EDI are affiliates of Equitable. Both EQFC and EDI are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

6
Purchase and redemption

----
68
--------------------------------------------------------------------------------


The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust.

Net asset value per share is calculated for purchases and redemption of shares of each Portfolio by dividing the value of total Portfolio assets, less liabilities (including Trust expenses and class related expenses, which are accrued daily), by the total number of outstanding shares of that Portfolio. The net asset value per share of each Portfolio is determined each business day at 4:00 p.m. Eastern time. Net asset value per share is not calculated on days on which the New York Stock Exchange ("NYSE") is closed for trading.

Portfolios that invest a significant portion of their assets in foreign securities, may experience changes in their net asset value on days when a shareholder may not purchase or redeem shares of that Portfolio because foreign securities (other than depositary receipts) are valued at the close of business in the applicable foreign country.

All shares are purchased and redeemed in accordance with the Trust's Amended and Restated Declaration of Trust and By-Laws. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for each Portfolio. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders.

The Trust may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders. If the Board of Trustees determines that it would be detrimental to the best interest of the Trust's remaining shareholders to make payment in cash, the Trust may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

7
How assets are valued

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69
--------------------------------------------------------------------------------


Values are determined according to accepted practices and all laws and regulations that apply. The assets of each Portfolio are generally valued as follows:

o Stocks and debt securities which mature in more than 60 days are valued on the basis of market quotations.

o Foreign securities not traded directly, or in American Depository Receipts or similar form, in the United States are valued at representative quoted prices in the currency in the country of origin. Foreign currency is converted into United States dollar equivalents at current exchange rates. Because foreign markets may be open at different times than the NYSE, the value of a Portfolio's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Portfolios' foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments may be valued at their fair value.

o Short-term debt securities in the Portfolios, other than the Alliance Money Market Portfolio, which mature in 60 days or less are valued at amortized cost, which approximates market value. Securities held in the Alliance Money Market Portfolio are valued at prices based on equivalent yields or yield spreads.

o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees of the Trust using its best judgment.

8
Tax information

----------
70
--------------------------------------------------------------------------------


Each Portfolio of the Trust is a separate regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by paying dividends. Their shareholders include this income on their respective tax returns. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, calculation of income, and dividend payment requirements. Although the Trust intends that it and each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, that could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes which could reduce the investment performance of the Portfolio.

It is important for each Portfolio to maintain its federal income tax regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable federal income tax investment diversification testing rule in figuring out whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. The Administrator and the Manager therefore carefully monitor compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

9
Prior performance of each adviser

--------
71
--------------------------------------------------------------------------------


The following table provides information concerning the historical performance of another registered investment company (or series) or other institutional private accounts managed by each Adviser that has investment objectives, policies, strategies and risks substantially similar to those of the respective Portfolio(s) of the Trust for which it serves as Adviser. The data is provided to illustrate the past performance of each Adviser in managing a substantially similar investment vehicle as measured against specified market indices. This data does not represent the past performance of any of the Portfolios or the future performance of any Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio of the Trust or of its Adviser and should not confuse this performance data with performance data for each of the Trust's Portfolios, which is shown for each Portfolio under the caption "ABOUT THE INVESTMENT PORTFOLIOS."

Each Adviser's performance data shown below for other registered investment companies (or series thereof) was calculated in accordance with standards prescribed by the SEC for the calculation of average annual total return information for registered investment companies. Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. In each such instance, the share prices and investment returns will fluctuate, reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities.

The performance results for the registered investment companies presented below are subject to somewhat lower fees and expenses than the relevant Portfolios although in most instances the fees and expenses are substantially similar. In addition, holders of Contracts representing interests in the Portfolios below will be subject to charges and expenses relating to such Contracts. The performance results presented below do not reflect any insurance related expenses and would be reduced if such charges were reflected.

The investment results presented below are unaudited. For more information on the specified market indices used below, see the section "The Benchmarks."

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72
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ANNUAL RATES OF RETURN OF OTHER FUNDS OR ACCOUNTS MANAGED BY ADVISERS AS OF
12/31/98

The name of the other fund or account managed by the Adviser is shown in BOLD. The name of the Trust Portfolio is shown in (parentheses). The name of the benchmark is shown in italics.


--------------------------------------------------------------------------------------------------------------------------
                                                                   1           5          10         Since      Inception
OTHER FUND OR ACCOUNT MANAGED BY ADVISER (EQAT Portfolio)        Year        Years       Years     Inception      Date
--------------------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------------------
BT INSTITUTIONAL FUNDS - EQUITY 500 INDEX FUND - INSTITUTIONAL CLASS (BT EQUITY 500 INDEX PORTFOLIO)
                                                                 28.75%       24.05%       N/A       21.56%      12/31/92
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(1)                                                 28.57%       24.06%       N/A       21.61%
--------------------------------------------------------------------------------------------------------------------------
THE LAZARD FUNDS, INC. - LAZARD SMALL CAP PORTFOLIO (LAZARD SMALL CAP VALUE PORTFOLIO)
                                                                (12.62)%      11.45%       N/A       16.10%      10/1/91
--------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index(3)                                            (2.54)%      11.86%       N/A       13.89%
--------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH FUND(2) (MFS EMERGING GROWTH COMPANIES PORTFOLIO)
                                                                 23.56%       19.66%      22.94%                 12/29/86
--------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index(3)                                            (2.54)%      11.86%      12.94%
--------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK FUND (T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO)
                                                                 16.14%        8.87%      10.45%                  5/9/80
--------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4)                                               20.33%        9.50%       5.85%
--------------------------------------------------------------------------------------------------------------------------

(1) The S&P 500 Index ("S&P 500") is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) The results for the MFS Research Fund (Class A shares) and the MFS Emerging Growth Fund (Class B shares) do not reflect sales charges that may be imposed on the such shares.

(3) The Russell 2000 Index is an unmanaged index (with no defined investment objective) composed of approximately 2,000 small-capitalization stocks and includes reinvestments of dividends. The index does not include fees or operating expenses and is not available for actual investment. It is compiled by the Frank Russell Company.

(4) The Morgan Stanley Capital International EAFE Index ("EAFE Index") is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia and the Far East. The returns of the EAFE Index assume dividends are reinvested net of withholding tax and do not reflect any fees or operating expenses. The index is not available for actual investment.

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                      [This page intentionally left blank]





     -------------------------                               EQ Advisors Trust

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74
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10
Financial Highlights

The financial highlights table is intended to help you understand the Trust's financial performance since May 1, 1997. The Trust began to offer Class IA shares for the MFS Emerging Growth Companies Portfolio on November 24, 1998. Except for that one Portfolio, the financial information in the table below for the period May 1, 1997 to December 31, 1998 relates only to the Class IB shares. The financial information relating to both the Class IA shares and the Class IB shares has been derived from the audited financial statements of the Trust. These financial statements have been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP's report on the Trust's financial statements as of December 31, 1998 appears in the Trust's Annual Report. The information should be read in conjunction with the financial statements contained in the Trust's Annual Report which are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.


------------------------------------------------------------------------
                                                                  NET
                                                               REALIZED
                                                                  AND
                                                              UNREALIZED
                                                              GAIN (LOSS)
                                    NET ASSET                     ON
                                     VALUE,                   INVESTMENTS
                                    BEGINNING      NET        AND FOREIGN
                                       OF       INVESTMENT     CURRENCY
                                     PERIOD       INCOME     TRANSACTIONS
------------------------------------------------------------------------
BT EQUITY 500 INDEX PORTFOLIO
------------------------------------------------------------------------
  Dec. 31, 1998                       $10.00       $ 0.06        $ 2.45
------------------------------------------------------------------------
  Dec. 31, 1997                          -            -             -
------------------------------------------------------------------------
LAZARD SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------
  Dec. 31, 1998                       $10.00       $ 0.02        $(0.72)
------------------------------------------------------------------------
  Dec. 31, 1997                          -            -             -
------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES PORTFOLIO
------------------------------------------------------------------------
  Class IB Dec. 31, 1998              $11.92       $(0.03)       $ 4.15
------------------------------------------------------------------------
  Class IB Dec. 31, 1997              $10.00       $ 0.02        $ 2.21
------------------------------------------------------------------------
  Class IA Nov. 24-Dec. 31, 1998      $14.18          -          $ 1.86
------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
------------------------------------------------------------------------
  Dec 31, 1998                        $ 9.85       $ 0.06        $ 1.28
------------------------------------------------------------------------
  Dec. 31, 1997                       $10.00       $ 0.02        $(0.17)
------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                               DIVIDENDS IN
                                                  DIVIDENDS     EXCESS OF     DISTRIBUTIONS
                                    TOTAL FROM    FROM NET         NET            FROM
                                    INVESTMENT   INVESTMENT    INVESTMENT       REALIZED
                                    OPERATIONS     INCOME        INCOME          GAINS
-------------------------------------------------------------------------------------------
BT EQUITY 500 INDEX PORTFOLIO
-------------------------------------------------------------------------------------------
  Dec. 31, 1998                        $ 2.51        $(0.06)          -             -
-------------------------------------------------------------------------------------------
  Dec. 31, 1997                           -             -             -             -
-------------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------
  Dec. 31, 1998                        $(0.70)       $(0.03)          -             -
-------------------------------------------------------------------------------------------
  Dec. 31, 1997                           -             -             -             -
-------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES PORTFOLIO
-------------------------------------------------------------------------------------------
  Class IB Dec. 31, 1998               $ 4.12           -             -             -
-------------------------------------------------------------------------------------------
  Class IB Dec. 31, 1997               $ 2.23        $(0.02)          -          $(0.18)
-------------------------------------------------------------------------------------------
  Class IA Nov. 24-Dec. 31, 1998       $ 1.86           -             -             -


-------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
-------------------------------------------------------------------------------------------
  Dec 31, 1998                         $ 1.34        $(0.07)      $ (0.02)          -
-------------------------------------------------------------------------------------------
  Dec. 31, 1997                        $(0.15)          -             -             -
-------------------------------------------------------------------------------------------

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75
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
---------------------------------------------------------------------------------------
                                          DISTRIBUTIONS       TOTAL         NET ASSET
                                          IN EXCESS OF    DIVIDENDS AND   VALUE, END OF
                                         REALIZED GAINS   DISTRIBUTIONS       PERIOD
---------------------------------------------------------------------------------------
BT EQUITY 500 INDEX PORTFOLIO
---------------------------------------------------------------------------------------
  Dec. 31, 1998                                 -            $(0.06)         $12.45
---------------------------------------------------------------------------------------
  Dec. 31, 1997                                 -               -               -
---------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------
  Dec. 31, 1998                                 -            $(0.03)         $ 9.27
---------------------------------------------------------------------------------------
  Dec. 31, 1997                                 -               -               -
---------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES PORTFOLIO
---------------------------------------------------------------------------------------
  Class IB Dec. 31, 1998                        -               -            $16.04
---------------------------------------------------------------------------------------
  Class IB Dec. 31, 1997                     $(0.11)         $(0.31)         $11.92
---------------------------------------------------------------------------------------
  Class IA Nov. 24-Dec. 31, 1998                -               -            $16.04
---------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
---------------------------------------------------------------------------------------
  Dec. 31, 1998                                 -            $(0.09)         $11.10
---------------------------------------------------------------------------------------
  Dec. 31, 1997                                 -               -            $ 9.85
---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                                                                 RATIO OF
                                                                               EXPENSES TO
                                                             NET ASSETS,       AVERAGE NET
                                            TOTAL RETURN   END OF PERIOD       ASSETS AFTER
                                                (B)           (000'S)         WAIVERS (A)(C)
--------------------------------------------------------------------------------------------
BT EQUITY 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------------------
  Dec. 31, 1998                               25.14%         $224,247            0.55%
--------------------------------------------------------------------------------------------
  Dec. 31, 1997                                 -                -                 -
--------------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------
  Dec. 31, 1998                               (7.03)%        $ 51,046            1.20%
--------------------------------------------------------------------------------------------
  Dec. 31, 1997                                 -                -                 -
--------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES PORTFOLIO
--------------------------------------------------------------------------------------------
  Class IB Dec. 31, 1998                      34.57%         $461,307            0.85%(1)
--------------------------------------------------------------------------------------------
  Class IB Dec. 31, 1997                      22.42%         $ 99,317            0.85%(a)
--------------------------------------------------------------------------------------------
  Class IA Nov. 24-Dec. 31, 1998              13.12%         $  5,978            0.60%(a)(1)
--------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
--------------------------------------------------------------------------------------------
  Dec. 31, 1998                               13.68%         $134,653            1.20%
--------------------------------------------------------------------------------------------
  Dec. 31, 1997                               (1.49)%        $ 69,572            1.20%
--------------------------------------------------------------------------------------------


     -------------------------                               EQ Advisors Trust

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76
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                           RATIO OF NET             RATIO OF NET
                                              RATIO OF EXPENSES TO    INVESTMENT INCOME TO     INVESTMENT INCOME TO
                                               AVERAGE NET ASSETS      AVERAGE NET ASSETS       AVERAGE NET ASSETS       PORTFOLIO
                                             BEFORE WAIVERS (A)(C)    AFTER WAIVERS (A)(C)    BEFORE WAIVERS (A)(C)   TURNOVER RATE
-----------------------------------------------------------------------------------------------------------------------------------
**BT EQUITY 500 INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
  Dec. 31, 1998                                     0.83%                    1.22%                   0.94%                  2%
-----------------------------------------------------------------------------------------------------------------------------------
  Dec. 31, 1997                                      -                        -                       -                     -
-----------------------------------------------------------------------------------------------------------------------------------
**LAZARD SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
  Dec. 31, 1998                                     1.54%                    0.52%                   0.18%                 21%
-----------------------------------------------------------------------------------------------------------------------------------
  Dec. 31, 1997                                      -                        -                       -                    -
-----------------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
  Class IB Dec. 31, 1998                            1.04%(1)                (0.30)%(1)              (0.49)%(1)             79%
-----------------------------------------------------------------------------------------------------------------------------------
  Class IB Dec. 31, 1997                            1.82%(a)                 0.61%(a)               (0.36)%(a)            116%
-----------------------------------------------------------------------------------------------------------------------------------
  Class IA Nov. 24-Dec. 31, 1998                    0.79%(a)(1)             (0.05)%(a)(1)           (0.24)%(a)(1)          79%
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
  Dec. 31, 1998                                     1.40%                    0.67%                   0.47%                 22%
-----------------------------------------------------------------------------------------------------------------------------------
  Dec. 31, 1997                                     2.56%                    0.45%                  (0.91)%                17%
-----------------------------------------------------------------------------------------------------------------------------------

** Commencement of operations for the Lazard Small Cap Value Portfolio, and BT Equity 500 Index Portfolio was January 1, 1998.

(a)   Annualized.

(b) Total return calculated for a period of less than one year is not annualized.

(c) For further information concerning fee waivers, see the section entitled "Expense Limitation Agreement" in the Prospectus.

(1) Reflects overall fund ratios for investment income and non-class specific expense.

SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(A)

--------
77
--------------------------------------------------------------------------------



The financial highlights table below is intended to help you understand the financial performance for ten (10) of the Portfolios that are advised by Alliance for the past five (5) years (or, if shorter, the period of the Portfolio's operations). The financial information relating to both the Class A shares and the Class IB shares for those ten (10) Portfolios has been derived from the audited financial statements of HRT for the year ended December 31, 1998. The Class IA shares and the Class IB shares of each HRT Portfolio listed below will be substituted for Class IA and Class IB shares of the corresponding Portfolio of the Trust and the assets and liabilities of the respective HRT Portfolio will be transferred to its corresponding Portfolio of the Trust on or about October 18, 1999. These financial statements have been audited by PricewaterhouseCoopers LLP, independent accountants. PricewaterhouseCoopers LLP's report on HRT's financial statements as of December 31, 1998 appears in HRT's Annual Report. The information should be read in conjunction with the financial statements contained in HRT's Annual Report which are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.


ALLIANCE AGGRESSIVE STOCK PORTFOLIO:


                                                                                   CLASS IA
                                                  ---------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------
                                                        1998           1997           1996           1995            1994
                                                  -------------- -------------- -------------- -------------- ---------------
Net asset value, beginning of
  period (b) ....................................   $   36.22      $   35.85      $   35.68      $   30.63       $   31.89
                                                    ---------      ---------      ---------      ---------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.09           0.04           0.09           0.10            0.04
  Net realized and unrealized gain (loss) on
   investments ..................................       (0.28)          3.71           7.52           9.54           (1.26)
                                                    ---------      ---------      ---------      ---------       ---------
  Total from investment operations ..............       (0.19)          3.75           7.61           9.64           (1.22)
                                                    ---------      ---------      ---------      ---------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........       (0.16)         (0.05)         (0.09)         (0.10)          (0.04)
  Dividends in excess of net investment
   income .......................................           -              -          (0.00)             -               -
  Distributions from realized gains .............       (1.72)         (3.33)         (7.33)         (4.49)              -
  Distributions in excess of realized gains .....           -              -          (0.02)             -               -
  Tax return of capital distributions ...........           -              -              -              -           (0.00)
                                                    ---------      ----------     ---------     ----------      ----------
  Total dividends and distributions .............       (1.88)         (3.38)         (7.44)         (4.59)          (0.04)
                                                    ---------      ----------     ---------     ----------      ----------
Net asset value, end of period ..................   $   34.15      $    36.22      $  35.85      $   35.68       $   30.63
                                                    ---------      ----------     ---------     ----------      ----------
Total return (c) ................................        0.29%          10.94%        22.20%         31.63%          (3.81)%
                                                    ---------      ----------     ---------     ----------      ----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $4,346,907     $4,589,771    $3,865,256     $2,700,515      $1,832,164
Ratio of expenses to average net assets .........         0.56%          0.54%         0.48%          0.49%           0.49%
Ratio of net investment income (loss) to
  average net assets ............................         0.24%          0.11%         0.24%          0.28%           0.12%
Portfolio turnover rate .........................          105%           123%          108%           127%             92%


                                                                   CLASS IB
                                                  -----------------------------------------
                                                         YEAR ENDED            OCTOBER 2,
                                                        DECEMBER 31,            1996 TO
                                                  ------------------------   DECEMBER 31,
                                                       1998        1997          1996
                                                  ------------ ----------- -----------------
Net asset value, beginning of
  period (b) ....................................   $ 36.13      $ 35.83      $  37.28
                                                    -------      -------      --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................      0.01        (0.11)        (0.01)
  Net realized and unrealized gain (loss) on
   investments ..................................     (0.29)        3.77          0.85
                                                    -------      -------      --------
  Total from investment operations ..............     (0.28)        3.66          0.84
                                                    -------      -------      --------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........     (0.12)       (0.03)            -
  Dividends in excess of net investment
   income .......................................         -            -         (0.02)
  Distributions from realized gains .............     (1.72)       (3.33)        (0.23)
  Distributions in excess of realized gains .....         -            -         (2.04)
  Tax return of capital distributions ...........         -            -             -
                                                    -------      -------      --------
  Total dividends and distributions .............     (1.84)       (3.36)        (2.29)
                                                    -------      -------      --------
Net asset value, end of period ..................   $ 34.01      $ 36.13      $  35.83
                                                    -------      -------      --------
Total return (c) ................................      0.05%       10.66%         2.32%
                                                    -------      -------      --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............  $153,782      $73,486          $613
Ratio of expenses to average net assets .........      0.82%        0.81%         0.73%(d)
Ratio of net investment income (loss) to
  average net assets ............................      0.02%      (0.28)%        (0.10)%(d)
Portfolio turnover rate .........................       105%        123%           108%


                             -------------------------  EQ Advisors Trust

-------
78
--------------------------------------------------------------------------------


ALLIANCE BALANCED PORTFOLIO:


                                                                                   CLASS IA
                                                  ---------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------
                                                        1998          1997           1996           1995            1994
                                                  -------------- -------------- -------------- -------------- ---------------
Net asset value, beginning of
  period (b) ....................................   $   17.58      $   16.64      $   16.76      $   14.87       $   16.67
                                                    ---------      ---------      ---------      ---------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.56           0.58           0.53           0.54            0.45
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................        2.54           1.86           1.31           2.36           (1.78)
                                                    ---------      ---------      ---------      ---------       ---------
  Total from investment operations ..............        3.10           2.44           1.84           2.90           (1.33)
                                                    ---------      ---------      ---------      ---------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........       (0.50)         (0.59)         (0.53)         (0.54)          (0.44)
  Dividends in excess of net investment
   income .......................................           -              -              -              -           (0.03)
  Distributions from realized gains .............       (1.67)         (0.91)         (1.40)         (0.47)              -
  Distributions in excess of realized gains .....           -              -          (0.03)             -               -
  Tax return of capital distributions ...........           -              -              -              -           (0.00)
                                                    ---------      ----------     ----------     ----------      ---------
  Total dividends and distributions .............       (2.17)         (1.50)         (1.96)         (1.01)          (0.47)
                                                    ---------      ----------     ----------     ----------      ---------
Net asset value, end of period ..................   $    8.51      $   17.58      $   16.64      $   16.76       $   14.87
                                                    ---------      ----------     ----------     ----------      ---------
Total return (c) ................................       18.11%         15.06%         11.68%         19.75%          (8.02)%
                                                    ---------      ----------     ----------     ----------      ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............  $1,936,429     $1,724,089     $1,637,856     $1,523,142      $1,329,820
Ratio of expenses to average net assets .........        0.45%          0.45%          0.41%          0.40%           0.39%
Ratio of net investment income to average
  net assets ....................................        3.00%          3.30%          3.15%          3.33%           2.87%
Portfolio turnover rate .........................          95%           146%           177%           186%            115%


                                                       CLASS IB
                                                  ---------------
                                                     JULY 8, 1998
                                                         TO
                                                    DECEMBER 31,
                                                        1998
                                                  ---------------
Net asset value, beginning of
  period (b) ....................................   $   19.48
                                                    ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.24
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................        0.66
                                                    ---------
  Total from investment operations ..............        0.90
                                                    ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........       (0.20)
  Dividends in excess of net investment
   income .......................................           -
  Distributions from realized gains .............       (1.67)
  Distributions in excess of realized gains .....           -
  Tax return of capital distributions ...........           -
                                                    ---------
  Total dividends and distributions .............       (1.87)
                                                    ---------
Net asset value, end of period ..................   $   18.51
                                                    ---------
Total return (c) ................................        4.92%
                                                    ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $      10
Ratio of expenses to average net assets .........        0.70%(d)
Ratio of net investment income to average
  net assets ....................................        2.65%(d)
Portfolio turnover rate .........................          95%

-------
79
--------------------------------------------------------------------------------


ALLIANCE COMMON STOCK PORTFOLIO:


                                                                                    CLASS IA
                                                  ----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------
                                                         1998           1997           1996           1995            1994
                                                  --------------- -------------- -------------- -------------- ---------------
Net asset value, beginning of
  period (b) ....................................   $    21.61      $   18.23      $   16.48      $   13.36       $   14.65
                                                    ----------      ---------      ---------      ---------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................         0.18           0.14           0.15           0.20            0.20
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................         5.99           5.12           3.73           4.12           (0.51)
                                                    ----------      ---------      ---------      ---------       ---------
  Total from investment operations ..............         6.17           5.26           3.88           4.32           (0.31)
                                                    ----------      ---------      ---------      ---------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........        (0.15)         (0.11)         (0.15)         (0.20)          (0.19)
  Dividends in excess of net investment
   income .......................................            -              -              -          (0.02)          (0.01)
  Distributions from realized gains .............        (3.28)         (1.77)         (1.76)         (0.95)          (0.77)
  Distributions in excess of realized gains .....            -              -          (0.22)         (0.03)              -
  Tax return of capital distributions ...........            -              -              -              -           (0.01)
                                                    ----------     ----------     ----------     ----------       ---------
  Total dividends and distributions .............        (3.43)         (1.88)         (2.13)         (1.20)          (0.98)
                                                    ----------     ----------     ----------     ----------       ---------
Net asset value, end of period ..................   $    24.35      $   21.61      $   18.23      $   16.48       $   13.36
                                                    ----------     ----------     ----------     ----------       ---------
Total return (c) ................................        29.39%         29.40%         24.28%         32.45%          (2.14)%
                                                    ----------     ----------     ----------     ----------       ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............  $12,061,977     $9,331,994     $6,625,390     $4,879,677      $3,466,245
Ratio of expenses to average net assets .........         0.39%          0.39%          0.38%          0.38%           0.38%
Ratio of net investment income to average
  net assets ....................................         0.75%          0.69%          0.85%          1.27%           1.40%
Portfolio turnover rate .........................           46%            52%            55%            61%             52%


                                                                   CLASS IB
                                                  ------------------------------------------
                                                         YEAR ENDED             OCTOBER 2,
                                                        DECEMBER 31,             1996 TO
                                                  -------------------------   DECEMBER 31,
                                                       1998         1997          1996
                                                  ------------ ------------ ----------------
Net asset value, beginning of
  period (b) ....................................   $ 21.58      $ 18.22       $   17.90
                                                    -------      -------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................      0.10         0.10            0.02
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................      6.00         5.11            1.52
                                                    -------      -------       ---------
  Total from investment operations ..............      6.10         5.21            1.54
                                                    -------      -------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........     (0.10)       (0.08)          (0.00)
  Dividends in excess of net investment
   income .......................................         -            -           (0.03)
  Distributions from realized gains .............     (3.28)       (1.77)          (0.16)
  Distributions in excess of realized gains .....         -            -           (1.03)
  Tax return of capital distributions ...........         -            -               -
                                                    -------     --------       ---------
  Total dividends and distributions .............     (3.38)       (1.85)          (1.22)
                                                    -------     --------       ---------
Net asset value, end of period ..................   $ 24.30      $ 21.58       $   18.22
                                                    -------     --------       ---------
Total return (c) ................................     29.06%       29.07%          8.49%
                                                    -------     --------       ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............  $834,144     $228,780          $1,244
Ratio of expenses to average net assets .........      0.64%        0.64%           0.63%(d)
Ratio of net investment income to average
  net assets ....................................      0.44%        0.46%           0.61%(d)
Portfolio turnover rate .........................        46%          52%             55%


                            -------------------------  EQ Advisors Trust

-------
80
--------------------------------------------------------------------------------


ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:



                                                                              CLASS IA
                                                  ----------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                       1998        1997         1996         1995         1994
                                                  ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of
  period (b) ....................................   $ 11.89      $ 11.29      $ 11.52      $ 10.15       $ 11.12
                                                    -------      -------      -------      -------       -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................      0.49         0.49         0.50         0.60          0.55
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................      1.12         0.97         0.07         1.43         (1.00)
                                                    -------      -------      -------      -------       -------
  Total from investment operations ..............      1.61         1.46         0.57         2.03         (0.45)
                                                    -------      -------      -------      -------       -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........     (0.48)       (0.49)       (0.51)       (0.59)        (0.52)
  Distributions from realized gains .............     (0.70)       (0.37)       (0.27)       (0.07)            -
  Distributions in excess of realized gains .....         -            -        (0.02)           -             -
                                                    -------      -------      -------      -------       -------
  Total dividends and distributions .............     (1.18)       (0.86)       (0.80)       (0.66)        (0.52)
                                                    -------      -------      -------      -------       -------
Net asset value, end of period ..................   $ 12.32      $ 11.89      $ 11.29      $ 11.52       $ 10.15
                                                    -------      -------      -------      -------       -------
Total return (c) ................................     13.88%       13.25%        5.21%       20.40%        (4.10)%
                                                    -------      -------      -------      -------       -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............  $355,441     $307,847     $282,402     $252,101      $173,691
Ratio of expenses to average net assets .........      0.53%        0.57%        0.61%        0.59%         0.59%
Ratio of net investment income to average
  net assets ....................................      3.99%        4.17%        4.48%        5.48%         5.22%
Portfolio turnover rate .........................       103%         206%         181%         287%          228%


                                                             CLASS IB
                                                  -----------------------------
                                                        YEAR          MAY 1,
                                                       ENDED         1997 TO
                                                   DECEMBER 31,   DECEMBER 31,
                                                       1998           1997
                                                  -------------- --------------
Net asset value, beginning of
  period (b) ....................................    $ 11.88        $ 11.29
                                                     -------        -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................       0.46           0.31
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................       1.12           1.01
                                                     -------        -------
  Total from investment operations ..............       1.58           1.32
                                                     -------        -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........      (0.45)         (0.36)
  Distributions from realized gains .............      (0.70)         (0.37)
  Distributions in excess of realized gains .....          -              -
                                                     -------        -------
  Total dividends and distributions .............      (1.15)         (0.73)
                                                     -------        -------
Net asset value, end of period ..................    $ 12.31        $ 11.88
                                                     -------        -------
Total return (c) ................................      13.60%         11.84%
                                                     -------        -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............    $32,653         $5,694
Ratio of expenses to average net assets .........       0.78%          0.80%(d)
Ratio of net investment income to average
  net assets ....................................       3.68%          3.82%(d)
Portfolio turnover rate .........................        103%           206%

-------
81
--------------------------------------------------------------------------------


ALLIANCE GLOBAL PORTFOLIO:


                                                                                CLASS IA
                                                  --------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                        1998           1997         1996         1995         1994
                                                  -------------- -------------- ------------ ------------ ------------
Net asset value, beginning of
  period (b) ....................................   $   17.29      $   16.92      $ 15.74      $ 13.87      $ 13.62
                                                    ---------      ---------      -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.14           0.17         0.21         0.26         0.20
  Net realized and unrealized gain on
   investments and foreign currency
   transactions .................................        3.56           1.75         2.05         2.32         0.52
                                                    ---------      ---------      -------      -------      -------
  Total from investment operations ..............        3.70           1.92         2.26         2.58         0.72
                                                    ---------      ---------      -------      -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........       (0.22)         (0.36)       (0.21)       (0.25)       (0.17)
  Dividends in excess of net investment
   income .......................................           -              -        (0.08)           -            -
  Distributions from realized gains .............       (1.31)         (1.19)       (0.79)       (0.42)       (0.28)
  Distributions in excess of realized gains .....           -              -            -        (0.03)       (0.00)
  Tax return of capital distributions ...........           -              -        (0.00)       (0.01)       (0.02)
                                                    ---------      ---------      -------      -------      -------
  Total dividends and distributions .............       (1.53)         (1.55)       (1.08)       (0.71)       (0.47)
                                                    ---------      ---------      -------      -------      -------
Net asset value, end of period ..................   $   19.46      $   17.29      $ 16.92      $ 15.74      $ 13.87
                                                    ---------      ---------      -------      -------      -------
Total return (c) ................................       21.80%         11.66%       14.60%       18.81%        5.23%
                                                    ---------      ---------      -------      -------      -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............  $1,360,220     $1,203,867     $997,041     $686,140     $421,698
Ratio of expenses to average net assets .........        0.71%          0.69%        0.60%        0.61%        0.69%
Ratio of net investment income to average
  net assets ....................................        0.72%          0.97%        1.28%        1.76%        1.41%
Portfolio turnover rate .........................         105%            57%          59%          67%          71%


                                                                  CLASS IB
                                                  ---------------------------------------
                                                        YEAR ENDED           OCTOBER 2,
                                                       DECEMBER 31,           1996 TO
                                                  -----------------------  DECEMBER 31,
                                                      1998        1997         1996
                                                  ----------- ----------- ---------------
Net asset value, beginning of
  period (b) ....................................   $ 17.27     $ 16.91      $ 16.57
                                                    -------     -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................      0.08        0.12         0.02
  Net realized and unrealized gain on
   investments and foreign currency
   transactions .................................      3.56        1.76         0.81
                                                    -------     -------      -------
  Total from investment operations ..............      3.64        1.88         0.83
                                                    -------     -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........     (0.19)      (0.33)           -
  Dividends in excess of net investment
   income .......................................          -          -        (0.11)
  Distributions from realized gains .............     (1.31)      (1.19)       (0.10)
  Distributions in excess of realized gains .....          -          -        (0.28)
  Tax return of capital distributions ...........          -          -        (0.00)
                                                    -------     -------      -------
  Total dividends and distributions .............     (1.50)      (1.52)       (0.49)
                                                    -------     -------      -------
Net asset value, end of period ..................   $ 19.41     $ 17.27      $ 16.91
                                                    -------     -------      -------
Total return (c) ................................     21.50%      11.38%        4.98%
                                                    -------     -------      -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $47,982     $21,520         $290
Ratio of expenses to average net assets .........      0.96%       0.97%        0.86%(d)
Ratio of net investment income to average
  net assets ....................................      0.41%       0.67%        0.48%(d)
Portfolio turnover rate .........................       105%         57%          59%


                              -------------------------  EQ Advisors Trust

------
82
--------------------------------------------------------------------------------


ALLIANCE GROWTH AND INCOME PORTFOLIO:


                                                                            CLASS IA
                                                 -------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                      1998        1997         1996         1995      1994
                                                 ------------ ------------ ------------ ----------- ----------
Net asset value, beginning of
  period (b) ...................................   $ 15.38      $ 13.01      $ 11.70      $ 9.70     $  9.95
                                                   -------      -------      -------      ------     -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.06         0.15         0.24        0.33        0.31
  Net realized and unrealized gain (loss) on
   investments .................................      3.08         3.30         2.05        1.97       (0.36)
                                                   -------      -------      -------      ------     -------
  Total from investment operations .............      3.14         3.45         2.29        2.30       (0.05)
                                                   -------      -------      -------      ------     -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........     (0.05)       (0.15)       (0.23)      (0.30)      (0.20)
  Distributions from realized gains ............     (1.48)       (0.93)       (0.75)          -           -
                                                   -------      -------      -------      ------     -------
  Total dividends and distributions ............     (1.53)       (1.08)       (0.98)      (0.30)      (0.20)
                                                   -------      -------      -------      ------     -------
Net asset value, end of period .................   $ 16.99      $ 15.38      $ 13.01      $11.70     $  9.70
                                                   -------      -------      -------      ------     -------
Total return (c) ...............................     20.86%       26.90%       20.09%      24.07%      (0.58)%
                                                   -------      -------      -------      ------     -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............  $877,744     $555,059     $232,080     $98,053     $31,522
Ratio of expenses to average net assets ........      0.58%        0.58%        0.58%       0.60%       0.78%
Ratio of net investment income to average
  net assets ...................................      0.38%        0.99%        1.94%       3.11%       3.13%
Portfolio turnover rate ........................        74%          79%          88%         65%         52%


                                                            CLASS IB
                                                 ------------------------------
                                                       YEAR       MAY 1, 1997
                                                      ENDED           TO
                                                  DECEMBER 31,   DECEMBER 31,
                                                      1998           1997
                                                 -------------- ---------------
Net asset value, beginning of
  period (b) ...................................    $ 15.36        $  13.42
                                                    -------        --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................       0.03            0.05
  Net realized and unrealized gain (loss) on
   investments .................................       3.07            2.91
                                                    -------        --------
  Total from investment operations .............       3.10            2.96
                                                    -------        --------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........      (0.03)          (0.09)
  Distributions from realized gains ............      (1.48)          (0.93)
                                                    -------        --------
  Total dividends and distributions ............      (1.51)          (1.02)
                                                    -------        --------
Net asset value, end of period .................    $ 16.95        $  15.36
                                                    -------        --------
Total return (c) ...............................      20.56%          22.41%
                                                    -------        --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............   $120,558         $32,697
Ratio of expenses to average net assets ........       0.83%           0.83%(d)
Ratio of net investment income to average
  net assets ...................................       0.17%           0.43%(d)
Portfolio turnover rate ........................         74%             79%

-------
83
--------------------------------------------------------------------------------

ALLIANCE GROWTH INVESTORS PORTFOLIO:


                                                                                 CLASS IA
                                                  -----------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                        1998          1997           1996          1995         1994
                                                  -------------- -------------- -------------- ------------ -------------
Net asset value, beginning of
  period (b) ....................................   $   18.55      $   17.20      $   17.68      $ 14.66       $ 15.61
                                                    ---------      ---------      ---------      -------       -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.41           0.41           0.40         0.57          0.50
  Net realized and unrealized gain (loss) on
   on investments and foreign currency
   transactions .................................        3.03           2.43           1.66         3.24         (0.98)
                                                    ---------      ---------      ---------      -------       -------
  Total from investment operations ..............        3.44           2.84           2.06         3.81         (0.48)
                                                    ---------      ---------      ---------      -------       -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........       (0.41)         (0.46)         (0.40)       (0.54)        (0.46)
  Dividends in excess of net investment
   income .......................................           -              -          (0.03)       (0.01)        (0.01)
  Distributions from realized gains .............       (1.71)         (1.03)         (2.10)       (0.24)            -
  Distributions in excess of realized gains .....           -              -          (0.01)           -             -
                                                    ---------      ---------      ---------      -------       -------
  Total dividends and distributions .............       (2.12)         (1.49)         (2.54)       (0.79)        (0.47)
                                                    ---------      ---------      ---------      -------       -------
Net asset value, end of period ..................   $   19.87      $   18.55      $   17.20      $ 17.68       $ 14.66
                                                    ---------      ---------      ---------      -------       -------
Total return (c) ................................       19.13%         16.87%         12.61%       26.37%        (3.15)%
                                                    ---------      ---------      ---------      -------       -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $1,963,074    $1,630,389     $1,301,643     $896,134      $492,478
Ratio of expenses to average net assets .........         0.55%         0.57%          0.57%        0.56%         0.59%
Ratio of net investment income to average
  net assets ....................................         2.10%         2.18%          2.31%        3.43%         3.32%
Portfolio turnover rate .........................          102%          121%           190%         107%          131%


                                                                   CLASS IB
                                                  ---------------------------------------
                                                        YEAR ENDED           OCTOBER 2,
                                                       DECEMBER 31,           1996 TO
                                                  -----------------------  DECEMBER 31,
                                                      1998        1997         1996
                                                  ----------- ----------- ---------------
Net asset value, beginning of
  period (b) ....................................   $ 18.52     $ 17.19      $ 16.78
                                                    -------     -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................      0.36        0.36         0.07
  Net realized and unrealized gain (loss) on
   on investments and foreign currency
   transactions .................................      3.03        2.43         0.71
                                                    -------     -------      -------
  Total from investment operations ..............      3.39        2.79         0.78
                                                    -------     -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........     (0.36)      (0.43)       (0.02)
  Dividends in excess of net investment
   income .......................................         -           -        (0.09)
  Distributions from realized gains .............     (1.71)      (1.03)       (0.02)
  Distributions in excess of realized gains .....         -           -        (0.24)
                                                    -------     -------      -------
  Total dividends and distributions .............     (2.07)      (1.46)       (0.37)
                                                    -------     -------      -------
Net asset value, end of period ..................   $ 19.84     $ 18.52      $ 17.19
                                                    -------     -------      -------
Total return (c) ................................     18.83%      16.58%        4.64%
                                                    -------     -------      -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $92,027     $35,730         $472
Ratio of expenses to average net assets .........      0.80%       0.82%        0.84%(d)
Ratio of net investment income to average
  net assets ....................................      1.85%       1.88%        1.69%(d)
Portfolio turnover rate .........................       102%        121%         190%


                              -------------------------  EQ Advisors Trust

-------
84
--------------------------------------------------------------------------------


ALLIANCE HIGH YIELD PORTFOLIO:


                                                                              CLASS IA
                                                  ----------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                        1998         1997         1996       1995        1994
                                                  ------------- ------------ ------------ ---------- -----------
Net asset value, beginning of period (b) ........    $ 10.41      $ 10.02      $  9.64      $  8.91     $ 10.08
                                                     -------      -------      -------      -------     -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................       1.07         1.04         1.02         0.98        0.89
  Net realized and unrealized gain (loss) on
   investments ..................................      (1.56)        0.75         1.07         0.73       (1.17)
                                                     -------      -------      -------      -------     -------
  Total from investment operations ..............      (0.49)        1.79         2.09         1.71       (0.28)
                                                     -------      -------      -------      -------     -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........      (1.03)       (0.97)       (0.98)       (0.94)      (0.88)
  Dividends in excess of net investment
   income .......................................          -            -        (0.03)       (0.04)      (0.01)
  Distributions from realized gains .............      (0.18)       (0.43)       (0.70)           -           -
  Distributions in excess of realized gains .....          -            -            -            -           -
                                                     -------      -------      -------      -------     -------
  Total dividends and distributions .............      (1.21)       (1.40)       (1.71)       (0.98)      (0.89)
                                                     -------      -------      -------      -------     -------
Net asset value, end of period ..................    $  8.71      $ 10.41      $ 10.02      $  9.64     $  8.91
                                                     -------      -------      -------      -------     -------
Total return (c) ................................      (5.15)%      18.48%       22.89%       19.92%      (2.79)%
                                                     -------      -------      -------      -------     -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............    $405,308    $355,473     $199,360     $118,129     $73,895
Ratio of expenses to average net assets .........       0.63%        0.62%        0.59%        0.60%        0.61%
Ratio of net investment income to average
  net assets ....................................      10.67%        9.82%        9.93%       10.34%        9.23%
Portfolio turnover rate .........................        181%         390%         485%         350%         248%


                                                                   CLASS IB
                                                  ------------------------------------------
                                                         YEAR ENDED             OCTOBER 2,
                                                        DECEMBER 31,             1996 TO
                                                  -------------------------   DECEMBER 31,
                                                        1998        1997          1996
                                                  ------------- ----------- ----------------
Net asset value, beginning of period (b) ........    $ 10.39      $ 10.01      $   10.25
                                                     -------      -------      ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................       1.04         1.05           0.19
  Net realized and unrealized gain (loss) on
   investments ..................................      (1.56)        0.71           0.15
                                                     -------      -------      ---------
  Total from investment operations ..............      (0.52)        1.76           0.34
                                                     -------      -------      ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........      (1.00)       (0.95)         (0.03)
  Dividends in excess of net investment
   income .......................................          -            -          (0.25)
  Distributions from realized gains .............      (0.18)       (0.43)         (0.01)
  Distributions in excess of realized gains .....          -            -          (0.29)
                                                     -------      -------      ---------
  Total dividends and distributions .............      (1.18)       (1.38)         (0.58)
                                                     -------      -------      ---------
Net asset value, end of period ..................    $  8.69      $ 10.39      $   10.01
                                                     -------      -------      ---------
Total return (c) ................................      (5.38)%      18.19%          3.32%
                                                     -------      -------      ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $207,042      $66,338           $685
Ratio of expenses to average net assets .........       0.88%        0.88%          0.82%(d)
Ratio of net investment income to average
  net assets ....................................      10.60%        9.76%          8.71%(d)
Portfolio turnover rate .........................        181%         390%           485%

-------
85
--------------------------------------------------------------------------------


ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(E):


                                                                           CLASS IA
                                                 ------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------------
                                                      1998         1997         1996        1995      1994
                                                 ------------ ------------ ----------- ----------- ----------
Net asset value, beginning of
  period (b) ...................................   $  9.44      $  9.29      $ 9.47      $ 8.87      $ 10.08
                                                   -------      -------      ------      ------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.50         0.53        0.54        0.58         0.65
  Net realized and unrealized gain (loss) on
   investments .................................      0.21         0.13       (0.19)       0.57        (1.08)
                                                   -------      -------      ------      ------      -------
  Total from investment operations .............      0.71         0.66        0.35        1.15        (0.43)
                                                   -------      -------      ------      ------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........     (0.48)       (0.51)      (0.53)      (0.55)       (0.78)
                                                   -------      -------      ------      -------     -------
Net asset value, end of period .................   $  9.67      $  9.44      $ 9.29      $ 9.47      $  8.87
                                                   -------      -------      ------      ------      -------
Total return (c) ...............................      7.74%        7.29%       3.78%      13.33%       (4.37)%
                                                   -------      -------      ------      ------      -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............  $153,383     $115,114     $88,384     $71,780     $48,518
Ratio of expenses to average net assets ........      0.55%        0.55%       0.56%       0.57%       0.56%
Ratio of net investment income to average
  net assets ...................................      5.21%        5.61%       5.73%       6.15%       6.75%
Portfolio turnover rate ........................       539%         285%        318%        255%        133%


                                                            CLASS IB
                                                 -------------------------------
                                                        YEAR       MAY 1, 1997
                                                      ENDED            TO
                                                  DECEMBER 31,    DECEMBER 31,
                                                      1998            1997
                                                 -------------- ----------------
Net asset value, beginning of
  period (b) ...................................    $ 9.43         $    9.27
                                                    ------         ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.47              0.32
  Net realized and unrealized gain (loss) on
   investments .................................      0.22              0.22
                                                    ------         ---------
  Total from investment operations .............      0.69              0.54
                                                    ------         ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........     (0.46)            (0.38)
                                                    ------         ---------
Net asset value, end of period .................    $ 9.66         $    9.43
                                                    ------         ---------
Total return (c) ...............................      7.48%            5.83%
                                                    ------         ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............   $30,898           $5,052
Ratio of expenses to average net assets ........      0.80%            0.81%(d)
Ratio of net investment income to average
  net assets ...................................      4.87%            5.15%(d)
Portfolio turnover rate ........................       539%             285%


                            -------------------------   EQ Advisors Trust

--------
86
--------------------------------------------------------------------------------


ALLIANCE MONEY MARKET PORTFOLIO:


                                                                             CLASS IA
                                                 ----------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                     1998         1997         1996         1995         1994
                                                 ----------------------------------------------------------------
Net asset value, beginning of period (b) .......   $ 10.18      $ 10.17      $ 10.16      $ 10.14      $ 10.12
                                                   -------      -------      -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.53         0.54         0.54         0.57         0.41
  Net realized and unrealized gain (loss) on
   investments .................................         -            -        (0.01)           -            -
                                                   -------      -------      -------      -------      -------
  Total from investment operations .............      0.53         0.54         0.53         0.57         0.41
                                                   -------      -------      -------      -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........     (0.49)       (0.53)       (0.52)       (0.55)       (0.39)
  Dividends in excess of net investment
   income ......................................         -            -            -            -            -
                                                   -------      -------      -------      -------      -------
  Total dividends and distributions ............     (0.49)       (0.53)       (0.52)       (0.55)       (0.39)
                                                   -------      -------      -------      -------      -------
Net asset value, end of period .................   $ 10.22      $ 10.18      $ 10.17      $ 10.16      $ 10.14
                                                   -------      -------      -------      -------      -------
Total return (c) ...............................      5.34%        5.42%        5.33%        5.74%        4.02%
                                                   -------      -------      -------      -------      -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............  $723,311     $449,960     $463,422     $386,691     $325,391
Ratio of expenses to average net assets ........      0.37%        0.39%        0.43%        0.44%        0.42%
Ratio of net investment income to average
  net assets ...................................      5.13%        5.28%        5.17%        5.53%        4.01%


                                                                  CLASS IB
                                                 ------------------------------------------
                                                        YEAR ENDED             OCTOBER 2,
                                                       DECEMBER 31,             1996 TO
                                                 -------------------------   DECEMBER 31,
                                                     1998         1997          1996
-------------------------------------------------------------------------------------------
Net asset value, beginning of
  period (b) ...................................   $ 10.17      $ 10.16        $ 10.16
                                                   -------      -------        -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.49         0.52           0.11
  Net realized and unrealized gain (loss) on
   investments .................................      0.02            -           0.01
                                                   -------      -------        -------
  Total from investment operations .............      0.51         0.52           0.12
                                                   -------      -------        -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........     (0.47)       (0.51)         (0.02)
  Dividends in excess of net investment
   income ......................................         -            -          (0.10)
                                                   -------      -------        -------
  Total dividends and distributions ............     (0.47)       (0.51)         (0.12)
                                                   -------      -------        -------
Net asset value, end of period .................   $ 10.21      $ 10.17        $ 10.16
                                                   -------      -------        -------
Total return (c) ...............................      5.08%        5.16%          1.29%
                                                   -------      -------        -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............  $386,718     $123,675         $3,184
Ratio of expenses to average net assets ........      0.62%        0.63%          0.67%(d)
Ratio of net investment income to average
  net assets ...................................      4.82%        5.02%          4.94%(d)

--------
87
--------------------------------------------------------------------------------

----------
(a) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(b) Date as of which funds were first allocated to the Portfolios are as follows:

     Class IA:
     Alliance Common Stock Portfolio-June 16, 1975
     Alliance Money Market Portfolio-July 13, 1981
     Alliance Balanced Portfolio-January 27, 1986
     Alliance Aggressive Stock Portfolio-January 27, 1986
     Alliance High Yield Portfolio-January 2, 1987
     Alliance Global Portfolio-August 27, 1987
     Alliance Conservative Investors Portfolio-October 2, 1989
     Alliance Growth Investors Portfolio-October 2, 1989
     Alliance Intermediate Government Securities Portfolio-April 1, 1991 Alliance Growth and Income Portfolio-October 1, 1993

     Class IB:
     Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios-October 2, 1996.
     Alliance Intermediate Government Securities, Alliance Growth and Income, and Alliance Conservative Investors Portfolio-May 1, 1997.
     Alliance Balanced Portfolio-July 8, 1998.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) On February 22, 1994, shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.


                                -------------------------  EQ Advisors Trust

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



                      [This page intentionally left blank]

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88
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If you wish to know more, you will find additional information about the Trust and its Portfolios in the following documents:


ANNUAL REPORTS

The Annual Report includes more information about the Trust's performance and is available upon request free of charge. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios' performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, dated August 30, 1999, is incorporated into this Prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-528-0204.

You may visit the SEC's website at www.sec.gov to view the SAI and other information about the Trust. You can also review and copy information about the Trust, including the SAI, at the SEC's Public Reference Room in Washington, D.C. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 800-SEC-0330.

Investment Company Act File Number: 811-07953

--------------------------------------------------------------------------------

HOW TO REACH US

You may communicate with our Processing Offices listed below for any of the following purposes:

o FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
Equitable 300+ Series
P.O. Box 13871
Newark, New Jersey 07188-0014

o FOR ALL OTHER COMMUNICATIONS (E.G., WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
Equitable 300+ Series
P.O. Box 2468 G.P.O.
New York, New York 10016

TOLL-FREE TELEPHONE SERVICE: You may also use our AIM System to reach us toll-free at 1-800-248-2138 for a recording of:

o Daily unit values for the Funds.

o Guaranteed rates applicable to the GRAs.

o Performance results for each Fund.

You may also use our toll-free number to change allocation instructions, make telephone transfers among the investment options, or, during our regular business hours, to speak with one of our customer service representatives.

We have established procedures to reasonably confirm that the instructions communicated by telephone are genuine. For example, we will require certain personal identification information before we act on telephone instructions and we will provide written confirmation of your transfers. We will not be liable for following telephone instructions we reasonably believe to be genuine.

You should send all contributions, notices, and requests to our Processing Office at the address above.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the certificate owner. If there are joint owners both must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.


NO PERSON IS AUTHORIZED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE SAI, OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY EQUITABLE LIFE. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.